UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2017 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Global equity and bond markets generally had positive returns for the six month reporting period amid a surge in corporate profits, continued low interest rates and steady economic growth.

Within fixed-income markets, high-yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds throughout the six month reporting period. Notably, U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — amid expectations for further interest rate increases by the U.S. Federal Reserve over the course of the year. Emerging market debt also outperformed U.S. corporate bonds and U.S. Treasury bonds.

U.S. financial market volatility remained historically low through July but then spiked sharply in early August amid rising tensions between the U.S. and North Korea. The CBOE Volatility Index, which measures Standard & Poor’s 500 options to gauge market expectations of near-term volatility, ended the six month period slightly lower than its February 2017 level.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	3.30%
Bloomberg Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2017 (In Thousands)	$2,454,484
Duration as of 8/31/2017	5.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall security selection was a leading contributor to performance. The Fund outperformed the Benchmark in government bonds, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund’s overweight position in the 10-to-20 year portion of the yield curve also contributed to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s underweight position in non-corporate credit, particularly in bonds issued by sovereign nations, foreign agencies, foreign local governments and supranational groups, was a leading detractor from performance relative to the Benchmark. The Fund’s out-of-Benchmark allocation to agency collateralized mortgage obligations detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercials mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.8%
U.S. Treasury Obligations	16.6
Mortgage-Backed Securities	16.6
Collateralized Mortgage Obligations	15.3
Asset-Backed Securities	12.4
Commercial Mortgage-Backed Securities	4.9
Foreign Government Securities	1.9
U.S. Government Agency Securities	1.7
Others (each less than 1.0%)	0.7
Short-Term Investment	3.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.30%	1.56%	2.76%	5.39%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.44%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	2.06%

Net Assets as of 8/31/2017 (In Thousands)	$181,188
Duration as of 8/31/2017	3.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in government bonds and corporate debt was a leading contributor to performance. The Fund’s out-of-Benchmark allocation to mortgages, asset-backed securities and commercial mortgage-backed securities also contributed to relative performance. The Fund’s underweight position in the shorter end of the yield curve and its overweight position in the 7-to-10 year portion of the yield curve also helped relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s underweight position in non-corporate credit, including bonds issued by sovereign nations, foreign agencies, foreign local governments and supranational institutions, was a leading detractor from relative performance. The Fund’s allocation to agency collateralized mortgage obligations also detracted slightly from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	24.1%
Corporate Bonds	23.5
Collateralized Mortgage Obligations	21.3
Asset-Backed Securities	12.1
Mortgage-Backed Securities	11.3
Commercial Mortgage-Backed Securities	4.2
U.S. Government Agency Securities	1.5
Foreign Government Securities	0.6
Short-Term Investment	1.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.44%	1.36%	2.18%	4.63%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.7%
	Academic Loan Funding Trust,
223	Series 2012-1A, Class A1, 2.03%, 12/27/2022 (e) (z)	223
1,279	Series 2013-1A, Class A, 2.03%, 12/26/2044 (e) (z)	1,273
367	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	387
3,983	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.13%, 10/25/2056 (e) (bb)	3,975
	American Airlines Pass-Through Trust,
156	Series 2011-1, Class A, 5.25%, 01/31/2021	167
502	Series 2013-2, Class A, 4.95%, 01/15/2023	538
276	Series 2016-2, Class A, 3.65%, 06/15/2028	281
565	Series 2017-1, Class AA, 3.65%, 02/15/2029	585
409	Series 2017-2, Class AA, 3.35%, 10/15/2029	413
	American Credit Acceptance Receivables Trust,
1,225	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	1,246
870	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	875
2,590	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	2,619
1,480	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	1,486
	American Homes 4 Rent,
4,069	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	4,269
1,275	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,408
	American Homes 4 Rent Trust,
3,809	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	4,038
2,000	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	2,218
850	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	966
2,857	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	3,033
500	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	543
2,380	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	2,738
999	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	1,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	AmeriCredit Automobile Receivables Trust,
865	Series 2016-2, Class A2A, 1.42%, 10/08/2019	865
794	Series 2016-3, Class A3, 1.46%, 05/10/2021	792
10,700	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	10,700
503	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	503
	B2R Mortgage Trust,
1,526	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	1,526
2,825	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,868
576	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	569
	BCC Funding Corp. X,
945	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	944
550	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	550
181	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	177
388	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	385
880	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	889
1,460	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	1,461
5,076	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	5,065
	CarFinance Capital Auto Trust,
138	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	138
323	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	323
777	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	793
	Citi Held For Asset Issuance,
358	Series 2015-PM1, Class B, 2.93%, 12/15/2021 (e) (bb)	358
1,105	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	1,117
1,069	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	1,078
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,080

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
114	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 1.61%, 12/25/2033 (z)	114
978	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	979
2,465	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,463
3,794	Colony American Homes, Series 2014-2A, Class A, 2.18%, 07/17/2031 (e) (z)	3,799
	Continental Airlines Pass-Through Trust,
97	Series 1999-2, Class A-1, 7.26%, 03/15/2020	103
368	Series 2007-1, Class A, 5.98%, 04/19/2022	405
	CPS Auto Receivables Trust,
86	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	86
700	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	718
255	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	255
223	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	228
2,535	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	2,573
1,376	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	1,408
705	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	706
490	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	490
1,400	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	1,413
	Credit Acceptance Auto Loan Trust,
579	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	586
1,564	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	1,571
686	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	690
574	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	583
604	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	606
948	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	1,103
147	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.13%, 10/25/2034 (z)	140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delta Air Lines Pass-Through Trust,
269	Series 2010-2, Class A, 4.95%, 05/23/2019	279
119	Series 2011-1, Class A, 5.30%, 04/15/2019	124
306	Series 2012-1, Class A, 4.75%, 05/07/2020	321
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	1,506
2,882	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	2,933
1,059	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	1,083
1,320	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	1,362
918	Series 2016-AA, Class B, 3.17%, 05/15/2020 (e)	920
2,535	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	2,571
475	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	476
3,101	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	3,188
2,635	Series 2017-1, Class C, 2.84%, 04/15/2022	2,656
2,992	Series 2017-1, Class D, 3.84%, 03/15/2023	3,045
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	1,845
81	Series 2016-2A, Class A, 1.73%, 08/15/2019 (e)	81
932	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	932
1,609	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	1,623
2,244	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	2,249
728	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	728
	Exeter Automobile Receivables Trust,
207	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	207
105	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	105
283	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	283
795	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	795
1,171	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	1,177
56	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96%, 03/15/2019	56

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	First Investors Auto Owner Trust,
299	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	299
141	Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	141
373	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	382
	FirstKey Lending Trust,
6,343	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	6,350
2,246	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	2,267
	Flagship Credit Auto Trust,
117	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	117
68	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	68
892	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	897
440	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	445
403	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	403
2,000	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	2,002
757	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	769
756	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	784
3,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	3,222
156	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.70%, 04/25/2029 (z)	133
86	GLC Trust, Series 2014-A, Class A, 3.00%, 07/15/2021 (e)	86
	GLS Auto Receivables Trust,
877	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	877
1,431	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	1,441
1,886	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	1,886
1,200	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	1,238
410	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	410
328	GO Financial Auto Securitization Trust, Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	328

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

936	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	939
872	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	900
1,609	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	1,601
	HERO Funding Trust,
1,608	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	1,614
3,160	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	3,328
444	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	447
102	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.43%, 03/25/2036 (z) (bb)	95
99	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	99
	Kabbage Asset Securitization LLC,
8,515	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	8,694
2,525	Series 2017-1, Class B, 5.79%, 03/15/2022 (e)	2,571
	KGS-Alpha SBA COOF Trust,
7,844	Series 2012-2, Class A, IO, 0.85%, 08/25/2038 (e) (z) (bb)	193
6,391	Series 2013-2, Class A, IO, 1.69%, 03/25/2039 (e) (z) (bb)	273
3,852	Series 2015-2, Class A, IO, 2.58%, 07/25/2041 (e) (z)	417
592	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	596
	Lendmark Funding Trust,
2,894	Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	2,961
1,866	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	1,874
136	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.43%, 01/25/2036 (z) (bb)	135
	LV Tower 52 Issuer,
6,658	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	6,666
2,359	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	2,371
2,130	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	2,144

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Marlette Funding Trust,
1,479	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	1,485
3,546	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	3,564
823	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	925
1,397	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	1,405
380	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e)	380
315	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.58%, 12/07/2020 (z)	315
599	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	603
2,565	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	2,555
	NRPL Trust,
2,066	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	2,065
1,522	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	1,526
5,741	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	5,749
1,200	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	1,200
	Ocwen Master Advance Receivables Trust,
2,934	Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (e)	2,930
654	Series 2015-T3, Class BT3, 3.70%, 11/15/2047 (e) (bb)	654
487	Series 2015-T3, Class CT3, 4.20%, 11/15/2047 (e) (b)	486
2,500	Series 2015-T3, Class DT3, 4.69%, 11/15/2047 (e) (bb)	2,501
1,400	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	1,398
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	2,173
1,174	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,203
	OneMain Financial Issuance Trust,
98	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	98
402	Series 2014-1A, Class B, 3.24%, 06/18/2024 (e) (bb)	402

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

648	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	648
1,491	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	1,495
550	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	558
6,879	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	6,886
1,911	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	1,914
2,755	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	2,820
1,800	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	1,850
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,656
1,455	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	1,473
104	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	104
	Progress Residential Trust,
3,917	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,955
2,012	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	2,037
2,566	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	2,601
1,230	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	1,256
5,220	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,326
295	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	309
1,200	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	1,272
1,804	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	1,809
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	4,014
985	Series 2015-A, Class B, 6.00%, 12/15/2019 (e) (bb)	995
1,264	Series 2016-A, 5.97%, 02/27/2019 (z) (bb)	1,264
16	RAMP Trust, Series 2006-RZ1, Class A3, 1.53%, 03/25/2036 (z) (bb)	16
755	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	756
3,900	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	3,900

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
289	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	143
1,241	Renew Financial Group LLC, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	1,268
111	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.79%, 06/25/2033 (bb)	111
248	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.42%, 01/25/2036 (bb)	217
89	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	89
1,514	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	1,533
2,895	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	2,915
	Springleaf Funding Trust,
3,841	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	3,874
1,087	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	1,106
2,040	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e) (bb)	2,075
1,500	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	1,495
2,321	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	2,322
	Tricon American Homes Trust,
827	Series 2015-SFR1, Class A, 2.48%, 05/17/2032 (e) (z)	833
1,824	Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	1,830
1,045	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.45%, 07/07/2028	1,059
1,737	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	1,737
	US Residential Opportunity Fund III Trust,
1,674	Series 2016-1III, Class A, SUB, 3.47%, 07/27/2036 (e)	1,685
2,344	Series 2016-2III, Class A, SUB, 3.47%, 08/27/2036 (e)	2,335
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	249
3,655	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	3,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

89	VML LLC, Series 2014-NPL1, Class A1, SUB, 3.88%, 04/27/2054 (e)	89
2,207	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.88%, 12/26/2046 (e) (bb)	2,218
1,783	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	1,792
1,334	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,340
1,442	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,456
2,073	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	2,085
	VOLT XIX LLC,
330	Series 2014-NP11, Class A1, SUB, 3.88%, 04/25/2055 (e) (bb)	330
400	Series 2014-NP11, Class A2, 5.00%, 04/25/2055 (e) (bb)	401
1,058	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	1,062
	VOLT XXII LLC,
731	Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	733
665	Series 2015-NPL4, Class A2, SUB, 4.25%, 02/25/2055 (e) (bb)	666
867	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	872
1,114	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	1,118
	Westgate Resorts LLC,
238	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	239
1,587	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	1,596
	Westlake Automobile Receivables Trust,
941	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	946
947	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	955

	Total Asset-Backed Securities (Cost $307,499)	311,449

Collateralized Mortgage Obligations — 15.7%
1,961	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	1,962
1,397	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.88%, 07/25/2060 (e)	1,397
	Alternative Loan Trust,
8,532	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	8,503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,058	Series 2005-1CB, Class 1A6, IF, IO, 5.87%, 03/25/2035 (z) (bb)	210
2,785	Series 2005-20CB, Class 3A8, IF, IO, 3.52%, 07/25/2035 (z) (bb)	392
5,384	Series 2005-22T1, Class A2, IF, IO, 3.84%, 06/25/2035 (z) (bb)	792
2,779	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,578
103	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	82
4,084	Series 2005-37T1, Class A2, IF, IO, 3.82%, 09/25/2035 (z) (bb)	620
2,227	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035 (bb)	2,083
5,574	Series 2005-54CB, Class 1A2, IF, IO, 3.62%, 11/25/2035 (z)	761
1,250	Series 2005-57CB, Class 3A2, IF, IO, 3.87%, 12/25/2035 (z) (bb)	173
918	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	901
1,637	Series 2005-J1, Class 1A4, IF, IO, 3.87%, 02/25/2035 (z) (bb)	58
1,447	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	1,231
	Angel Oak Mortgage Trust LLC,
448	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e) (bb)	448
533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e)	532
	ASG Resecuritization Trust,
591	Series 2009-3, Class A65, 2.81%, 03/26/2037 (e) (z)	592
215	Series 2011-1, Class 3A50, 3.54%, 11/28/2035 (e) (z)	215
	Banc of America Alternative Loan Trust,
39	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	37
777	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	730
1,910	Series 2005-6, Class CBIO, IO, 5.50%, 07/25/2035 (bb)	418
491	Series 2006-4, Class 1A4, 6.00%, 05/25/2046	398
	Banc of America Funding Trust,
197	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	165
106	Series 2004-2, Class 30PO, PO, 09/20/2034 (bb)	96
161	Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (z)	161
396	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	385

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

232	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	192
139	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	111
566	Series 2005-E, Class 4A1, 3.27%, 03/20/2035 (z)	575
344	Series 2006-A, Class 3A2, 3.49%, 02/20/2036 (z)	311
	Banc of America Mortgage Trust,
107	Series 2004-A, Class 2A2, 3.59%, 02/25/2034 (z)	107
470	Series 2004-J, Class 3A1, 3.66%, 11/25/2034 (z)	470
	BCAP LLC Trust,
155	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	158
1,002	Series 2010-RR7, Class 2A1, 3.21%, 07/26/2045 (e) (z)	992
63	Series 2010-RR12, Class 2A5, 3.41%, 01/26/2036 (e) (z)	62
23	Series 2011-RR4, Class 6A3, 5.00%, 08/26/2037 (e) (z)	23
	Bear Stearns ARM Trust,
116	Series 2003-7, Class 3A, 3.32%, 10/25/2033 (z)	116
446	Series 2004-1, Class 12A1, 3.62%, 04/25/2034 (z)	448
70	Series 2004-2, Class 14A, 3.72%, 05/25/2034 (z)	71
836	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	848
1,936	Series 2006-1, Class A1, 2.91%, 02/25/2036 (z)	1,939
	CHL Mortgage Pass-Through Trust,
267	Series 2004-7, Class 2A1, 3.52%, 06/25/2034 (z)	263
43	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	44
95	Series 2004-HYB1, Class 2A, 3.22%, 05/20/2034 (z)	91
476	Series 2004-HYB3, Class 2A, 3.22%, 06/20/2034 (z)	460
347	Series 2004-HYB6, Class A3, 3.21%, 11/20/2034 (z)	349
35	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	36
621	Series 2005-16, Class A23, 5.50%, 09/25/2035	614
1,841	Series 2005-22, Class 2A1, 3.22%, 11/25/2035 (z)	1,640

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
89	Series 2005-5, Class APO, PO, 08/25/2035 (bb)	80
95	Series 2005-8, Class APO, PO, 11/25/2035 (bb)	81
	Citigroup Global Markets Mortgage Securities VII, Inc.,
125	Series 2003-HYB1, Class A, 3.24%, 09/25/2033 (z)	126
2	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	2
	Citigroup Mortgage Loan Trust,
168	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	172
475	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	471
	Citigroup Mortgage Loan Trust, Inc.,
101	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	102
52	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	49
47	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	41
43	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	40
30	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	30
56	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	56
18	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	17
4	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	4
98	Series 2004-UST1, Class A6, 3.23%, 08/25/2034 (z)	96
261	Series 2005-1, Class 2A1A, 3.07%, 02/25/2035 (z)	227
309	Series 2005-2, Class 2A11, 5.50%, 05/25/2035	316
353	Series 2005-5, Class 1A2, 4.07%, 08/25/2035 (z)	298
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A 12/25/2047 (d) (z) (bb)	116
	Credit Suisse First Boston Mortgage Securities Corp.,
426	Series 2003-1, Class DB1, 6.71%, 02/25/2033 (z)	432
10	Series 2003-17, Class 2A1, 5.00%, 07/25/2018	10

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

148		Series 2003-21, Class 1A4, 5.25%, 09/25/2033	152
260		Series 2003-25, Class 1P, PO, 10/25/2033 (bb)	236
5		Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	5
2,515		Series 2005-4, Class 3A18, 5.50%, 06/25/2035	2,548
2,811		Series 2005-4, Class 3A23, 5.50%, 06/25/2035	2,809
792		CSMC, Series 2010-11R, Class A6, 2.23%, 06/28/2047(e) (z)	790
88		FHLMC — GNMA, Series 8, Class ZA, 7.00%, 03/25/2023	94
		FHLMC REMIC,
1		Series 22, Class C, 9.50%, 04/15/2020	1
2		Series 23, Class F, 9.60%, 04/15/2020	2
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
1		Series 99, Class Z, 9.50%, 01/15/2021	1
—	(h)	Series 204, Class E, HB, IF, 1,644.59%, 05/15/2023 (z)	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/2021	—	(h)
2		Series 1065, Class J, 9.00%, 04/15/2021	2
—	(h)	Series 1079, Class S, HB, IF, 29.83%, 05/15/2021 (z)	—	(h)
1		Series 1084, Class F, 2.18%, 05/15/2021 (z)	1
1		Series 1084, Class S, HB, IF, 39.71%, 05/15/2021 (z)	1
3		Series 1116, Class I, 5.50%, 08/15/2021	4
5		Series 1144, Class KB, 8.50%, 09/15/2021	6
—	(h)	Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.54%, 01/15/2022 (z)	1
4		Series 1250, Class J, 7.00%, 05/15/2022	4
9		Series 1343, Class LA, 8.00%, 08/15/2022	9
11		Series 1343, Class LB, 7.50%, 08/15/2022	12
18		Series 1370, Class JA, 2.38%, 09/15/2022 (z)	19
17		Series 1455, Class WB, IF, 4.06%, 12/15/2022 (z)	18
87		Series 1466, Class PZ, 7.50%, 02/15/2023	96
1		Series 1470, Class F, 1.66%, 02/15/2023 (z)	1
93		Series 1498, Class I, 2.38%, 04/15/2023 (z)	95
144		Series 1502, Class PX, 7.00%, 04/15/2023	158
15		Series 1505, Class Q, 7.00%, 05/15/2023	17
36		Series 1518, Class G, IF, 7.84%, 05/15/2023 (z)	41
12		Series 1541, Class M, HB, IF, 24.89%, 07/15/2023 (z)	17

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
34	Series 1541, Class O, 1.57%, 07/15/2023 (z)	34
4	Series 1570, Class F, 2.16%, 08/15/2023 (z)	4
119	Series 1573, Class PZ, 7.00%, 09/15 /2023	129
73	Series 1591, Class PV, 6.25%, 10/15/2023	79
27	Series 1602, Class SA, IF, 18.76%, 10/15/2023 (z)	38
325	Series 1608, Class L, 6.50%, 09/15/2023	360
226	Series 1638, Class H, 6.50%, 12/15/2023	245
163	Series 1642, Class PJ, 6.00%, 11/15/2023	175
14	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	19
8	Series 1686, Class SH, IF, 16.48%, 02/15/2024 (z)	10
54	Series 1695, Class EB, 7.00%, 03/15/2024	59
10	Series 1699, Class FC, 1.83%, 03/15/2024 (z)	10
50	Series 1700, Class GA, PO, 02/15/2024	49
144	Series 1706, Class K, 7.00%, 03/15/2024	158
5	Series 1709, Class FA, 1.42%, 03/15/2024 (z)	5
22	Series 1745, Class D, 7.50%, 08/15/2024	25
307	Series 1760, Class ZD, 1.77%, 02/15/2024 (z)	306
114	Series 1798, Class F, 5.00%, 05/15/2023	120
1	Series 1807, Class G, 9.00%, 10/15/2020	1
26	Series 1829, Class ZB, 6.50%, 03/15/2026	28
29	Series 1863, Class Z, 6.50%, 07/15/2026	32
39	Series 1865, Class D, PO, 02/15/2024	36
26	Series 1890, Class H, 7.50%, 09/15/2026	30
90	Series 1899, Class ZE, 8.00%, 09/15/2026	105
5	Series 1935, Class FL, 1.93%, 02/15/2027 (z)	5
65	Series 1963, Class Z, 7.50%, 01/15/2027	75
8	Series 1970, Class PG, 7.25%, 07/15/2027	9
112	Series 1981, Class Z, 6.00%, 05/15/2027	122
41	Series 1987, Class PE, 7.50%, 09/15/2027	48
92	Series 2019, Class Z, 6.50%, 12/15/2027	103
26	Series 2033, Class SN, HB, IF, 28.48%, 03/15/2024 (z)	10
80	Series 2038, Class PN, IO, 7.00%, 03/15/2028	15
174	Series 2040, Class PE, 7.50%, 03/15/2028	202
23	Series 2043, Class CJ, 6.50%, 04/15/2028	26
113	Series 2054, Class PV, 7.50%, 05/15/2028	131
220	Series 2075, Class PH, 6.50%, 08/15/2028	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

247	Series 2075, Class PM, 6.25%, 08/15/2028	272
62	Series 2086, Class GB, 6.00%, 09/15/2028	69
103	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	12
286	Series 2095, Class PE, 6.00%, 11/15/2028	319
97	Series 2125, Class JZ, 6.00%, 02/15/2029	106
22	Series 2132, Class SB, HB, IF, 25.21%, 03/15/2029 (z)	37
5	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
122	Series 2136, Class PG, 6.00%, 03/15/2029	136
36	Series 2141, Class IO, IO, 7.00%, 04/15/2029	4
38	Series 2163, Class PC, IO, 7.50%, 06/15/2029	5
367	Series 2169, Class TB, 7.00%, 06/15/2029	420
215	Series 2172, Class QC, 7.00%, 07/15/2029	249
189	Series 2176, Class OJ, 7.00%, 08/15/2029	217
102	Series 2201, Class C, 8.00%, 11/15/2029	118
95	Series 2209, Class TC, 8.00%, 01/15/2030	114
173	Series 2210, Class Z, 8.00%, 01/15/2030	207
34	Series 2224, Class CB, 8.00%, 03/15/2030	40
97	Series 2230, Class Z, 8.00%, 04/15/2030	116
67	Series 2234, Class PZ, 7.50%, 05/15/2030	79
71	Series 2247, Class Z, 7.50%, 08/15/2030	81
107	Series 2256, Class MC, 7.25%, 09/15/2030	125
146	Series 2259, Class ZM, 7.00%, 10/15/2030	169
5	Series 2261, Class ZY, 7.50%, 10/15/2030	6
21	Series 2262, Class Z, 7.50%, 10/15/2030	25
172	Series 2271, Class PC, 7.25%, 12/15/2030	200
135	Series 2283, Class K, 6.50%, 12/15/2023	146
91	Series 2296, Class PD, 7.00%, 03/15/2031	105
24	Series 2306, Class K, PO, 05/15/2024	23
56	Series 2306, Class SE, IF, IO, 8.33%, 05/15/2024 (z)	10
96	Series 2313, Class LA, 6.50%, 05/15/2031	109
138	Series 2325, Class PM, 7.00%, 06/15/2031	160
908	Series 2344, Class ZD, 6.50%, 08/15/2031	1,060
70	Series 2344, Class ZJ, 6.50%, 08/15/2031	78
70	Series 2345, Class NE, 6.50%, 08/15/2031	79
68	Series 2351, Class PZ, 6.50%, 08/15/2031	77
532	Series 2353, Class AZ, 6.00%, 09/15/2031	581
281	Series 2359, Class ZB, 8.50%, 06/15/2031	328
153	Series 2367, Class ME, 6.50%, 10/15/2031	170
328	Series 2396, Class FM, 1.68%, 12/15/2031 (z)	329
168	Series 2399, Class OH, 6.50%, 01/15/2032	193

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
248		Series 2399, Class TH, 6.50%, 01/15/2032	284
249		Series 2410, Class NG, 6.50%, 02/15/2032	285
89		Series 2410, Class OE, 6.38%, 02/15/2032	98
166		Series 2410, Class QS, IF, 16.31%, 02/15/2032 (z)	251
96		Series 2410, Class QX, IF, IO, 7.42%, 02/15/2032 (z)	26
198		Series 2412, Class SP, IF, 13.65%, 02/15/2032 (z)	256
278		Series 2420, Class XK, 6.50%, 02/15/2032	319
256		Series 2423, Class MC, 7.00%, 03/15/2032	297
219		Series 2423, Class MT, 7.00%, 03/15/2032	256
436		Series 2430, Class WF, 6.50%, 03/15/2032	499
259		Series 2434, Class TC, 7.00%, 04/15/2032	299
289		Series 2435, Class CJ, 6.50%, 04/15/2032	331
188		Series 2436, Class MC, 7.00%, 04/15/2032	214
165		Series 2444, Class ES, IF, IO, 6.72%, 03/15/2032 (z)	40
121		Series 2450, Class GZ, 7.00%, 05/15/2032	143
132		Series 2450, Class SW, IF, IO, 6.77%, 03/15/2032 (z)	29
555		Series 2455, Class GK, 6.50%, 05/15/2032	636
200		Series 2462, Class JG, 6.50%, 06/15/2032	229
415		Series 2464, Class SI, IF, IO, 6.77%, 02/15/2032 (z)	86
373		Series 2466, Class PH, 6.50%, 06/15/2032	428
176		Series 2474, Class NR, 6.50%, 07/15/2032	196
245		Series 2484, Class LZ, 6.50%, 07/15/2032	276
252		Series 2500, Class MC, 6.00%, 09/15/2032	286
—	(h)	Series 2503, Class BH, 5.50%, 09/15/2017	—	(h)
4		Series 2508, Class AQ, 5.50%, 10/15/2017	4
199		Series 2512, Class PG, 5.50%, 10/15/2022	211
107		Series 2535, Class BK, 5.50%, 12/15/2022	113
14		Series 2537, Class TE, 5.50%, 12/15/2017	14
424		Series 2543, Class YX, 6.00%, 12/15/2032	475
439		Series 2544, Class HC, 6.00%, 12/15/2032	496
531		Series 2552, Class ME, 6.00%, 01/15/2033	608
428		Series 2567, Class QD, 6.00%, 02/15/2033	490
266		Series 2568, Class KG, 5.50%, 02/15/2023	285
51		Series 2571, Class SK, HB, IF, 29.21%, 09/15/2023 (z)	79
1,184		Series 2575, Class ME, 6.00%, 02/15/2033	1,334
156		Series 2586, Class WI, IO, 6.50%, 03/15/2033	29
47		Series 2587, Class WX, 5.00%, 03/15/2018	47
326		Series 2596, Class QG, 6.00%, 03/15/2033	354
22		Series 2611, Class UH, 4.50%, 05/15/2018	22

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

41	Series 2617, Class GR, 4.50%, 05/15/2018	41
32	Series 2626, Class NS, IF, IO, 5.32%, 06/15/2023 (z)	—	(h)
49	Series 2631, Class LC, 4.50%, 06/15/2018	49
24	Series 2636, Class Z, 4.50%, 06/15/2018	24
30	Series 2637, Class SA, IF, IO, 4.87%, 06/15/2018 (z)	—	(h)
22	Series 2638, Class DS, IF, 7.37%, 07/15/2023 (z)	23
15	Series 2650, Class PO, PO, 12/15/2032	15
137	Series 2650, Class SO, PO, 12/15/2032	135
39	Series 2651, Class VZ, 4.50%, 07/15/2018	39
221	Series 2675, Class CK, 4.00%, 09/15/2018	223
70	Series 2692, Class SC, IF, 10.83%, 07/15/2033 (z)	87
64	Series 2695, Class DG, 4.00%, 10/15/2018	64
705	Series 2710, Class HB, 5.50%, 11/15/2023	749
428	Series 2716, Class UN, 4.50%, 12/15/2023	446
85	Series 2744, Class PE, 5.50%, 02/15/2034	90
142	Series 2783, Class AT, 4.00%, 04/15/2019	144
379	Series 2809, Class UC, 4.00%, 06/15/2019	383
34	Series 2835, Class QO, PO, 12/15/2032	30
10	Series 2840, Class JO, PO, 06/15/2023	10
23	Series 2922, Class JN, 4.50%, 02/15/2020	24
159	Series 2934, Class EC, PO, 02/15/2020	155
133	Series 2934, Class HI, IO, 5.00%, 02/15/2020	6
105	Series 2934, Class KI, IO, 5.00%, 02/15/2020	4
52	Series 2958, Class QD, 4.50%, 04/15/2020	52
449	Series 2965, Class GD, 4.50%, 04/15/2020	456
5	Series 2989, Class PO, PO, 06/15/2023	5
2,613	Series 2990, Class UZ, 5.75%, 06/15/2035	2,972
1,233	Series 3004, Class EK, 5.50%, 07/15/2035	1,308
59	Series 3014, Class OD, PO, 08/15/2035	55
944	Series 3047, Class OD, 5.50%, 10/15/2035	1,093
3,095	Series 3064, Class MC, 5.50%, 11/15/2035	3,449
3	Series 3068, Class AO, PO, 01/15/2035	3
69	Series 3068, Class QB, 4.50%, 06/15/2020	70
883	Series 3074, Class BH, 5.00%, 11/15/2035	947
224	Series 3085, Class WF, 2.03%, 08/15/2035 (z)	229
366	Series 3102, Class FB, 1.53%, 01/15/2036 (z)	366
87	Series 3102, Class HS, HB, IF, 20.07%, 01/15/2036 (z)	129
504	Series 3117, Class EO, PO, 02/15/2036	448

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
292	Series 3117, Class OK, PO, 02/15/2036	249
21	Series 3122, Class ZB, 6.00%, 03/15/2036	32
929	Series 3131, Class BK, 5.50%, 03/15/2026	998
78	Series 3134, Class PO, PO, 03/15/2036	71
370	Series 3138, Class PO, PO, 04/15/2036	335
30	Series 3149, Class SO, PO, 05/15/2036	25
176	Series 3151, Class UC, 5.50%, 08/15/2035	180
373	Series 3152, Class MO, PO, 03/15/2036	331
85	Series 3171, Class MO, PO, 06/15/2036	79
313	Series 3179, Class OA, PO, 07/15/2036	282
58	Series 3194, Class SA, IF, IO, 5.87%, 07/15/2036 (z)	7
345	Series 3211, Class SO, PO, 09/15/2036	305
156	Series 3218, Class AO, PO, 09/15/2036	125
280	Series 3219, Class DI, IO, 6.00%, 04/15/2036	57
837	Series 3229, Class HE, 5.00%, 10/15/2026	891
335	Series 3232, Class ST, IF, IO, 5.47%, 10/15/2036 (z)	48
121	Series 3233, Class OP, PO, 05/15/2036	111
212	Series 3256, Class PO, PO, 12/15/2036	185
456	Series 3260, Class CS, IF, IO, 4.91%, 01/15/2037 (z)	68
248	Series 3261, Class OA, PO, 01/15/2037	218
75	Series 3274, Class JO, PO, 02/15/2037	69
80	Series 3275, Class FL, 1.67%, 02/15/2037 (z)	80
497	Series 3290, Class SB, IF, IO, 5.22%, 03/15/2037 (z)	66
588	Series 3315, Class HZ, 6.00%, 05/15/2037	612
28	Series 3318, Class AO, PO, 05/15/2037	26
30	Series 3326, Class JO, PO, 06/15/2037	28
249	Series 3331, Class PO, PO, 06/15/2037	228
155	Series 3385, Class SN, IF, IO, 4.77%, 11/15/2037 (z)	16
346	Series 3387, Class SA, IF, IO, 5.19%, 11/15/2037 (z)	48
577	Series 3404, Class SC, IF, IO, 4.77%, 01/15/2038 (z)	104
2,754	Series 3422, Class AI, IO, SUB, 0.25%, 01/15/2038	29
381	Series 3424, Class PI, IF, IO, 5.57%, 04/15/2038 (z)	68
705	Series 3481, Class SJ, IF, IO, 4.62%, 08/15/2038 (z)	110
446	Series 3511, Class SA, IF, IO, 4.77%, 02/15/2039 (z)	71
113	Series 3549, Class FA, 2.43%, 07/15/2039 (z)	115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

175	Series 3607, Class BO, PO, 04/15/2036	160
675	Series 3607, Class OP, PO, 07/15/2037	581
341	Series 3607, Class PO, PO, 05/15/2037	294
83	Series 3611, Class PO, PO, 07/15/2034	73
257	Series 3621, Class BO, PO, 01/15/2040	230
274	Series 3720, Class A, 4.50%, 09/15/2025	291
793	Series 3747, Class HI, IO, 4.50%, 07/15/2037	17
1,000	Series 3747, Class PY, 4.00%, 10/15/2040	1,088
521	Series 3759, Class HI, IO, 4.00%, 08/15/2037	18
446	Series 3760, Class GI, IO, 4.00%, 10/15/2037	11
123	Series 3804, Class FN, 1.68%, 03/15/2039 (z)	123
1,626	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,840
379	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	401
1,272	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	1,414
1,236	Series 3920, Class LP, 5.00%, 01/15/2034	1,353
796	Series 3925, Class FL, 1.68%, 01/15/2041 (z)	795
549	Series 3957, Class B, 4.00%, 11/15/2041	584
854	Series 3966, Class NA, 4.00%, 12/15/2041	919
348	Series 3997, Class PF, 1.68%, 11/15/2039 (z)	349
1,739	Series 4048, Class FJ, 1.63%, 07/15/2037 (z)	1,741
2,000	Series 4217, Class KY, 3.00%, 06/15/2043	2,001
2,501	Series 4240, Class B, 3.00%, 08/15/2033	2,542
3,684	Series 4251, Class KW, 2.50%, 04/15/2028	3,593
3,484	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	3,597
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
608	Series 233, Class 11, IO, 5.00%, 09/15/2035	115
855	Series 233, Class 13, IO, 5.00%, 09/15/2035	156
67	Series 243, Class 16, IO, 4.50%, 11/15/2020	2
168	Series 243, Class 17, IO, 4.50%, 12/15/2020	5
6,168	Series 299, Class 300, 3.00%, 01/15/2043	6,187
1,955	Series 310, Class PO, PO, 09/15/2043	1,588
3,900	Series 323, Class 300, 3.00%, 01/15/2044	3,962

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		FHLMC, Structured Pass-Through Securities Certificates,
377		Series T-41, Class 3A, 5.70%, 07/25/2032 (z)	411
239		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	294
1,359		Series T-54, Class 2A, 6.50%, 02/25/2043	1,616
391		Series T-54, Class 3A, 7.00%, 02/25/2043	461
148		Series T-58, Class APO, PO, 09/25/2043	125
342		Series T-59, Class 1AP, PO, 10/25/2043	283
1,363		Series T-76, Class 2A, 1.98%, 10/25/2037 (z)	1,411
		First Horizon Alternative Mortgage Securities Trust,
524		Series 2004-AA4, Class A1, 3.22%, 10/25/2034 (z)	522
866		Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	773
1,645		Series 2007-FA4, Class 1A2, IF, IO, 4.42%, 08/25/2037 (z) (bb)	342
555		First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2, 3.17%, 04/25/2035 (z)	566
		FNMA Grantor Trust,
677		Series 2002-T19, Class A2, 7.00%, 07/25/2042	786
468		Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	551
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
2		Series 1989-70, Class G, 8.00%, 10/25/2019	3
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
2		Series 1989-83, Class H, 8.50%, 11/25/2019	2
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
2		Series 1990-1, Class D, 8.80%, 01/25/2020	2
—	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
1		Series 1990-63, Class H, 9.50%, 06/25/2020	1
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/2020	—	(h)
6		Series 1990-102, Class J, 6.50%, 08/25/2020	6

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5		Series 1990-120, Class H, 9.00%, 10/25/2020	6
1		Series 1990-134, Class SC, IF, 19.75%, 11/25/2020 (z)	1
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(h)
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/2021	—	(h)
2		Series 1991-24, Class Z, 5.00%, 03/25/2021	2
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
16		Series 1992-136, Class PK, 6.00%, 08/25/2022	17
11		Series 1992-143, Class MA, 5.50%, 09/25/2022	12
40		Series 1992-163, Class M, 7.75%, 09/25/2022	44
64		Series 1992-188, Class PZ, 7.50%, 10/25/2022	70
26		Series 1993-21, Class KA, 7.70%, 03/25/2023	29
43		Series 1993-25, Class J, 7.50%, 03/25/2023	48
10		Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	13
15		Series 1993-62, Class SA, IF, 19.00%, 04/25/2023 (z)	19
8		Series 1993-165, Class SD, IF, 13.46%, 09/25/2023 (z)	10
18		Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	21
13		Series 1993-179, Class SB, HB, IF, 26.88%, 10/25/2023 (z)	18
9		Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	10
24		Series 1993-205, Class H, PO, 09/25/2023	23
40		Series 1993-225, Class UB, 6.50%, 12/25/2023	44
13		Series 1993-230, Class FA, 1.83%, 12/25/2023 (z)	13
33		Series 1993-247, Class FE, 2.23%, 12/25/2023 (z)	33
15		Series 1993-247, Class SU, IF, 12.29%, 12/25/2023 (z)	18
133		Series 1994-37, Class L, 6.50%, 03/25/2024	145
722		Series 1994-40, Class Z, 6.50%, 03/25/2024	788
30		Series 1995-2, Class Z, 8.50%, 01/25/2025	32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
160	Series 1995-19, Class Z, 6.50%, 11/25/2023	177
144	Series 1996-14, Class SE, IF, IO, 8.48%, 08/25/2023 (z)	25
12	Series 1996-59, Class J, 6.50%, 08/25/2022	13
101	Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	3
12	Series 1997-27, Class J, 7.50%, 04/18/2027	14
27	Series 1997-29, Class J, 7.50%, 04/20/2027	31
182	Series 1997-39, Class PD, 7.50%, 05/20/2027	210
15	Series 1997-42, Class ZC, 6.50%, 07/18/2027	16
259	Series 1997-61, Class ZC, 7.00%, 02/25/2023	283
48	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5
6	Series 1998-4, Class C, PO, 04/25/2023	6
71	Series 1998-36, Class ZB, 6.00%, 07/18/2028	80
48	Series 1998-43, Class SA, IF, IO, 17.45%, 04/25/2023 (z)	16
80	Series 1998-66, Class SB, IF, IO, 6.92%, 12/25/2028 (z)	10
53	Series 1999-17, Class C, 6.35%, 04/25/2029	59
195	Series 1999-18, Class Z, 5.50%, 04/18/2029	213
11	Series 1999-38, Class SK, IF, IO, 6.82%, 08/25/2023 (z)	1
24	Series 1999-52, Class NS, IF, 19.92%, 10/25/2023 (z)	33
80	Series 1999-62, Class PB, 7.50%, 12/18/2029	92
259	Series 2000-2, Class ZE, 7.50%, 02/25/2030	301
152	Series 2000-20, Class SA, IF, IO, 7.87%, 07/25/2030 (z)	28
20	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	4
52	Series 2001-4, Class PC, 7.00%, 03/25/2021	54
55	Series 2001-7, Class PF, 7.00%, 03/25/2031	64
157	Series 2001-30, Class PM, 7.00%, 07/25/2031	183
171	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	38

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

157	Series 2001-36, Class DE, 7.00%, 08/25/2031	180
417	Series 2001-44, Class MY, 7.00%, 09/25/2031	487
51	Series 2001-44, Class PD, 7.00%, 09/25/2031	59
70	Series 2001-44, Class PU, 7.00%, 09/25/2031	81
385	Series 2001-48, Class Z, 6.50%, 09/25/2021	409
40	Series 2001-49, Class Z, 6.50%, 09/25/2031	45
51	Series 2001-52, Class KB, 6.50%, 10/25/2031	57
531	Series 2001-61, Class Z, 7.00%, 11/25/2031	621
15	Series 2001-72, Class SX, IF, 14.59%, 12/25/2031 (z)	20
37	Series 2002-1, Class HC, 6.50%, 02/25/2022	39
31	Series 2002-1, Class SA, HB, IF, 21.18%, 02/25/2032 (z)	56
33	Series 2002-1, Class UD, HB, IF, 20.18%, 12/25/2023 (z)	45
586	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	29
8	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	10
16	Series 2002-21, Class LO, PO, 04/25/2032	14
159	Series 2002-21, Class PE, 6.50%, 04/25/2032	182
410	Series 2002-28, Class PK, 6.50%, 05/25/2032	468
100	Series 2002-37, Class Z, 6.50%, 06/25/2032	112
574	Series 2002-48, Class GH, 6.50%, 08/25/2032	649
1	Series 2002-62, Class ZE, 5.50%, 11/25/2017	1
1	Series 2002-63, Class KC, 5.00%, 10/25/2017	1
88	Series 2002-77, Class S, IF, 12.22%, 12/25/2032 (z)	109
282	Series 2002-83, Class CS, 6.88%, 08/25/2023	306
17	Series 2003-3, Class HJ, 5.00%, 02/25/2018	18
1,793	Series 2003-22, Class UD, 4.00%, 04/25/2033	1,904
580	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	143

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
345	Series 2003-34, Class AX, 6.00%, 05/25/2033	392
1,347	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,470
22	Series 2003-35, Class UC, 3.75%, 05/25/2033	23
70	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	15
523	Series 2003-39, Class LW, 5.50%, 05/25/2023	560
294	Series 2003-41, Class PE, 5.50%, 05/25/2023	310
98	Series 2003-42, Class GB, 4.00%, 05/25/2033	103
256	Series 2003-47, Class PE, 5.75%, 06/25/2033	287
93	Series 2003-52, Class SX, IF, 19.25%, 10/25/2031 (z)	129
72	Series 2003-64, Class SX, IF, 10.67%, 07/25/2033 (z)	89
428	Series 2003-71, Class DS, IF, 5.83%, 08/25/2033 (z)	467
567	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	104
61	Series 2003-74, Class SH, IF, 7.95%, 08/25/2033 (z)	72
34	Series 2003-76, Class GQ, 4.50%, 08/25/2018	34
66	Series 2003-81, Class LC, 4.50%, 09/25/2018	67
285	Series 2003-83, Class PG, 5.00%, 06/25/2023	290
127	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	151
828	Series 2003-116, Class SB, IF, IO, 6.37%, 11/25/2033 (z)	168
40	Series 2003-128, Class NG, 4.00%, 01/25/2019	41
34	Series 2003-130, Class SX, IF, 9.67%, 01/25/2034 (z)	40
58	Series 2003-132, Class OA, PO, 08/25/2033	54
688	Series 2004-4, Class QI, IF, IO, 5.87%, 06/25/2033 (z)	55
65	Series 2004-4, Class QM, IF, 11.73%, 06/25/2033 (z)	74
186	Series 2004-10, Class SC, HB, IF, 23.66%, 02/25/2034 (z)	206
123	Series 2004-25, Class PC, 5.50%, 01/25/2034	125
480	Series 2004-25, Class SA, IF, 16.13%, 04/25/2034 (z)	666

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

356	Series 2004-27, Class HB, 4.00%, 05/25/2019	361
85	Series 2004-36, Class PC, 5.50%, 02/25/2034	87
771	Series 2004-36, Class SA, IF, 16.13%, 05/25/2034 (z)	1,053
149	Series 2004-36, Class SN, IF, 11.73%, 07/25/2033 (z)	158
299	Series 2004-46, Class QB, IF, 19.06%, 05/25/2034 (z)	454
892	Series 2004-46, Class SK, IF, 13.11%, 05/25/2034 (z)	1,136
142	Series 2004-51, Class SY, IF, 11.77%, 07/25/2034 (z)	179
144	Series 2004-53, Class NC, 5.50%, 07/25/2024	155
199	Series 2004-59, Class BG, PO, 12/25/2032	182
64	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	71
28	Series 2004-76, Class CL, 4.00%, 10/25/2019	28
204	Series 2004-79, Class SP, IF, 16.41%, 11/25/2034 (z)	238
15	Series 2005-52, Class PA, 6.50%, 06/25/2035	16
816	Series 2005-56, Class S, IF, IO, 5.48%, 07/25/2035 (z)	143
202	Series 2005-66, Class SG, IF, 14.29%, 07/25/2035 (z)	284
226	Series 2005-68, Class BC, 5.25%, 06/25/2035	234
808	Series 2005-68, Class PG, 5.50%, 08/25/2035	897
306	Series 2005-68, Class UC, 5.00%, 06/25/2035	315
336	Series 2005-74, Class CS, IF, 16.63%, 05/25/2035 (z)	441
2,621	Series 2005-84, Class XM, 5.75%, 10/25/2035	2,913
1,037	Series 2005-109, Class PC, 6.00%, 12/25/2035	1,147
4,326	Series 2005-110, Class GL, 5.50%, 12/25/2035	4,944
394	Series 2005-110, Class MN, 5.50%, 06/25/2035	402
45	Series 2006-15, Class OT, PO, 01/25/2036	43
278	Series 2006-16, Class OA, PO, 03/25/2036	249
407	Series 2006-22, Class AO, PO, 04/25/2036	365
101	Series 2006-23, Class KO, PO, 04/25/2036	90

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
899	Series 2006-39, Class WC, 5.50%, 01/25/2036	975
563	Series 2006-44, Class GO, PO, 06/25/2036	514
1,332	Series 2006-44, Class P, PO, 12/25/2033	1,226
826	Series 2006-46, Class UC, 5.50%, 12/25/2035	882
841	Series 2006-53, Class US, IF, IO, 5.35%, 06/25/2036 (z)	129
805	Series 2006-56, Class FC, 1.52%, 07/25/2036 (z)	804
451	Series 2006-56, Class PO, PO, 07/25/2036	411
488	Series 2006-58, Class AP, PO, 07/25/2036	441
62	Series 2006-58, Class FL, 1.69%, 07/25/2036 (z)	63
249	Series 2006-58, Class PO, PO, 07/25/2036	230
71	Series 2006-59, Class QO, PO, 01/25/2033	70
4,125	Series 2006-60, Class DZ, 6.50%, 07/25/2036	5,090
380	Series 2006-65, Class QO, PO, 07/25/2036	340
78	Series 2006-72, Class TO, PO, 08/25/2036	72
1,411	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,601
309	Series 2006-79, Class DO, PO, 08/25/2036	282
262	Series 2006-90, Class AO, PO, 09/25/2036	240
112	Series 2006-109, Class PO, PO, 11/25/2036	100
711	Series 2006-110, Class PO, PO, 11/25/2036	637
76	Series 2006-111, Class EO, PO, 11/25/2036	69
469	Series 2006-118, Class A2, 1.29%, 12/25/2036 (z)	461
75	Series 2006-119, Class PO, PO, 12/25/2036	69
960	Series 2006-124, Class HB, 3.21%, 11/25/2036 (z)	1,021
464	Series 2006-128, Class BP, 5.50%, 01/25/2037	491
456	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	72
785	Series 2007-7, Class SG, IF, IO, 5.27%, 08/25/2036 (z)	206
1,063	Series 2007-14, Class ES, IF, IO, 5.21%, 03/25/2037 (z)	178
89	Series 2007-15, Class NO, PO, 03/25/2022	86
210	Series 2007-16, Class FC, 1.98%, 03/25/2037 (z)	215
92	Series 2007-42, Class AO, PO, 05/25/2037	85
176	Series 2007-48, Class PO, PO, 05/25/2037	160
447	Series 2007-54, Class FA, 1.63%, 06/25/2037 (z)	447
2,914	Series 2007-60, Class AX, IF, IO, 5.92%, 07/25/2037 (z)	649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

110	Series 2007-77, Class FG, 1.73%, 03/25/2037 (z)	110
597	Series 2007-81, Class GE, 6.00%, 08/25/2037	654
1,894	Series 2007-88, Class VI, IF, IO, 5.31%, 09/25/2037 (z)	372
1,468	Series 2007-91, Class ES, IF, IO, 5.23%, 10/25/2037 (z)	255
996	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	124
799	Series 2007-101, Class A2, 1.48%, 06/27/2036 (z)	784
268	Series 2007-106, Class A7, 6.21%, 10/25/2037 (z)	298
1,334	Series 2007-116, Class HI, IO, 1.38%, 01/25/2038 (z)	80
590	Series 2008-1, Class BI, IF, IO, 4.68%, 02/25/2038 (z)	86
376	Series 2008-10, Class XI, IF, IO, 5.00%, 03/25/2038 (z)	47
199	Series 2008-16, Class IS, IF, IO, 4.97%, 03/25/2038 (z)	27
62	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	1
63	Series 2008-24, Class DY, 5.00%, 04/25/2023	64
248	Series 2008-27, Class SN, IF, IO, 5.67%, 04/25/2038 (z)	37
25	Series 2008-39, Class CI, IO, 4.50%, 05/25/2018	—	(h)
148	Series 2008-42, Class AO, PO, 09/25/2036	139
14	Series 2008-44, Class PO, PO, 05/25/2038	13
243	Series 2008-47, Class SI, IF, IO, 5.27%, 06/25/2023 (z)	16
373	Series 2008-53, Class CI, IF, IO, 5.97%, 07/25/2038 (z)	57
35	Series 2008-76, Class GF, 1.88%, 09/25/2023 (z)	35
830	Series 2008-80, Class SA, IF, IO, 4.62%, 09/25/2038 (z)	111
545	Series 2008-81, Class SB, IF, IO, 4.62%, 09/25/2038 (z)	67
789	Series 2009-6, Class GS, IF, IO, 5.32%, 02/25/2039 (z)	157
205	Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	10
139	Series 2009-18, Class IO, IO, 5.00%, 03/25/2024	5
1,573	Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	278

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
626	Series 2009-60, Class HT, 6.00%, 08/25/2039	710
345	Series 2009-62, Class HJ, 6.00%, 05/25/2039	378
600	Series 2009-70, Class CO, PO, 01/25/2037	527
237	Series 2009-99, Class SC, IF, IO, 4.95%, 12/25/2039 (z)	32
644	Series 2009-103, Class MB, 3.36%, 12/25/2039 (z)	686
214	Series 2010-45, Class BD, 4.50%, 11/25/2038	216
723	Series 2010-49, Class SC, IF, 10.19%, 03/25/2040 (z)	876
406	Series 2010-64, Class DM, 5.00%, 06/25/2040	443
528	Series 2010-71, Class HJ, 5.50%, 07/25/2040	594
1,884	Series 2010-147, Class SA, IF, IO, 5.30%, 01/25/2041 (z)	368
300	Series 2010-148, Class MA, 4.00%, 02/25/2039	309
529	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	579
1,835	Series 2011-30, Class LS, IO, 1.71%, 04/25/2041 (z)	92
2,500	Series 2011-31, Class DB, 3.50%, 04/25/2031	2,638
431	Series 2011-75, Class FA, 1.78%, 08/25/2041 (z)	436
856	Series 2011-118, Class MT, 7.00%, 11/25/2041	1,009
1,260	Series 2011-130, Class CA, 6.00%, 12/25/2041	1,441
552	Series 2012-14, Class FB, 1.68%, 08/25/2037 (z)	554
3,000	Series 2012-66, Class CB, 3.00%, 06/25/2032	3,060
2,000	Series 2013-81, Class TA, 3.00%, 02/25/2043	1,961
1,694	Series 2013-90, Class PM, 3.50%, 09/25/2043	1,777
1,818	Series 2013-92, Class PO, PO, 09/25/2043	1,460
3,349	Series 2013-101, Class AE, 3.00%, 10/25/2033	3,399
2,690	Series 2013-101, Class DO, PO, 10/25/2043	2,120
3,000	Series 2013-101, Class E, 3.00%, 10/25/2033	3,062
3,500	Series 2013-103, Class VG, 3.00%, 03/25/2030	3,611
4,000	Series 2013-108, Class GU, 3.00%, 10/25/2033	4,069

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,450		Series 2013-128, Class PO, PO, 12/25/2043	2,880
—	(h)	Series G-17, Class S, HB, 954.05%, 06/25/2021 (z)	—	(h)
4		Series G-28, Class S, IF, 13.87%, 09/25/2021 (z)	4
8		Series G-35, Class M, 8.75%, 10/25/2021	9
2		Series G-51, Class SA, HB, IF, 24.07%, 12/25/2021 (z)	3
—	(h)	Series G92-27, Class SQ, HB, IF, 489.58%, 05/25/2022 (z)	—	(h)
52		Series G92-35, Class E, 7.50%, 07/25/2022	56
—	(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/2022	1
6		Series G92-42, Class Z, 7.00%, 07/25/2022	7
5		Series G92-44, Class ZQ, 8.00%, 07/25/2022	5
8		Series G92-52, Class FD, 1.26%, 09/25/2022 (z)	8
49		Series G92-54, Class ZQ, 7.50%, 09/25/2022	52
7		Series G92-59, Class F, 1.36%, 10/25/2022 (z)	7
17		Series G92-61, Class Z, 7.00%, 10/25/2022	19
12		Series G92-62, Class B, PO, 10/25/2022	12
61		Series G93-1, Class KA, 7.90%, 01/25/2023	67
14		Series G93-5, Class Z, 6.50%, 02/25/2023	15
19		Series G93-14, Class J, 6.50%, 03/25/2023	20
43		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	47
37		Series G93-27, Class FD, 2.11%, 08/25/2023 (z)	37
9		Series G93-37, Class H, PO, 09/25/2023	9
27		Series G95-1, Class C, 8.80%, 01/25/2025	31
		FNMA REMIC Trust,
610		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	665
252		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	289
75		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	89
20		Series 2007-W7, Class 1A4, HB, IF, 31.77%, 07/25/2037 (z)	29
1,081		Series 2009-W1, Class A, 6.00%, 12/25/2049	1,229
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.00%, 09/25/2017	—
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
5		Series 218, Class 2, IO, 7.50%, 04/25/2023	1
6		Series 265, Class 2, 9.00%, 03/25/2024	7

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
71	Series 329, Class 1, PO, 01/25/2033	63
29	Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
43	Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
7	Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
101	Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	17
340	Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	67
271	Series 355, Class 11, IO, 6.00%, 07/25/2034	48
27	Series 355, Class 31, IO, 4.50%, 12/25/2018 (z)	—	(h)
443	Series 365, Class 8, IO, 5.50%, 05/25/2036	95
21	Series 368, Class 3, IO, 4.50%, 11/25/2020	1
230	Series 374, Class 5, IO, 5.50%, 08/25/2036	51
111	Series 383, Class 32, IO, 6.00%, 01/25/2038	23
292	Series 383, Class 33, IO, 6.00%, 01/25/2038	56
82	Series 393, Class 6, IO, 5.50%, 04/25/2037	15
	FNMA Trust,
153	Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	180
370	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	423
488	Series 2004-W15, Class 2AF, 1.48%, 08/25/2044 (z)	484
1,319	Series 2005-W3, Class 2AF, 1.45%, 03/25/2045 (z)	1,287
468	Series 2006-W2, Class 1AF1, 1.45%, 02/25/2046 (z)	468
2,065	GMACM Mortgage Loan Trust, Series 2005-AR3, Class 3A4, 3.75%, 06/19/2035 (z)	2,031
	GNMA,
699	Series 1994-7, Class PQ, 6.50%, 10/16/2024	758
512	Series 1999-4, Class ZB, 6.00%, 02/20/2029	570
62	Series 1999-30, Class S, IF, IO, 7.37%, 08/16/2029 (z)	13
86	Series 2000-9, Class Z, 8.00%, 06/20/2030	100
715	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	831
978	Series 2000-21, Class Z, 9.00%, 03/16/2030	1,131
158	Series 2000-31, Class Z, 9.00%, 10/20/2030	189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

97	Series 2000-35, Class ZA, 9.00%, 11/20/2030	117
9	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1
46	Series 2001-6, Class SD, IF, IO, 7.32%, 03/16/2031 (z)	13
129	Series 2001-35, Class SA, IF, IO, 7.02%, 08/16/2031 (z)	37
121	Series 2001-36, Class S, IF, IO, 6.82%, 08/16/2031 (z)	35
454	Series 2002-24, Class AG, IF, IO, 6.72%, 04/16/2032 (z)	84
43	Series 2002-24, Class SB, IF, 10.08%, 04/16/2032 (z)	52
855	Series 2002-31, Class SE, IF, IO, 6.27%, 04/16/2030 (z)	125
15	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	19
1,081	Series 2002-45, Class QE, 6.50%, 06/20/2032	1,235
384	Series 2002-47, Class PG, 6.50%, 07/16/2032	444
697	Series 2002-47, Class ZA, 6.50%, 07/20/2032	822
601	Series 2002-52, Class GH, 6.50%, 07/20/2032	709
949	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,082
444	Series 2003-11, Class SK, IF, IO, 6.47%, 02/16/2033 (z)	68
206	Series 2003-12, Class SP, IF, IO, 6.47%, 02/20/2033 (z)	48
41	Series 2003-24, Class PO, PO, 03/16/2033	38
1,096	Series 2003-40, Class TJ, 6.50%, 03/20/2033	1,242
677	Series 2003-46, Class MG, 6.50%, 05/20/2033	778
518	Series 2003-46, Class TC, 6.50%, 03/20/2033	583
185	Series 2003-52, Class AP, PO, 06/16/2033	159
921	Series 2003-58, Class BE, 6.50%, 01/20/2033	1,044
56	Series 2003-90, Class PO, PO, 10/20/2033	50
715	Series 2003-112, Class SA, IF, IO, 5.32%, 12/16/2033 (z)	132
295	Series 2004-28, Class S, IF, 16.29%, 04/16/2034 (z)	417
83	Series 2004-73, Class AE, IF, 12.32%, 08/17/2034 (z)	95
973	Series 2004-90, Class SI, IF, IO, 4.87%, 10/20/2034 (z)	153

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
189	Series 2005-35, Class FL, 1.58%, 03/20/2032 (z)	190
1,629	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	306
145	Series 2005-68, Class DP, IF, 13.48%, 06/17/2035 (z)	181
2,231	Series 2005-68, Class KI, IF, IO, 5.07%, 09/20/2035 (z)	366
312	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	60
149	Series 2006-16, Class OP, PO, 03/20/2036	137
332	Series 2006-38, Class SW, IF, IO, 5.27%, 06/20/2036 (z)	29
1,667	Series 2006-38, Class ZK, 6.50%, 08/20/2036	1,938
442	Series 2006-59, Class SD, IF, IO, 5.47%, 10/20/2036 (z)	66
759	Series 2006-65, Class SA, IF, IO, 5.57%, 11/20/2036 (z)	140
1,299	Series 2007-17, Class JI, IF, IO, 5.58%, 04/16/2037 (z)	253
139	Series 2007-17, Class JO, PO, 04/16/2037	123
706	Series 2007-19, Class SD, IF, IO, 4.97%, 04/20/2037 (z)	103
663	Series 2007-26, Class SC, IF, IO, 4.97%, 05/20/2037 (z)	105
576	Series 2007-27, Class SA, IF, IO, 4.97%, 05/20/2037 (z)	88
156	Series 2007-28, Class BO, PO, 05/20/2037	133
454	Series 2007-36, Class SE, IF, IO, 5.24%, 06/16/2037 (z)	76
1,291	Series 2007-40, Class SB, IF, IO, 5.52%, 07/20/2037 (z)	210
767	Series 2007-42, Class SB, IF, IO, 5.52%, 07/20/2037 (z)	128
2,500	Series 2007-47, Class PH, 6.00%, 07/16/2037	3,003
477	Series 2007-50, Class AI, IF, IO, 5.54%, 08/20/2037 (z)	87
68	Series 2007-53, Class SW, IF, 16.51%, 09/20/2037 (z)	93
331	Series 2007-57, Class PO, PO, 03/20/2037	299
96	Series 2007-71, Class SB, IF, IO, 5.47%, 07/20/2036 (z)	2
388	Series 2007-72, Class US, IF, IO, 5.32%, 11/20/2037 (z)	66
404	Series 2007-73, Class MI, IF, IO, 4.77%, 11/20/2037 (z)	68
781	Series 2007-76, Class SA, IF, IO, 5.30%, 11/20/2037 (z)	135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

381	Series 2007-79, Class SY, IF, IO, 5.32%, 12/20/2037 (z)	67
208	Series 2008-2, Class MS, IF, IO, 5.93%, 01/16/2038 (z)	41
692	Series 2008-2, Class NS, IF, IO, 5.31%, 01/16/2038 (z)	122
443	Series 2008-10, Class S, IF, IO, 4.60%, 02/20/2038 (z)	65
277	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	34
622	Series 2008-36, Class SH, IF, IO, 5.07%, 04/20/2038 (z)	92
3,715	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	646
351	Series 2008-55, Class SA, IF, IO, 4.97%, 06/20/2038 (z)	53
13	Series 2008-60, Class PO, PO, 01/20/2038	13
175	Series 2008-71, Class SC, IF, IO, 4.77%, 08/20/2038 (z)	26
416	Series 2008-93, Class AS, IF, IO, 4.47%, 12/20/2038 (z)	58
461	Series 2009-6, Class SA, IF, IO, 4.87%, 02/16/2039 (z)	64
155	Series 2009-10, Class SL, IF, IO, 5.27%, 03/16/2034 (z)	3
1,058	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	196
417	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	94
401	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	105
1,013	Series 2009-22, Class SA, IF, IO, 5.04%, 04/20/2039 (z)	132
302	Series 2009-25, Class SE, IF, IO, 6.37%, 09/20/2038 (z)	57
235	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	43
238	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	49
424	Series 2009-43, Class SA, IF, IO, 4.72%, 06/20/2039 (z)	62
309	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	37
978	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	158
242	Series 2009-79, Class OK, PO, 11/16/2037	222
357	Series 2010-14, Class CO, PO, 08/20/2035	324
1,912	Series 2010-31, Class NO, PO, 03/20/2040	1,780
273	Series 2010-130, Class CP, 7.00%, 10/16/2040	317

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,003	Series 2010-157, Class OP, PO, 12/20/2040	1,777
670	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	742
1,254	Series 2011-75, Class SM, IF, IO, 5.37%, 05/20/2041 (z)	246
575	Series 2012-141, Class WC, 3.71%, 01/20/2042 (z)	602
362	Series 2012-H15, Class FA, 1.67%, 05/20/2062 (z)	362
1,546	Series 2012-H21, Class CF, 1.92%, 05/20/2061 (z)	1,550
2,629	Series 2012-H22, Class FD, 1.69%, 01/20/2061 (z)	2,633
891	Series 2012-H24, Class FG, 1.65%, 04/20/2060 (z)	892
928	Series 2012-H26, Class MA, 1.77%, 07/20/2062 (z)	930
1,491	Series 2012-H28, Class FA, 1.80%, 09/20/2062 (z)	1,496
1,479	Series 2012-H29, Class FA, 1.74%, 10/20/2062 (z)	1,478
163	Series 2012-H30, Class PA, 1.67%, 11/20/2059 (z)	163
1,561	Series 2012-H31, Class FD, 1.56%, 12/20/2062 (z)	1,551
2,671	Series 2013-54, Class WA, 4.73%, 11/20/2042 (z)	2,888
1,960	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	2,152
1,177	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	1,248
1,300	Series 2013-116, Class JY, 4.00%, 08/16/2043	1,420
2,547	Series 2013-H01, Class FA, 1.65%, 01/20/2063	2,536
110	Series 2013-H03, Class FA, 1.52%, 08/20/2060 (z)	110
1,252	Series 2013-H04, Class BA, 1.65%, 02/20/2063	1,247
2,294	Series 2013-H05, Class FB, 1.62%, 02/20/2062 (z)	2,294
1,426	Series 2013-H07, Class HA, 1.63%, 03/20/2063 (z)	1,420
1,394	Series 2013-H08, Class FC, 1.67%, 02/20/2063 (z)	1,390
1,739	Series 2013-H09, Class HA, 1.65%, 04/20/2063	1,720
3,095	Series 2013-H18, Class JA, 1.82%, 08/20/2063 (z)	3,106
947	Series 2014-188, Class W, 4.65%, 10/20/2041 (z)	1,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,534	Series 2014-H01, Class FD, 1.87%, 01/20/2064 (z)	1,540
1,551	Series 2014-H09, Class TA, 1.82%, 04/20/2064 (z)	1,554
5,456	Series 2015-H05, Class FC, 1.70%, 02/20/2065 (z)	5,441
6,793	Series 2015-H12, Class FA, 1.70%, 05/20/2065 (z)	6,776
1,800	Series 2015-H15, Class FD, 1.66%, 06/20/2065 (z)	1,792
3,946	Series 2015-H15, Class FJ, 1.66%, 06/20/2065 (z)	3,928
3,110	Series 2015-H16, Class FG, 1.66%, 07/20/2065 (z)	3,096
2,915	Series 2015-H23, Class FB, 1.74%, 09/20/2065 (z)	2,913
2,086	Series 2015-H32, Class FH, 1.88%, 12/20/2065 (z)	2,099
8,973	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	1,183
	GSMPS Mortgage Loan Trust,
676	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	682
967	Series 2005-RP3, Class 1AF, 1.58%, 09/25/2035 (e) (z)	843
731	Series 2005-RP3, Class 1AS, IO, 3.40%, 09/25/2035 (e) (z) (bb)	80
3,194	Series 2006-RP2, Class 1AS2, IF, IO, 4.86%, 04/25/2036 (e) (z) (bb)	380
	GSR Mortgage Loan Trust,
529	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	542
323	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	343
217	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	223
26	Series 2005-4F, Class AP, PO, 05/25/2035 (bb)	24
1,166	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,238
1,708	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	1,531
1,240	Series 2007-1F, Class 2A4, 5.50%, 01/25/2037	1,230
1,204	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	1,199
	Impac CMB Trust,
1,449	Series 2004-7, Class 1A1, 1.97%, 11/25/2034 (z)	1,441
163	Series 2005-4, Class 2A1, 1.83%, 05/25/2035 (z)	162

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Impac Secured Assets Trust,
463	Series 2006-1, Class 2A1, 1.58%, 05/25/2036 (z)	440
270	Series 2006-2, Class 2A1, 1.58%, 08/25/2036 (z)	265
	JP Morgan Mortgage Trust,
622	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	628
803	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	817
145	Series 2006-A3, Class 6A1, 3.57%, 08/25/2034 (z)	146
	Lehman Mortgage Trust,
414	Series 2006-2, Class 1A1, 5.84%, 04/25/2036 (z)	375
783	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	570
	MASTR Adjustable Rate Mortgages Trust,
49	Series 2004-4, Class 2A1, 2.99%, 05/25/2034 (z)	46
353	Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	361
867	Series 2004-13, Class 3A7, 3.43%, 11/21/2034 (z)	888
291	Series 2004-15, Class 3A1, 3.87%, 12/25/2034 (z)	284
	MASTR Alternative Loan Trust,
139	Series 2003-3, Class 1A1, 6.50%, 05/25/2033	144
408	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	421
371	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	387
502	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	522
252	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	206
413	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	409
165	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	137
233	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	236
37	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	37
	MASTR Asset Securitization Trust,
31	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	29
26	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	22
6	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	6

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

7		Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	7
15		Series 2004-8, Class 1A1, 4.75%, 08/25/2019	15
6		Series 2004-8, Class PO, PO, 08/25/2019 (bb)	6
1,922		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.58%, 05/25/2035 (e) (z)	1,629
224		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	178
		Merrill Lynch Mortgage Investors Trust,
152		Series 2003-E, Class A1, 1.85%, 10/25/2028 (z)	149
1,645		Series 2003-F, Class A1, 1.87%, 10/25/2028 (z)	1,614
431		Series 2004-1, Class 2A1, 3.13%, 12/25/2034 (z)	434
291		Series 2004-A, Class A1, 1.69%, 04/25/2029 (z)	280
2		ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2
332		MortgageIT Trust, Series 2005-1, Class 1A1, 1.87%, 02/25/2035 (z)	322
351		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	343
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
147		Series 2003-A1, Class A1, 5.50%, 05/25/2033	150
93		Series 2003-A1, Class A2, 6.00%, 05/25/2033	95
34		Series 2003-A1, Class A5, 7.00%, 04/25/2033	35
—	(h)	Series 2003-A1, Class A7, 5.00%, 04/25/2018	— (h)
2		PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	2
125		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.42%, 05/25/2035 (z)	122
		RALI Trust,
3		Series 2002-QS16, Class A3, IF, 14.04%, 10/25/2017 (z)	3
12		Series 2003-QS3, Class A2, IF, 13.78%, 02/25/2018 (z)	13
53		Series 2003-QS9, Class A3, IF, IO, 6.32%, 05/25/2018 (z) (bb)	1
62		Series 2003-QS12, Class A2A, IF, IO, 6.37%, 06/25/2018 (z) (bb)	1
19		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
185	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	185
57	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	57
1,254	Series 2004-QA6, Class NB2, 3.74%, 12/26/2034 (z)	1,107
	RBSSP Resecuritization Trust,
174	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	179
364	Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	374
	Residential Asset Securitization Trust,
5	Series 2003-A14, Class A1, 4.75%, 02/25/2019	5
1,779	Series 2005-A2, Class A4, IF, IO, 3.82%, 03/25/2035 (z) (bb)	188
434	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	417
	RFMSI Trust,
10	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	10
27	Series 2004-S3, Class A1, 4.75%, 03/25/2019	27
22	Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	23
367	Series 2005-SA4, Class 1A1, 3.54%, 09/25/2035 (z)	305
	Springleaf Mortgage Loan Trust,
821	Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	820
1,058	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	1,056
300	Series 2013-3A, Class A, 1.87%, 09/25/2057 (e) (z)	299
2,131	Series 2013-3A, Class M1, 3.79%, 09/25/2057 (e) (z) (bb)	2,136
505	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, 1.89%, 10/19/2034 (z)	487
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
540	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	549
842	Series 2004-5H, Class A4, 5.54%, 12/25/2033	864
81	Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A9, 5.25%, 12/25/2034	79
	Thornburg Mortgage Securities Trust,
268	Series 2003-4, Class A1, 1.87%, 09/25/2043 (z)	259

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

635	Series 2004-4, Class 3A, 2.66%, 12/25/2044 (z)	637
	Vendee Mortgage Trust,
288	Series 1994-1, Class 1, 5.36%, 02/15/2024 (z)	306
386	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	423
424	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	479
334	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	374
598	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	686
691	Series 1998-1, Class 2E, 7.00%, 03/15/2028	800
1,383	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	1,550
6,316	Series 2003-2, Class Z, 5.00%, 05/15/2033	6,989
1,157	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.00%, 11/25/2033	1,175
	WaMu Mortgage Pass-Through Certificates Trust,
100	Series 2003-AR8, Class A, 3.21%, 08/25/2033 (z)	101
1,389	Series 2003-AR9, Class 1A6, 3.09%, 09/25/2033 (z)	1,414
219	Series 2003-AR9, Class 2A, 3.24%, 09/25/2033 (z)	221
28	Series 2003-S8, Class A6, 4.50%, 09/25/2018	28
656	Series 2003-S9, Class A8, 5.25%, 10/25/2033	683
60	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	53
124	Series 2004-AR3, Class A1, 3.15%, 06/25/2034 (z)	126
104	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	105
148	Series 2006-AR10, Class 2P, 3.24%, 09/25/2036 (z) (bb)	126
131	Series 2006-AR12, Class 2P, 2.50%, 10/25/2036 (z) (bb)	109
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
5,726	Series 2005-2, Class 1A4, IF, IO, 3.82%, 04/25/2035 (z) (bb)	829
1,350	Series 2005-2, Class 2A3, IF, IO, 3.77%, 04/25/2035 (z) (bb)	185
1,581	Series 2005-3, Class CX, IO, 5.50%, 05/25/2035 (bb)	315

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,795	Series 2005-4, Class CB7, 5.50%, 06/25/2035	1,690
1,451	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	291
397	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	384
2,539	Series 2005-6, Class 2A9, 5.50%, 08/25/2035	2,461
	Wells Fargo Mortgage-Backed Securities Trust,
115	Series 2003-K, Class 1A1, 2.96%, 11/25/2033 (z)	117
218	Series 2003-K, Class 1A2, 2.96%, 11/25/2033 (z)	221
238	Series 2004-EE, Class 2A1, 3.29%, 12/25/2034 (z)	241
310	Series 2004-EE, Class 3A1, 3.64%, 12/25/2034 (z)	321
1,317	Series 2004-P, Class 2A1, 3.53%, 09/25/2034 (z)	1,347
237	Series 2004-V, Class 1A1, 3.39%, 10/25/2034 (z)	240
81	Series 2005-16, Class APO, PO, 01/25/2036 (bb)	69
2,228	Series 2005-AR3, Class 1A1, 3.38%, 03/25/2035 (z)	2,285
241	Series 2005-AR8, Class 2A1, 3.35%, 06/25/2035 (z)	246
222	Series 2005-AR16, Class 2A1, 3.18%, 02/25/2034 (z)	227
324	Series 2006-2, Class APO, PO, 03/25/2036 (bb)	271
130	Series 2006-4, Class 1APO, PO, 04/25/2036 (bb)	117
524	Series 2007-7, Class A7, 6.00%, 06/25/2037	527
166	Series 2007-11, Class A14, 6.00%, 08/25/2037	166

	Total Collateralized Mortgage Obligations (Cost $363,734)	386,696

Commercial Mortgage-Backed Securities — 5.0%
469	A10 Securitization LLC, Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	470
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	576
1,300	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z) (bb)	1,265
	BAMLL Re-REMIC Trust,
1,950	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	1,736

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,600	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	2,406
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,570
483	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	481
408	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, 0.52%, 06/11/2041 (e) (z) (bb)	—	(h)
2,678	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.74%, 12/11/2049 (e) (z) (bb)	—	(h)
1,196	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, 1.25%, 08/15/2048 (z) (bb)	10
	Commercial Mortgage Trust,
125	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	124
2,550	Series 2012-CR2, Class XA, IO, 1.84%, 08/15/2045 (z) (bb)	171
3,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	3,846
1,060	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	1,085
1,400	Series 2014-TWC, Class A, 2.08%, 02/13/2032 (e) (z)	1,403
1,156	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,229
2,812	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	3,001
	FHLMC, Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.15%, 11/25/2025	3,743
2,467	Series K065, Class A2, 3.24%, 04/25/2027	2,599
1,322	Series K065, Class AM, 3.33%, 05/25/2027	1,383
852	Series KJ02, Class A2, 2.60%, 09/25/2020	866
2,759	Series KJ09, Class A2, 2.84%, 09/25/2022	2,847
5,500	Series KPLB, Class A, 2.77%, 05/25/2025	5,611
1,000	Series KS01, Class A2, 2.52%, 01/25/2023	1,018
	FNMA ACES,
2,636	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	2,777
359	Series 2011-M2, Class A2, 3.65%, 04/25/2021	365
8,500	Series 2011-M2, Class A3, 3.76%, 04/25/2021	8,981
107	Series 2012-M11, Class FA, 1.77%, 08/25/2019 (z)	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,893
2,500	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	2,678
8,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,810
6,250	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	6,214
3,376	Series 2017-M5, Class A2, 3.30%, 04/25/2029	3,492
3,815	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	3,950
4,865	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	4,927
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, 3.98%, 05/21/2036 (e) (z)	1,261
1,887	Series 2016-1A, Class C, 4.48%, 05/21/2036 (e) (z)	1,891
1,232	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	1,252
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	489
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	397
351	Series 2007-C1, Class A4, 5.72%, 02/15/2051	351
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	1,060
2,694	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class XW, IO, 0.91%, 11/15/2038 (e) (z) (bb)	7
894	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.72%, 12/12/2049 (e) (z) (bb)	—	(h)
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,102
	Morgan Stanley Capital I Trust,
4,200	Series 2006-IQ12, Class X1, IO, 0.65%, 12/15/2043 (e) (z) (bb)	—	(h)
11,819	Series 2007-HQ11, Class X, IO, 0.45%, 02/12/2044 (e) (z) (bb)	141
654	Series 2011-C3, Class A3, 4.05%, 07/15/2049	676

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Morgan Stanley Re-REMIC Trust,
287	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	287
10	Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	10
1,800	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,693
	PFP Ltd., (Cayman Islands),
716	Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	716
1,055	Series 2015-2, Class C, 4.48%, 07/14/2034 (e) (z) (bb)	1,057
730	Series 2015-2, Class D, 5.23%, 07/14/2034 (e) (z) (bb)	731
	RAIT Trust,
31	Series 2015-FL4, Class A, 2.58%, 12/15/2031 (e) (z)	31
1,450	Series 2015-FL4, Class AS, 2.98%, 12/15/2031 (e) (z)	1,462
1,805	Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	1,808
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	669
	Resource Capital Corp. Ltd., (Cayman Islands),
157	Series 2015-CRE4, Class A, 2.63%, 08/15/2032 (e) (z)	157
1,151	Series 2015-CRE4, Class B, 4.23%, 08/15/2032 (e) (z) (bb)	1,139
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,316
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,107
7,827	Series 2012-C2, Class XA, IO, 1.54%, 05/10/2063 (e) (z) (bb)	408
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	891
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	1,443
5,000	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	5,268
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	2,535
1,094	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,160
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,814

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
800	Series 2012-C6, Class A4, 3.44%, 04/15/2045	839
400	Series 2013-C11, Class D, 4.35%, 03/15/2045 (e) (z) (bb)	374

	Total Commercial Mortgage-Backed Securities (Cost $118,246)	122,176

Corporate Bonds — 27.5%
	Consumer Discretionary — 1.6%
	Auto Components — 0.0% (g)
188	Lear Corp., 3.80%, 09/15/2027	188

	Automobiles — 0.4%
	Daimler Finance North America LLC, (Germany),
532	1.88%, 01/11/2018 (e)	532
305	2.25%, 03/02/2020 (e)	307
981	2.38%, 08/01/2018 (e)	987
1,500	Ford Motor Co., 7.45%, 07/16/2031	1,922
2,286	General Motors Co., 6.60%, 04/01/2036	2,677
	Hyundai Capital America,
526	2.40%, 10/30/2018 (e)	527
1,000	3.00%, 03/18/2021 (e)	1,009
874	Nissan Motor Acceptance Corp., 1.80%, 03/15/2018 (e)	875

		8,836

	Diversified Consumer Services — 0.0% (g)
643	President & Fellows of Harvard College, 3.30%, 07/15/2056	633

	Hotels, Restaurants & Leisure — 0.0% (g)
412	Darden Restaurants, Inc., 3.85%, 05/01/2027	428
900	McDonald’s Corp., 4.70%, 12/09/2035	1,007

		1,435

	Internet & Direct Marketing Retail — 0.1%
1,435	Amazon.com, Inc., 4.80%, 12/05/2034	1,646

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.20%, 12/15/2034	126
400	6.65%, 11/15/2037	532
250	6.90%, 08/15/2039	338
1,075	7.30%, 04/30/2028	1,399
430	8.88%, 04/26/2023	559
	CBS Corp.,
792	4.00%, 01/15/2026	830
140	4.85%, 07/01/2042	147
360	4.90%, 08/15/2044	386

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Charter Communications Operating LLC,
1,797	4.91%, 07/23/2025	1,925
703	6.38%, 10/23/2035	804
	Comcast Corp.,
555	4.20%, 08/15/2034	587
400	6.45%, 03/15/2037	528
2,383	6.50%, 11/15/2035	3,134
275	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	279
450	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	560
569	Discovery Communications LLC, 6.35%, 06/01/2040	654
	Grupo Televisa SAB, (Mexico),
221	4.63%, 01/30/2026	238
200	6.13%, 01/31/2046	234
1,197	Historic TW, Inc., 9.15%, 02/01/2023	1,554
	NBCUniversal Media LLC,
800	5.95%, 04/01/2041	1,020
515	6.40%, 04/30/2040	685
296	Sky plc, (United Kingdom), 3.75%, 09/16/2024 (e)	307
	Time Warner Cable LLC,
800	4.13%, 02/15/2021	834
359	5.50%, 09/01/2041	368
400	6.55%, 05/01/2037	462
300	Time Warner Cos., Inc., 7.57%, 02/01/2024	377
1,410	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	1,894
	Time Warner, Inc.,
500	3.60%, 07/15/2025	505
313	5.38%, 10/15/2041	338
150	6.20%, 03/15/2040	177
172	6.25%, 03/29/2041	206
	Viacom, Inc.,
67	3.25%, 03/15/2023	67
1,643	3.88%, 04/01/2024	1,662
464	4.38%, 03/15/2043	398
256	4.85%, 12/15/2034	247

		24,361

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
971	4.38%, 09/01/2023	978
178	6.38%, 03/15/2037	186
455	Nordstrom, Inc., 4.00%, 10/15/2021	472
350	Target Corp., 2.50%, 04/15/2026	336

		1,972

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 0.0% (g)
196	Home Depot, Inc. (The), 3.50%, 09/15/2056	181
739	Lowe’s Cos., Inc., 4.65%, 04/15/2042	821
432	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	434

		1,436

	Total Consumer Discretionary	40,507

	Consumer Staples — 1.2%
	Beverages — 0.6%
600	Anheuser-Busch Cos. LLC, (Belgium), 5.50%, 01/15/2018	609
	Anheuser-Busch InBev Finance, Inc., (Belgium),
94	1.90%, 02/01/2019	94
4,522	3.30%, 02/01/2023	4,691
1,733	3.65%, 02/01/2026	1,806
900	3.70%, 02/01/2024	954
1,430	4.70%, 02/01/2036	1,585
1,135	4.90%, 02/01/2046	1,293
1,123	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,201
750	Brown-Forman Corp., 4.50%, 07/15/2045	820
250	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	266
255	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	322
250	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	255
187	Molson Coors Brewing Co., 3.00%, 07/15/2026	183
534	PepsiCo, Inc., 4.45%, 04/14/2046	599

		14,678

	Food & Staples Retailing — 0.2%
	CVS Health Corp.,
725	4.00%, 12/05/2023	776
322	5.30%, 12/05/2043	378
	Kroger Co. (The),
491	6.90%, 04/15/2038	622
589	7.50%, 04/01/2031	794
291	Sysco Corp., 3.75%, 10/01/2025	305
200	Walgreen Co., 4.40%, 09/15/2042	203
	Walgreens Boots Alliance, Inc.,
100	3.80%, 11/18/2024	104
386	4.50%, 11/18/2034	407
400	4.80%, 11/18/2044	433
	Wal-Mart Stores, Inc.,
762	5.00%, 10/25/2040	919
202	6.20%, 04/15/2038	277
350	7.55%, 02/15/2030	514

		5,732

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.4%
95	Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	98
600	Cargill, Inc., 3.30%, 03/01/2022 (e)	623
500	Danone SA, (France), 2.59%, 11/02/2023 (e)	494
	Kraft Heinz Foods Co.,
414	3.50%, 06/06/2022	430
400	3.95%, 07/15/2025	413
694	5.00%, 06/04/2042	734
2,353	6.88%, 01/26/2039	3,058
	McCormick & Co., Inc.,
179	3.15%, 08/15/2024	182
264	3.40%, 08/15/2027	267
	Mead Johnson Nutrition Co., (United Kingdom),
317	3.00%, 11/15/2020	327
153	4.13%, 11/15/2025	167
157	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	165
	Tyson Foods, Inc.,
777	3.95%, 08/15/2024	827
1,100	4.88%, 08/15/2034	1,226

		9,011

	Tobacco — 0.0% (g)
342	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	351
100	Reynolds American, Inc., (United Kingdom), 7.00%, 08/04/2041	130

		481

	Total Consumer Staples	29,902

	Energy — 3.3%
	Energy Equipment & Services — 0.2%
300	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	351
1,620	Halliburton Co., 7.45%, 09/15/2039	2,248
	Nabors Industries, Inc.,
200	4.63%, 09/15/2021	190
200	5.00%, 09/15/2020	200
	Schlumberger Holdings Corp.,
649	3.63%, 12/21/2022 (e)	682
200	4.00%, 12/21/2025 (e)	212
441	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	458

		4,341

	Oil, Gas & Consumable Fuels — 3.1%
330	Anadarko Petroleum Corp., 8.70%, 03/15/2019	361

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Apache Corp.,
138	3.25%, 04/15/2022	141
556	4.75%, 04/15/2043	550
500	6.90%, 09/15/2018	523
732	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	762
235	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	267
	Boardwalk Pipelines LP,
338	4.95%, 12/15/2024	360
318	5.95%, 06/01/2026	357
	BP Capital Markets plc, (United Kingdom),
1,283	2.24%, 05/10/2019	1,294
375	3.12%, 05/04/2026	379
1,982	3.22%, 04/14/2024	2,040
451	3.51%, 03/17/2025	471
1,337	3.81%, 02/10/2024	1,423
	Buckeye Partners LP,
95	3.95%, 12/01/2026	95
500	4.35%, 10/15/2024	520
330	4.88%, 02/01/2021	351
770	5.85%, 11/15/2043	837
	Canadian Natural Resources Ltd., (Canada),
350	6.45%, 06/30/2033	408
1,000	6.75%, 02/01/2039	1,220
213	Carlyle Promissory Note, 3.06%, 07/15/2019 (bb)	211
	Cenovus Energy, Inc., (Canada),
208	3.00%, 08/15/2022	200
356	4.45%, 09/15/2042	298
1,509	6.75%, 11/15/2039	1,631
	Chevron Corp.,
560	2.36%, 12/05/2022	563
1,200	2.57%, 05/16/2023	1,213
215	2.90%, 03/03/2024	221
1,852	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,864
1,789	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,917
230	Conoco Funding Co., 7.25%, 10/15/2031	313
	ConocoPhillips,
200	5.90%, 10/15/2032	245
200	6.50%, 02/01/2039	263
	ConocoPhillips Co.,
1,205	4.20%, 03/15/2021	1,288
945	4.95%, 03/15/2026	1,062

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Devon Energy Corp.,
750	3.25%, 05/15/2022	759
522	5.60%, 07/15/2041	557
	Ecopetrol SA, (Colombia),
533	4.13%, 01/16/2025	534
773	5.38%, 06/26/2026	821
226	5.88%, 09/18/2023	251
	Enbridge, Inc., (Canada),
215	3.70%, 07/15/2027	217
350	5.50%, 12/01/2046	401
	Encana Corp., (Canada),
545	6.50%, 05/15/2019	583
150	6.50%, 08/15/2034	171
760	7.38%, 11/01/2031	932
	Energy Transfer LP,
143	3.60%, 02/01/2023	145
964	4.05%, 03/15/2025	978
321	4.75%, 01/15/2026	339
305	4.90%, 02/01/2024	327
375	6.05%, 06/01/2041	401
364	6.50%, 02/01/2042	408
925	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	990
	EnLink Midstream Partners LP,
140	2.70%, 04/01/2019	140
838	4.15%, 06/01/2025	842
500	5.05%, 04/01/2045	474
	Enterprise Products Operating LLC,
506	3.70%, 02/15/2026	523
343	3.75%, 02/15/2025	358
475	3.90%, 02/15/2024	500
333	3.95%, 02/15/2027	348
199	4.85%, 03/15/2044	212
155	4.95%, 10/15/2054	164
318	5.10%, 02/15/2045	352
201	5.95%, 02/01/2041	242
902	EOG Resources, Inc., 5.10%, 01/15/2036	1,004
950	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	975
900	Hess Corp., 7.13%, 03/15/2033	1,025
	Kerr-McGee Corp.,
200	6.95%, 07/01/2024	236
1,700	7.88%, 09/15/2031	2,195
	Magellan Midstream Partners LP,
353	3.20%, 03/15/2025	349
1,127	5.15%, 10/15/2043	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
250	6.55%, 07/15/2019	270
833	Marathon Oil Corp., 2.80%, 11/01/2022	814
578	Marathon Petroleum Corp., 3.63%, 09/15/2024	591
	MPLX LP,
259	4.88%, 12/01/2024	279
323	5.20%, 03/01/2047	333
	Noble Energy, Inc.,
294	5.63%, 05/01/2021	302
314	6.00%, 03/01/2041	353
	Occidental Petroleum Corp.,
281	3.40%, 04/15/2026	288
1,022	3.50%, 06/15/2025	1,057
	ONEOK Partners LP,
515	3.20%, 09/15/2018	521
151	3.38%, 10/01/2022	153
2,000	4.90%, 03/15/2025	2,168
334	5.00%, 09/15/2023	363
350	6.65%, 10/01/2036	422
450	8.63%, 03/01/2019	491
	Petro-Canada, (Canada),
324	6.05%, 05/15/2018	334
1,295	6.80%, 05/15/2038	1,730
	Petroleos Mexicanos, (Mexico),
393	4.88%, 01/18/2024	409
158	5.50%, 06/27/2044	148
617	5.63%, 01/23/2046	581
647	6.38%, 02/04/2021	712
846	6.38%, 01/23/2045	872
250	6.63%, 06/15/2035	273
313	6.75%, 09/21/2047	337
1,710	6.88%, 08/04/2026	1,966
182	Phillips 66, 4.30%, 04/01/2022	196
	Plains All American Pipeline LP,
1,000	3.60%, 11/01/2024	986
323	3.65%, 06/01/2022	327
2,500	4.65%, 10/15/2025	2,591
1,480	4.90%, 02/15/2045	1,390
531	Regency Energy Partners LP, 5.00%, 10/01/2022	575
831	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	899
452	Spectra Energy Partners LP, 5.95%, 09/25/2043	542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Statoil ASA, (Norway),
456	3.25%, 11/10/2024	471
253	4.25%, 11/23/2041	268
180	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	219
	Sunoco Logistics Partners Operations LP,
244	3.90%, 07/15/2026	241
259	4.25%, 04/01/2024	267
170	5.30%, 04/01/2044	167
1,133	5.35%, 05/15/2045	1,122
400	6.10%, 02/15/2042	424
391	TC PipeLines LP, 3.90%, 05/25/2027	395
554	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	552
	Tosco Corp.,
310	7.80%, 01/01/2027	410
400	8.13%, 02/15/2030	561
	TransCanada PipeLines Ltd., (Canada),
394	4.88%, 01/15/2026	446
1,200	6.20%, 10/15/2037	1,564
1,100	7.25%, 08/15/2038	1,564
250	Valero Energy Corp., 7.50%, 04/15/2032	328
	Western Gas Partners LP,
74	5.38%, 06/01/2021	80
280	5.45%, 04/01/2044	288
512	Williams Partners LP, 3.90%, 01/15/2025	526

		76,821

	Total Energy	81,162

	Financials — 10.7%
	Banks — 4.5%
1,216	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	1,300
	ANZ New Zealand Int’l Ltd., (New Zealand),
750	2.60%, 09/23/2019 (e)	760
402	2.85%, 08/06/2020 (e)	410
	Australia & New Zealand Banking Group Ltd., (Australia),
263	4.40%, 05/19/2026 (e)	275
228	4.88%, 01/12/2021 (e)	248
	Bank of America Corp.,
600	2.00%, 01/11/2018	601
1,473	3.30%, 01/11/2023	1,515
1,189	3.50%, 04/19/2026	1,211

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,700	(USD 3 Month LIBOR + 1.51%), 3.71%, 04/24/2028 (aa)	1,739
4,752	3.88%, 08/01/2025	4,996
972	4.00%, 04/01/2024	1,033
700	4.00%, 01/22/2025	724
547	4.13%, 01/22/2024	586
851	4.25%, 10/22/2026	893
542	4.45%, 03/03/2026	576
2,905	5.00%, 05/13/2021	3,175
740	5.63%, 07/01/2020	810
645	5.65%, 05/01/2018	661
420	5.75%, 12/01/2017	424
794	6.88%, 04/25/2018	820
875	7.63%, 06/01/2019	958
799	Series L, 2.25%, 04/21/2020	803
760	Series L, 2.65%, 04/01/2019	769
921	Series L, 3.95%, 04/21/2025	951
	Barclays plc, (United Kingdom),
1,449	3.20%, 08/10/2021	1,479
1,808	3.65%, 03/16/2025	1,820
400	4.38%, 01/12/2026	421
435	5.25%, 08/17/2045	497
740	BB&T Corp., 5.25%, 11/01/2019	793
	BNZ International Funding Ltd., (New Zealand),
450	2.10%, 09/14/2021 (e)	445
632	2.35%, 03/04/2019 (e)	636
952	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	960
1,950	Capital One Bank USA NA, 3.38%, 02/15/2023	1,987
	Capital One NA,
978	2.35%, 08/17/2018	983
850	2.40%, 09/05/2019	855
	Citigroup, Inc.,
1,000	1.70%, 04/27/2018	1,000
1,210	2.05%, 12/07/2018	1,214
1,096	2.15%, 07/30/2018	1,100
115	2.35%, 08/02/2021	115
500	2.40%, 02/18/2020	504
778	2.70%, 03/30/2021	789
1,000	3.40%, 05/01/2026	1,009
1,900	3.70%, 01/12/2026	1,958
500	3.88%, 03/26/2025	512
1,200	4.30%, 11/20/2026	1,257
569	4.40%, 06/10/2025	602
389	4.65%, 07/30/2045	428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,000	4.75%, 05/18/2046	1,075
106	5.30%, 05/06/2044	123
865	5.50%, 09/13/2025	978
321	5.88%, 01/30/2042	409
250	6.63%, 01/15/2028	307
223	8.13%, 07/15/2039	350
148	Comerica, Inc., 3.80%, 07/22/2026	152
832	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	877
	Cooperatieve Rabobank UA, (Netherlands),
1,488	4.38%, 08/04/2025	1,580
500	5.80%, 09/30/2110 (e)	646
1,250	Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)	1,302
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250	2.75%, 03/26/2020	254
340	3.75%, 03/26/2025	348
419	3.80%, 09/15/2022	438
800	3.80%, 06/09/2023	834
762	4.55%, 04/17/2026	819
484	4.88%, 05/15/2045	541
	Discover Bank,
343	3.10%, 06/04/2020	351
940	4.20%, 08/08/2023	1,004
1,205	4.25%, 03/13/2026	1,262
1,028	Fifth Third Bancorp, 2.88%, 07/27/2020	1,052
	Fifth Third Bank,
600	2.38%, 04/25/2019	606
340	2.88%, 10/01/2021	348
575	HSBC Bank plc, (United Kingdom), 4.75%, 01/19/2021 (e)	622
	HSBC Holdings plc, (United Kingdom),
4,212	2.65%, 01/05/2022	4,243
1,854	3.60%, 05/25/2023	1,936
200	3.90%, 05/25/2026	210
1,056	4.00%, 03/30/2022	1,124
939	4.25%, 08/18/2025	981
600	6.10%, 01/14/2042	802
321	Huntington Bancshares, Inc., 3.15%, 03/14/2021	330
	Huntington National Bank (The),
250	2.00%, 06/30/2018	251
858	2.88%, 08/20/2020	877
680	Industrial & Commercial Bank of China Ltd., (China), 2.35%, 11/13/2017	681

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
859	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	861
729	KeyBank NA, 3.18%, 05/22/2022	750
	Lloyds Banking Group plc, (United Kingdom),
612	3.00%, 01/11/2022	619
381	3.75%, 01/11/2027	388
400	4.58%, 12/10/2025	421
2,100	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	2,125
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.95%, 03/01/2021	432
	Mizuho Bank Ltd., (Japan),
393	1.80%, 03/26/2018 (e)	393
623	2.65%, 09/25/2019 (e)	631
742	Mizuho Financial Group, Inc., (Japan), 2.63%, 04/12/2021 (e)	747
270	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	272
945	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	1,005
	PNC Bank NA,
490	1.95%, 03/04/2019	492
400	6.88%, 04/01/2018	411
	PNC Financial Services Group, Inc. (The),
182	3.90%, 04/29/2024	193
864	4.38%, 08/11/2020	924
298	6.70%, 06/10/2019	323
964	Regions Financial Corp., 3.20%, 02/08/2021	990
337	Royal Bank of Canada, (Canada), 4.65%, 01/27/2026	365
400	Santander Issuances SAU, (Spain), 5.18%, 11/19/2025	432
	Santander UK Group Holdings plc, (United Kingdom),
452	3.13%, 01/08/2021	462
200	3.57%, 01/10/2023	205
850	Societe Generale SA, (France), 2.50%, 04/08/2021 (e)	856
927	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	923
1,148	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	1,149
	Standard Chartered plc, (United Kingdom),
769	4.05%, 04/12/2026 (e)	794
1,300	5.20%, 01/26/2024 (e)	1,409
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.63%, 07/14/2026	844

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	SunTrust Banks, Inc.,
253	2.90%, 03/03/2021	259
880	6.00%, 09/11/2017	880
	Toronto-Dominion Bank (The), (Canada),
114	1.80%, 07/13/2021	113
115	2.13%, 04/07/2021	115
521	2.25%, 11/05/2019	526
	UBS Group Funding Switzerland AG, (Switzerland),
200	(USD 3 Month LIBOR + 0.95%), 2.86%, 08/15/2023 (e) (aa)	200
269	3.49%, 05/23/2023 (e)	277
300	4.13%, 09/24/2025 (e)	318
963	4.13%, 04/15/2026 (e)	1,021
1,277	US Bancorp, 7.50%, 06/01/2026	1,681
896	US Bank NA, 2.80%, 01/27/2025	901
2,106	Wachovia Corp., 5.75%, 02/01/2018	2,142
	Wells Fargo & Co.,
453	3.00%, 02/19/2025	454
540	3.00%, 04/22/2026	534
1,000	3.30%, 09/09/2024	1,025
850	3.50%, 03/08/2022	890
637	4.10%, 06/03/2026	669
541	4.30%, 07/22/2027	577
702	4.48%, 01/16/2024	762
500	4.60%, 04/01/2021	540
920	4.65%, 11/04/2044	979
1,280	5.61%, 01/15/2044	1,541
250	Wells Fargo Bank NA, 6.00%, 11/15/2017	252

		111,387

	Capital Markets — 2.9%
761	Ameriprise Financial, Inc., 2.88%, 09/15/2026	751
	Bank of New York Mellon Corp. (The),
909	2.60%, 08/17/2020	927
254	2.80%, 05/04/2026	253
700	3.25%, 09/11/2024	725
413	3.55%, 09/23/2021	435
760	4.60%, 01/15/2020	807
950	Series 0012, 3.65%, 02/04/2024	1,006
429	Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/2045 (e)	448
285	CME Group, Inc., 5.30%, 09/15/2043	363
	Credit Suisse AG, (Switzerland),
728	2.30%, 05/28/2019	734
271	3.00%, 10/29/2021	278

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
402	3.63%, 09/09/2024	422
310	Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)	319
610	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	621
	Deutsche Bank AG, (Germany),
1,900	4.25%, 10/14/2021	2,005
400	4.50%, 04/01/2025	404
805	6.00%, 09/01/2017	805
160	E*TRADE Financial Corp., 3.80%, 08/24/2027	163
500	FMR LLC, 6.45%, 11/15/2039 (e)	672
	Goldman Sachs Group, Inc. (The),
1,309	2.35%, 11/15/2021	1,302
952	2.60%, 04/23/2020	964
300	2.63%, 04/25/2021	302
493	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	495
2,173	(USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023 (aa)	2,183
557	3.50%, 01/23/2025	568
469	3.50%, 11/16/2026	473
2,093	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	2,129
884	3.75%, 05/22/2025	912
830	3.85%, 01/26/2027	855
1,100	4.00%, 03/03/2024	1,167
1,415	4.25%, 10/21/2025	1,482
1,786	5.38%, 03/15/2020	1,928
1,200	5.75%, 01/24/2022	1,355
2,890	5.95%, 01/18/2018	2,935
685	6.75%, 10/01/2037	902
2,678	7.50%, 02/15/2019	2,890
949	Series D, 6.00%, 06/15/2020	1,047
900	ING Bank NV, (Netherlands), 1.65%, 08/15/2019 (e)	894
	Intercontinental Exchange, Inc.,
447	2.50%, 10/15/2018	451
884	4.00%, 10/15/2023	954
	Invesco Finance plc,
390	3.75%, 01/15/2026	412
657	4.00%, 01/30/2024	703
	Jefferies Group LLC,
1,015	5.13%, 04/13/2018	1,035
1,010	6.45%, 06/08/2027	1,173
880	6.88%, 04/15/2021	1,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Macquarie Bank Ltd., (Australia),
2,615	1.60%, 10/27/2017 (e)	2,615
896	2.60%, 06/24/2019 (e)	905
1,000	2.85%, 07/29/2020 (e)	1,018
1,000	4.00%, 07/29/2025 (e)	1,057
	Macquarie Group Ltd., (Australia),
1,200	6.00%, 01/14/2020 (e)	1,304
1,650	6.25%, 01/14/2021 (e)	1,847
	Morgan Stanley,
1,064	2.50%, 04/21/2021	1,071
500	2.65%, 01/27/2020	508
1,250	3.70%, 10/23/2024	1,302
2,365	3.75%, 02/25/2023	2,481
946	3.88%, 01/27/2026	989
2,873	4.00%, 07/23/2025	3,032
1,550	4.10%, 05/22/2023	1,628
480	4.35%, 09/08/2026	504
1,574	5.00%, 11/24/2025	1,733
475	5.50%, 07/24/2020	519
559	5.50%, 07/28/2021	623
1,265	5.63%, 09/23/2019	1,356
906	5.75%, 01/25/2021	1,007
1,400	6.63%, 04/01/2018	1,439
970	7.30%, 05/13/2019	1,056
390	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	396
369	State Street Corp., 3.10%, 05/15/2023	379

		71,423

	Consumer Finance — 1.1%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.50%, 05/26/2022	401
1,220	3.65%, 07/21/2027	1,226
700	American Express Co., 7.00%, 03/19/2018	720
	American Express Credit Corp.,
1,140	1.80%, 07/31/2018	1,142
1,028	1.88%, 11/05/2018	1,032
1,126	2.25%, 05/05/2021	1,131
1,455	2.38%, 05/26/2020	1,472
715	2.70%, 03/03/2022	729
	Capital One Financial Corp.,
1,069	3.20%, 02/05/2025	1,069
962	3.75%, 04/24/2024	999
1,462	4.20%, 10/29/2025	1,508

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
472	1.68%, 09/08/2017	472
340	2.15%, 01/09/2018	340
991	2.24%, 06/15/2018	995
1,602	3.34%, 03/28/2022	1,633
1,085	3.81%, 01/09/2024	1,108
1,162	4.13%, 08/04/2025	1,195
	General Motors Financial Co., Inc.,
489	3.10%, 01/15/2019	496
1,500	3.45%, 01/14/2022	1,531
1,091	3.45%, 04/10/2022	1,111
1,230	3.70%, 05/09/2023	1,254
1,400	3.95%, 04/13/2024	1,434
550	4.30%, 07/13/2025	567
875	4.35%, 01/17/2027	900
207	HSBC Finance Corp., 7.35%, 11/27/2032	273
	John Deere Capital Corp.,
893	2.80%, 03/06/2023	913
233	3.15%, 10/15/2021	243
1,060	Synchrony Financial, 4.25%, 08/15/2024	1,110

		27,004

	Diversified Financial Services — 0.8%
6,783	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035 (bb)	7,418
	GTP Acquisition Partners I LLC,
1,236	2.35%, 06/15/2020 (e)	1,237
1,436	3.48%, 06/16/2025 (e)	1,447
539	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	557
	National Rural Utilities Cooperative Finance Corp.,
306	2.95%, 02/07/2024	312
290	10.38%, 11/01/2018	319
	Nationwide Building Society, (United Kingdom),
200	2.45%, 07/27/2021 (e)	201
400	4.00%, 09/14/2026 (e)	403
553	ORIX Corp., (Japan), 2.90%, 07/18/2022	559
681	Private Export Funding Corp., Series KK, 3.55%, 01/15/2024	740
	Shell International Finance BV, (Netherlands),
2,854	4.00%, 05/10/2046	2,898
2,069	4.13%, 05/11/2035	2,207
	Siemens Financieringsmaatschappij NV, (Germany),
634	2.90%, 05/27/2022 (e)	653

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
750	3.13%, 03/16/2024 (e)	773
513	4.40%, 05/27/2045 (e)	565
540	Voya Financial, Inc., 3.65%, 06/15/2026	548

		20,837

	Insurance — 1.3%
520	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	701
651	Allstate Corp. (The), 3.15%, 06/15/2023	676
	American International Group, Inc.,
674	3.75%, 07/10/2025	700
296	3.88%, 01/15/2035	291
641	4.13%, 02/15/2024	685
1,685	4.70%, 07/10/2035	1,832
306	Aon Corp., 6.25%, 09/30/2040	399
	Athene Global Funding,
1,055	2.75%, 04/20/2020 (e)	1,066
515	4.00%, 01/25/2022 (e)	538
1,574	Berkshire Hathaway Finance Corp., 4.40%, 05/15/2042	1,731
	CNA Financial Corp.,
463	3.95%, 05/15/2024	486
337	4.50%, 03/01/2026	367
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (USD 3 Month LIBOR + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	527
700	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	722
208	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	227
	Jackson National Life Global Funding,
563	1.88%, 10/15/2018 (e)	564
675	3.05%, 04/29/2026 (e)	671
	Liberty Mutual Group, Inc.,
408	4.95%, 05/01/2022 (e)	451
900	6.50%, 03/15/2035 (e)	1,159
100	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	131
598	Lincoln National Corp., 4.20%, 03/15/2022	640
	Marsh & McLennan Cos., Inc.,
192	2.75%, 01/30/2022	196
288	3.30%, 03/14/2023	299
	Massachusetts Mutual Life Insurance Co.,
280	5.38%, 12/01/2041 (e)	336
91	8.88%, 06/01/2039 (e)	150
626	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	630

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
600	MetLife, Inc., 4.88%, 11/13/2043	693
	Metropolitan Life Global Funding I,
604	1.55%, 09/13/2019 (e)	601
1,277	3.88%, 04/11/2022 (e)	1,369
1,750	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	2,958
	New York Life Global Funding,
129	1.95%, 02/11/2020 (e)	129
3,951	2.15%, 06/18/2019 (e)	3,978
820	Pacific Life Insurance Co., 9.25%, 06/15/2039 (e)	1,353
603	Prudential Financial, Inc., Series B, 5.75%, 07/15/2033	736
1,750	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	2,326
388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	395
400	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	417

		31,130

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
850	1.63%, 01/26/2018	850
400	3.38%, 12/02/2026	411
800	4.63%, 07/11/2024 (e)	836

		2,097

	Total Financials	263,878

	Health Care — 1.4%
	Biotechnology — 0.5%
	AbbVie, Inc.,
992	2.00%, 11/06/2018	996
2,273	2.85%, 05/14/2023	2,296
872	3.20%, 11/06/2022	898
813	3.60%, 05/14/2025	840
315	4.30%, 05/14/2036	329
1,483	4.50%, 05/14/2035	1,586
	Amgen, Inc.,
1,920	4.66%, 06/15/2051	2,072
500	4.95%, 10/01/2041	566
	Baxalta, Inc.,
500	3.60%, 06/23/2022	520
167	5.25%, 06/23/2045	193
250	Biogen, Inc., 5.20%, 09/15/2045	288
633	Celgene Corp., 5.70%, 10/15/2040	755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
	Gilead Sciences, Inc.,
140	2.50%, 09/01/2023	140
210	3.50%, 02/01/2025	220
632	3.65%, 03/01/2026	663
189	3.70%, 04/01/2024	201
816	4.60%, 09/01/2035	895

		13,458

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
142	2.68%, 12/15/2019	144
113	3.73%, 12/15/2024	117
399	Covidien International Finance SA, 2.95%, 06/15/2023	406
	Medtronic, Inc.,
422	3.13%, 03/15/2022	437
960	4.38%, 03/15/2035	1,062
128	Stryker Corp., 3.50%, 03/15/2026	133

		2,299

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
265	4.50%, 05/15/2042	293
440	6.75%, 12/15/2037	617
	Anthem, Inc.,
467	2.30%, 07/15/2018	469
615	3.13%, 05/15/2022	634
280	3.30%, 01/15/2023	290
500	4.63%, 05/15/2042	546
535	4.65%, 01/15/2043	588
648	4.65%, 08/15/2044	710
	Cardinal Health, Inc.,
540	2.40%, 11/15/2019	545
690	3.75%, 09/15/2025	726
	Express Scripts Holding Co.,
305	3.00%, 07/15/2023	307
900	3.50%, 06/15/2024	924
300	4.50%, 02/25/2026	324
425	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	454
588	Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/2055	635
251	Quest Diagnostics, Inc., 3.45%, 06/01/2026	257
640	Texas Health Resources, 4.33%, 11/15/2055	684
	UnitedHealth Group, Inc.,
760	4.63%, 07/15/2035	874
620	6.63%, 11/15/2037	876

		10,753

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
369	3.00%, 04/15/2023	377
520	3.15%, 01/15/2023	535
343	4.15%, 02/01/2024	370

		1,282

	Pharmaceuticals — 0.3%
	Allergan Funding SCS,
443	3.85%, 06/15/2024	467
706	4.55%, 03/15/2035	757
	Allergan, Inc.,
525	2.80%, 03/15/2023	527
453	3.38%, 09/15/2020	468
395	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	398
937	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	1,028
530	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.38%, 05/15/2038	730
282	Johnson & Johnson, 4.38%, 12/05/2033	322
210	Merck & Co., Inc., 3.70%, 02/10/2045	212
	Mylan NV,
463	3.95%, 06/15/2026	472
318	5.25%, 06/15/2046	344
	Mylan, Inc.,
520	3.13%, 01/15/2023 (e)	518
250	5.40%, 11/29/2043	273

		6,516

	Total Health Care	34,308

	Industrials — 1.7%
	Aerospace & Defense — 0.4%
557	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	567
	Airbus SE, (France),
409	3.15%, 04/10/2027 (e)	418
150	3.95%, 04/10/2047 (e)	158
	BAE Systems Holdings, Inc., (United Kingdom),
900	3.80%, 10/07/2024 (e)	950
400	6.38%, 06/01/2019 (e)	430
676	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	837
200	Boeing Co. (The), 7.95%, 08/15/2024	266
164	L3 Technologies, Inc., 3.85%, 12/15/2026	171
	Lockheed Martin Corp.,
131	3.10%, 01/15/2023	136

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
1,281	4.07%, 12/15/2042	1,321
292	4.85%, 09/15/2041	337
277	Series B, 6.15%, 09/01/2036	365
300	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	435
1,350	Precision Castparts Corp., 3.25%, 06/15/2025	1,394
	Rockwell Collins, Inc.,
350	3.20%, 03/15/2024	356
199	4.35%, 04/15/2047	209
370	Textron, Inc., 3.65%, 03/15/2027	379
	United Technologies Corp.,
543	4.15%, 05/15/2045	557
914	4.50%, 06/01/2042	983

		10,269

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
318	3.90%, 02/01/2035	323
239	4.10%, 04/15/2043	235

		558

	Airlines — 0.0% (g)
174	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	183

	Building Products — 0.1%
	Johnson Controls International plc,
591	3.75%, 12/01/2021	621
675	4.25%, 03/01/2021	718
223	5.13%, 09/14/2045	261
1,000	5.25%, 12/01/2041	1,161
273	SUB, 4.95%, 07/02/2064	298

		3,059

	Commercial Services & Supplies — 0.0% (g)
	Republic Services, Inc.,
175	2.90%, 07/01/2026	174
614	3.55%, 06/01/2022	642

		816

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc., (Switzerland),
292	2.88%, 05/08/2022	301
145	4.38%, 05/08/2042	160
789	Fluor Corp., 3.38%, 09/15/2021	822

		1,283

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
170	4.00%, 11/02/2032	180
300	7.63%, 04/01/2024	363

		543

	Industrial Conglomerates — 0.1%
	General Electric Co.,
107	2.70%, 10/09/2022	109
573	3.10%, 01/09/2023	599
573	3.15%, 09/07/2022	600
541	3.45%, 05/15/2024	573
191	5.30%, 02/11/2021	212
95	5.88%, 01/14/2038	124
	Roper Technologies, Inc.,
192	3.00%, 12/15/2020	197
134	3.80%, 12/15/2026	139

		2,553

	Machinery — 0.2%
	Deere & Co.,
819	2.60%, 06/08/2022	835
346	3.90%, 06/09/2042	365
	Illinois Tool Works, Inc.,
400	3.50%, 03/01/2024	425
825	3.90%, 09/01/2042	866
95	4.88%, 09/15/2041	113
290	Ingersoll-Rand Co., 6.39%, 11/15/2027	349
592	Parker-Hannifin Corp., 4.45%, 11/21/2044	663
	Xylem, Inc.,
197	3.25%, 11/01/2026	199
224	4.38%, 11/01/2046	238

		4,053

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.30%, 06/01/2021	381

	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
375	4.38%, 09/01/2042	404
500	4.40%, 03/15/2042	535
455	4.70%, 09/01/2045	515
769	5.15%, 09/01/2043	927
1,658	5.40%, 06/01/2041	2,002
425	5.75%, 05/01/2040	538
250	6.70%, 08/01/2028	330
	Canadian Pacific Railway Co., (Canada),
600	4.50%, 01/15/2022	644

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
1,130	6.13%, 09/15/2115	1,444
250	7.13%, 10/15/2031	348
	CSX Corp.,
191	4.75%, 05/30/2042	211
575	5.50%, 04/15/2041	694
	ERAC USA Finance LLC,
559	4.50%, 08/16/2021 (e)	600
355	5.25%, 10/01/2020 (e)	384
436	5.63%, 03/15/2042 (e)	499
350	6.38%, 10/15/2017 (e)	352
746	6.70%, 06/01/2034 (e)	934
	Norfolk Southern Corp.,
2,059	4.05%, 08/15/2052 (e)	2,039
59	6.00%, 03/15/2105	73
1,131	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,172
	Ryder System, Inc.,
240	2.50%, 03/01/2018	241
723	2.50%, 05/11/2020	732
517	2.88%, 09/01/2020	528
200	Union Pacific Corp., 4.30%, 06/15/2042	218

		16,364

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
743	3.00%, 09/15/2023	743
500	3.88%, 04/01/2021	524
506	International Lease Finance Corp., 5.88%, 08/15/2022	572
655	WW Grainger, Inc., 4.60%, 06/15/2045	717

		2,556

	Total Industrials	42,618

	Information Technology — 1.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
350	5.50%, 01/15/2040	440
755	5.90%, 02/15/2039	993
850	Harris Corp., 3.83%, 04/27/2025	892

		2,325

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
219	3.00%, 03/01/2018	220
442	3.88%, 01/12/2028	446
190	4.50%, 03/01/2023	203

		869

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — 0.1%
	eBay, Inc.,
500	2.60%, 07/15/2022	501
348	3.45%, 08/01/2024	356
271	4.00%, 07/15/2042	246

		1,103

	IT Services — 0.1%
478	DXC Technology Co., 4.25%, 04/15/2024	504
1,100	Western Union Co. (The), 3.60%, 03/15/2022	1,126

		1,630

	Semiconductors & Semiconductor Equipment — 0.2%
300	Analog Devices, Inc., 4.50%, 12/05/2036	312
1,747	Broadcom Corp., 3.63%, 01/15/2024 (e)	1,800
	Intel Corp.,
375	3.10%, 07/29/2022	392
652	3.70%, 07/29/2025	695
1,185	4.00%, 12/15/2032	1,292
453	4.90%, 07/29/2045	536
815	QUALCOMM, Inc., 3.25%, 05/20/2027	827

		5,854

	Software — 0.6%
	Microsoft Corp.,
489	2.38%, 05/01/2023	492
2,878	2.88%, 02/06/2024	2,960
836	3.30%, 02/06/2027	872
291	3.50%, 02/12/2035	298
305	4.00%, 02/12/2055	314
1,359	4.10%, 02/06/2037	1,484
615	4.20%, 11/03/2035	683
117	4.50%, 10/01/2040	132
1,190	4.50%, 02/06/2057	1,333
639	4.75%, 11/03/2055	746
	Oracle Corp.,
1,000	2.40%, 09/15/2023	1,002
587	2.50%, 05/15/2022	596
1,750	2.95%, 05/15/2025	1,783
1,088	4.30%, 07/08/2034	1,194
1,740	4.38%, 05/15/2055	1,888

		15,777

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
2,556	2.40%, 05/03/2023	2,565
815	2.45%, 08/04/2026	791
467	2.85%, 05/11/2024	476
586	3.00%, 02/09/2024	603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — continued
1,125	3.00%, 06/20/2027	1,132
1,539	3.20%, 05/13/2025	1,592
686	3.20%, 05/11/2027	701
625	3.45%, 02/09/2045	599
569	3.85%, 08/04/2046	576
426	4.50%, 02/23/2036	487
2,613	Dell International LLC, 6.02%, 06/15/2026 (e)	2,917
300	Dell, Inc., 7.10%, 04/15/2028	330
849	HP, Inc., 6.00%, 09/15/2041	905

		13,674

	Total Information Technology	41,232

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.38%, 03/15/2025	500
525	4.13%, 03/15/2035	529
757	5.25%, 01/15/2045	874
	CF Industries, Inc.,
667	4.50%, 12/01/2026 (e)	694
500	7.13%, 05/01/2020	551
	Dow Chemical Co. (The),
850	3.50%, 10/01/2024	886
375	4.25%, 10/01/2034	392
200	5.25%, 11/15/2041	229
150	Ecolab, Inc., 5.50%, 12/08/2041	187
208	Monsanto Co., 4.70%, 07/15/2064	213
	Mosaic Co. (The),
79	4.88%, 11/15/2041	75
861	5.45%, 11/15/2033	900
347	5.63%, 11/15/2043	363
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.00%, 04/01/2025	656
85	3.25%, 12/01/2017	85
	PPG Industries, Inc.,
114	5.50%, 11/15/2040	138
355	9.00%, 05/01/2021	434
	Sherwin-Williams Co. (The),
381	3.13%, 06/01/2024	387
314	3.45%, 06/01/2027	317
	Union Carbide Corp.,
1,000	7.50%, 06/01/2025	1,237
850	7.75%, 10/01/2096	1,152

		10,799

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
417	3.88%, 05/18/2025 (e)	439
893	5.13%, 05/18/2045 (e)	1,028
770	Martin Marietta Materials, Inc., Series 10YR, 3.45%, 06/01/2027	781

		2,248

	Containers & Packaging — 0.1%
	International Paper Co.,
600	7.30%, 11/15/2039	833
470	8.70%, 06/15/2038	713

		1,546

	Metals & Mining — 0.1%
295	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	359
150	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	178
283	Nucor Corp., 4.00%, 08/01/2023	303
300	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	326
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	347

		1,513

	Total Materials	16,106

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
312	3.38%, 10/15/2026	310
1,043	3.50%, 01/31/2023	1,083
974	5.00%, 02/15/2024	1,082
100	5.90%, 11/01/2021	114
	American Tower Trust #1,
471	1.55%, 03/15/2018 (e)	470
750	3.07%, 03/15/2023 (e)	763
700	AvalonBay Communities, Inc., 2.85%, 03/15/2023	707
	Boston Properties LP,
360	2.75%, 10/01/2026	346
483	3.65%, 02/01/2026	499
400	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	401
264	Crown Castle International Corp., 4.00%, 03/01/2027	273
	DDR Corp.,
101	3.90%, 08/15/2024	102
330	4.70%, 06/01/2027	342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
252	Digital Realty Trust LP, 3.70%, 08/15/2027	256
239	Duke Realty LP, 3.25%, 06/30/2026	240
621	EPR Properties, 4.50%, 06/01/2027	631
600	Equity Commonwealth, 5.88%, 09/15/2020	643
853	ERP Operating LP, 3.00%, 04/15/2023	871
784	Government Properties Income Trust, 4.00%, 07/15/2022	788
	HCP, Inc.,
265	3.40%, 02/01/2025	267
2,294	3.88%, 08/15/2024	2,392
230	4.20%, 03/01/2024	245
845	Kimco Realty Corp., 3.80%, 04/01/2027	866
783	National Retail Properties, Inc., 4.00%, 11/15/2025	813
133	Prologis LP, 3.75%, 11/01/2025	141
556	Realty Income Corp., 4.65%, 03/15/2047	586
420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	427
	Simon Property Group LP,
868	3.38%, 10/01/2024	897
532	3.75%, 02/01/2024	561
200	4.38%, 03/01/2021	214
382	UDR, Inc., 2.95%, 09/01/2026	369
	Ventas Realty LP,
242	3.50%, 02/01/2025	246
593	3.75%, 05/01/2024	613
554	3.85%, 04/01/2027	569
406	4.13%, 01/15/2026	427
1,000	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,057
	Welltower, Inc.,
223	4.00%, 06/01/2025	235
732	4.50%, 01/15/2024	797

	Total Real Estate	21,643

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
	AT&T, Inc.,
2,525	3.00%, 06/30/2022	2,554
2,218	3.40%, 05/15/2025	2,203
2,716	3.60%, 02/17/2023	2,799
832	3.95%, 01/15/2025	860
348	4.30%, 12/15/2042	323
462	4.35%, 06/15/2045	421
577	4.45%, 04/01/2024	618
525	4.50%, 05/15/2035	514

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
977	4.55%, 03/09/2049	902
1,000	4.60%, 02/15/2021	1,067
563	4.75%, 05/15/2046	539
860	5.35%, 09/01/2040	909
2,000	6.00%, 08/15/2040	2,265
2,700	6.30%, 01/15/2038	3,170
400	6.50%, 09/01/2037	477
2,250	BellSouth LLC, 6.55%, 06/15/2034	2,682
150	British Telecommunications plc, (United Kingdom), 9.12%, 12/15/2030	232
600	Centel Capital Corp., 9.00%, 10/15/2019	665
	Deutsche Telekom International Finance BV, (Germany),
325	3.60%, 01/19/2027 (e)	332
232	4.88%, 03/06/2042 (e)	259
400	6.00%, 07/08/2019	429
741	Qwest Corp., 6.75%, 12/01/2021	813
	Telefonica Emisiones SAU, (Spain),
252	3.19%, 04/27/2018	254
534	4.10%, 03/08/2027	558
526	5.13%, 04/27/2020	566
547	5.21%, 03/08/2047	608
316	5.46%, 02/16/2021	349
	Verizon Communications, Inc.,
1,322	2.95%, 03/15/2022	1,346
2,804	3.38%, 02/15/2025 (e)	2,806
881	3.45%, 03/15/2021	916
400	3.50%, 11/01/2021	417
938	4.15%, 03/15/2024	994
200	4.27%, 01/15/2036	194
2,645	4.40%, 11/01/2034	2,648
832	4.50%, 08/10/2033	846
730	4.52%, 09/15/2048	687
1,085	4.67%, 03/15/2055	1,008
1,693	4.81%, 03/15/2039	1,717
4,200	4.86%, 08/21/2046	4,179
566	5.01%, 08/21/2054	556
457	5.25%, 03/16/2037	493

		46,175

	Wireless Telecommunication Services — 0.0% (g)
400	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	594

	Total Telecommunication Services	46,769

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.4%
	Electric Utilities — 1.5%
	Alabama Power Co.,
214	3.75%, 03/01/2045	219
239	6.13%, 05/15/2038	310
	Arizona Public Service Co.,
133	2.20%, 01/15/2020	134
296	4.50%, 04/01/2042	331
467	5.05%, 09/01/2041	552
	Baltimore Gas & Electric Co.,
455	2.80%, 08/15/2022	464
376	3.50%, 08/15/2046	362
1,234	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	1,263
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.88%, 11/01/2017	1,034
831	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	889
195	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	201
	Duke Energy Carolinas LLC,
129	4.25%, 12/15/2041	141
100	6.00%, 01/15/2038	134
245	Duke Energy Florida LLC, 6.40%, 06/15/2038	341
	Duke Energy Indiana LLC,
700	3.75%, 05/15/2046	708
1,320	6.35%, 08/15/2038	1,812
	Duke Energy Progress LLC,
273	4.10%, 05/15/2042	293
125	4.10%, 03/15/2043	134
1,300	Electricite de France SA, (France), 6.00%, 01/22/2114 (e)	1,483
740	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	749
175	Entergy Arkansas, Inc., 3.50%, 04/01/2026	183
336	Entergy Corp., 2.95%, 09/01/2026	329
629	Entergy Louisiana LLC, 3.05%, 06/01/2031	624
559	Entergy Mississippi, Inc., 2.85%, 06/01/2028	552
	FirstEnergy Corp.,
299	Series B, 3.90%, 07/15/2027	305
289	Series C, 4.85%, 07/15/2047	302
350	Florida Power & Light Co., 5.95%, 02/01/2038	466
679	Great Plains Energy, Inc., 4.85%, 06/01/2021	727
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.40%, 01/15/2022	1,235
350	Series IO, 8.05%, 07/07/2024	462

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	Indiana Michigan Power Co., 7.00%, 03/15/2019	107
100	Jersey Central Power & Light Co., 7.35%, 02/01/2019	107
771	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	859
1,400	Kansas City Power & Light Co., 5.30%, 10/01/2041	1,654
424	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	440
	Nevada Power Co.,
55	5.38%, 09/15/2040	66
305	5.45%, 05/15/2041	376
100	Series N, 6.65%, 04/01/2036	138
371	NextEra Energy Capital Holdings, Inc., 2.40%, 09/15/2019	374
	Niagara Mohawk Power Corp.,
493	3.51%, 10/01/2024 (e)	517
300	4.88%, 08/15/2019 (e)	317
510	Northern States Power Co., 6.25%, 06/01/2036	688
	Oncor Electric Delivery Co. LLC,
840	6.80%, 09/01/2018	880
110	7.00%, 09/01/2022	133
	Pacific Gas & Electric Co.,
492	2.95%, 03/01/2026	496
781	3.50%, 06/15/2025	817
217	4.45%, 04/15/2042	244
390	4.50%, 12/15/2041	431
90	4.60%, 06/15/2043	103
100	6.05%, 03/01/2034	130
160	8.25%, 10/15/2018	171
316	Pepco Holdings LLC, 7.45%, 08/15/2032	430
1,085	Potomac Electric Power Co., 6.50%, 11/15/2037	1,499
200	PPL Capital Funding, Inc., 3.40%, 06/01/2023	208
	Progress Energy, Inc.,
673	3.15%, 04/01/2022	690
300	7.00%, 10/30/2031	414
214	Public Service Co. of Colorado, 3.55%, 06/15/2046	209
2,490	Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/2037	3,366
317	Public Service Electric & Gas Co., 5.38%, 11/01/2039	394
	Southern California Edison Co.,
1,185	6.05%, 03/15/2039	1,595

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
200	Series 08-A, 5.95%, 02/01/2038	263
200	Southwestern Public Service Co., 4.50%, 08/15/2041	226
312	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	311
300	Toledo Edison Co. (The), 6.15%, 05/15/2037	377
64	Virginia Electric & Power Co., 3.45%, 02/15/2024	67
	Xcel Energy, Inc.,
440	3.30%, 06/01/2025	452
92	4.80%, 09/15/2041	105
200	6.50%, 07/01/2036	270

		36,663

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
125	4.13%, 10/15/2044	135
828	4.15%, 01/15/2043	890
375	8.50%, 03/15/2019	412
308	Boston Gas Co., 4.49%, 02/15/2042 (e)	338
335	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	355
382	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	389
653	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	636
	Southern Natural Gas Co. LLC,
367	4.80%, 03/15/2047 (e)	400
351	8.00%, 03/01/2032	481

		4,036

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.95%, 01/15/2020	305
122	3.40%, 03/15/2022	126
1,018	4.25%, 06/15/2022	1,084
235	5.75%, 10/01/2041	250
	Southern Power Co.,
357	4.15%, 12/01/2025	378
600	5.15%, 09/15/2041	654
417	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	423

		3,220

	Multi-Utilities — 0.5%
	CMS Energy Corp.,
475	3.00%, 05/15/2026	471
400	3.88%, 03/01/2024	424

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
596	Consolidated Edison Co. of New York, Inc., 5.70%, 06/15/2040	767
286	Consumers Energy Co., 3.25%, 08/15/2046	269
235	Delmarva Power & Light Co., 4.00%, 06/01/2042	245
	Dominion Energy, Inc.,
300	7.00%, 06/15/2038	407
331	Series B, 2.75%, 01/15/2022	336
920	Series F, 5.25%, 08/01/2033	1,066
200	DTE Energy Co., 6.38%, 04/15/2033	256
	NiSource Finance Corp.,
370	3.85%, 02/15/2023	388
1,256	5.80%, 02/01/2042	1,524
	San Diego Gas & Electric Co.,
379	3.95%, 11/15/2041	393
275	6.00%, 06/01/2026	335
	Sempra Energy,
350	2.88%, 10/01/2022	354
236	3.55%, 06/15/2024	244
1,013	4.05%, 12/01/2023	1,083
460	9.80%, 02/15/2019	512
	Southern Co. Gas Capital Corp.,
254	3.25%, 06/15/2026	255
563	3.50%, 09/15/2021	585
208	4.40%, 06/01/2043	218
1,445	5.88%, 03/15/2041	1,806
1,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	1,054

		12,992

	Water Utilities — 0.1%
793	American Water Capital Corp., 3.40%, 03/01/2025	830

	Total Utilities	57,741

	Total Corporate Bonds (Cost $640,714)	675,866

Foreign Government Securities — 1.9%
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/2023	5,403
5,535	Zero Coupon, 05/01/2024	4,780
2,000	Zero Coupon, 08/15/2024	1,708
7,805	Zero Coupon, 08/15/2024	6,674
1,000	Zero Coupon, 11/01/2024	847
8,205	Zero Coupon, 11/01/2024	6,948
5,000	Zero Coupon, 08/15/2025	4,121
1,000	5.50%, 09/18/2033	1,356

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

377	Province of Quebec, (Canada), SUB, 7.37%, 03/06/2026	504
	Republic of Colombia, (Colombia),
922	4.00%, 02/26/2024	963
581	4.50%, 01/28/2026	624
515	5.00%, 06/15/2045	532
200	5.63%, 02/26/2044	224
200	7.38%, 09/18/2037	265
	Republic of Panama, (Panama),
317	3.75%, 03/16/2025	335
416	4.00%, 09/22/2024	446
88	Republic of Peru, (Peru), 5.63%, 11/18/2050	111
1,133	Republic of Poland, (Poland), 4.00%, 01/22/2024	1,225
640	Republic of South Africa, (South Africa), 5.88%, 09/16/2025	701
	United Mexican States, (Mexico),
788	3.60%, 01/30/2025	810
1,732	4.00%, 10/02/2023	1,833
316	4.13%, 01/21/2026	334
186	4.35%, 01/15/2047	183
200	4.60%, 01/23/2046	204
120	4.75%, 03/08/2044	125
4,913	5.55%, 01/21/2045	5,704

	Total Foreign Government Securities (Cost $44,421)	46,960

Mortgage-Backed Securities — 17.1%
	FHLMC,
3	ARM, 2.81%, 07/01/2019 (z)	3
53	ARM, 2.85%, 10/01/2036 (z)	56
276	ARM, 2.86%, 12/01/2033 (z)	291
291	ARM, 2.94%, 01/01/2035 (z)	306
331	ARM, 2.97%, 11/01/2036 (z)	350
257	ARM, 2.98%, 02/01/2036 (z)	271
70	ARM, 3.00%, 05/01/2036 (z)	74
25	ARM, 3.02%, 04/01/2030 (z)	26
165	ARM, 3.10%, 07/01/2036 (z)	174
222	ARM, 3.14%, 11/01/2036 (z)	232
226	ARM, 3.19%, 10/01/2036 (z)	237
124	ARM, 3.19%, 12/01/2034 (z)	131
430	ARM, 3.27%, 03/01/2037 (z)	449
162	ARM, 3.31%, 12/01/2036 (z)	170
120	ARM, 3.33%, 02/01/2036 (z)	126
588	ARM, 3.44%, 07/01/2040 (z)	617
398	ARM, 3.48%, 04/01/2034 (z)	418
111	ARM, 3.51%, 02/01/2037 (z)	117
194	ARM, 3.51%, 10/01/2036 (z)	208

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	FHLMC Gold Pools, 15 Year, Single Family,
8	4.50%, 08/01/2018	8
3	6.00%, 04/01/2018	3
2	6.50%, 11/01/2017 - 02/01/2019	2
	FHLMC Gold Pools, 20 Year, Single Family,
402	3.50%, 03/01/2032	423
40	6.00%, 12/01/2022	45
	FHLMC Gold Pools, 30 Year, Single Family,
4,645	3.00%, 08/01/2043	4,731
496	4.00%, 09/01/2035	526
2,977	4.50%, 05/01/2041	3,210
2,428	5.00%, 09/01/2034 - 08/01/2040	2,669
1,110	5.50%, 10/01/2033 - 07/01/2035	1,242
247	6.00%, 12/01/2033 - 01/01/2034	282
896	6.50%, 11/01/2034 - 11/01/2036	1,031
282	7.00%, 07/01/2032 - 10/01/2036	320
142	FHLMC Gold Pools, FHA/VA, 10.00%, 10/01/2030	152
	FHLMC Gold Pools, Other,
767	3.00%, 03/01/2033	792
16,371	4.00%, 01/01/2032 - 01/01/2046	17,504
5,159	4.50%, 01/01/2046	5,616
243	5.50%, 10/01/2033 - 01/01/2034	262
180	6.00%, 02/01/2033	197
51	7.00%, 07/01/2029	56
	FNMA,
1	ARM, 1.88%, 01/01/2019 (z)	1
892	ARM, 2.02%, 03/01/2022 (z)	894
23	ARM, 2.40%, 09/01/2027 (z)	23
1	ARM, 2.55%, 03/01/2019 (z)	1
116	ARM, 2.65%, 11/01/2033 (z)	123
60	ARM, 2.69%, 09/01/2034 (z)	62
90	ARM, 2.71%, 07/01/2034 (z)	95
632	ARM, 2.78%, 01/01/2033 (z)	649
144	ARM, 2.79%, 01/01/2036 (z)	152
182	ARM, 2.79%, 07/01/2033 (z)	187
97	ARM, 2.86%, 09/01/2035 (z)	101
648	ARM, 2.89%, 01/01/2035 (z)	669
53	ARM, 2.89%, 09/01/2034 (z)	56
214	ARM, 2.90%, 08/01/2034 (z)	225
309	ARM, 2.90%, 11/01/2034 (z)	320
1,225	ARM, 2.91%, 08/01/2034 - 09/01/2035 (z)	1,274
587	ARM, 2.92%, 11/01/2034 (z)	617
261	ARM, 2.94%, 07/01/2036 (z)	270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

338	ARM, 2.97%, 10/01/2034 (z)	354
1,058	ARM, 2.99%, 04/01/2035 (z)	1,115
312	ARM, 3.03%, 10/01/2034 (z)	328
440	ARM, 3.09%, 06/01/2035 (z)	460
244	ARM, 3.10%, 09/01/2033 (z)	258
287	ARM, 3.12%, 01/01/2035 (z)	302
157	ARM, 3.13%, 04/01/2034 (z)	163
197	ARM, 3.16%, 04/01/2035 (z)	207
332	ARM, 3.17%, 05/01/2035 (z)	344
42	ARM, 3.19%, 07/01/2033 (z)	44
89	ARM, 3.21%, 02/01/2035 (z)	94
270	ARM, 3.21%, 05/01/2034 (z)	284
131	ARM, 3.23%, 01/01/2034 (z)	138
155	ARM, 3.23%, 10/01/2034 (z)	164
270	ARM, 3.26%, 07/01/2033 (z)	285
182	ARM, 3.34%, 10/01/2036 (z)	193
51	ARM, 3.41%, 01/01/2038 (z)	53
108	ARM, 3.42%, 05/01/2035 (z)	113
109	ARM, 3.44%, 06/01/2036 (z)	115
36	ARM, 3.88%, 01/01/2036 (z)	37
16	ARM, 3.95%, 03/01/2029 (z)	17
93	ARM, 4.00%, 02/01/2034 (z)	96
	FNMA, 15 Year, Single Family,
43	4.00%, 08/01/2018	44
334	4.50%, 06/01/2018 - 12/01/2019	343
205	5.00%, 06/01/2018 - 08/01/2024	216
52	5.50%, 03/01/2020 - 07/01/2020	52
1,348	6.00%, 11/01/2017 - 01/01/2024	1,442
17	6.50%, 08/01/2020	17
	FNMA, 20 Year, Single Family,
913	3.50%, 08/01/2032	959
46	4.50%, 04/01/2024	50
347	6.50%, 05/01/2022 - 04/01/2025	384
	FNMA, 30 Year, FHA/VA,
70	6.00%, 09/01/2033	77
510	6.50%, 03/01/2029 - 08/01/2039	584
11	7.00%, 02/01/2033	12
29	8.00%, 06/01/2028	33
	FNMA, 30 Year, Single Family,
4,009	3.00%, 06/01/2043	4,093
2,491	4.50%, 11/01/2033 - 09/01/2043	2,699
739	5.00%, 07/01/2033 - 09/01/2035	819
1,097	5.50%, 09/01/2031 - 03/01/2034	1,241
1,331	6.00%, 12/01/2028 - 09/01/2037	1,516
575	6.50%, 11/01/2029 - 08/01/2031	660
501	7.00%, 01/01/2024 - 01/01/2039	580

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
190	7.50%, 08/01/2036 - 11/01/2037	220
342	8.00%, 03/01/2027 - 11/01/2028	398
6	9.50%, 07/01/2028	7
	FNMA, Other,
3,367	1.74%, 05/01/2020	3,354
1,887	1.94%, 07/01/2019	1,891
222	2.03%, 08/01/2019	225
2,500	2.12%, 09/01/2021	2,489
3,504	2.34%, 12/01/2022	3,559
1,830	2.35%, 05/01/2023	1,858
3,500	2.40%, 12/01/2022	3,567
2,771	2.42%, 06/01/2023	2,822
2,781	2.52%, 10/01/2022	2,847
2,500	2.66%, 12/01/2022	2,576
3,000	2.67%, 07/01/2022	3,095
3,058	2.71%, 04/01/2023	3,143
3,023	2.75%, 03/01/2022	3,122
1,558	2.77%, 05/01/2022	1,612
5,131	2.78%, 06/01/2027	5,225
10,925	2.79%, 05/01/2027 - 06/01/2027	11,128
12,000	2.92%, 12/01/2024 - 05/01/2030	12,175
1,360	2.94%, 05/01/2022	1,413
6,204	2.95%, 08/01/2023 - 12/01/2024	6,467
2,965	2.96%, 06/01/2027	3,050
7,465	2.97%, 12/01/2024 - 06/01/2030	7,654
6,396	2.98%, 03/01/2022 - 07/01/2022	6,666
990	2.99%, 01/01/2025	1,031
2,211	3.00%, 01/01/2043	2,242
2,341	3.02%, 07/01/2023	2,451
3,076	3.03%, 06/01/2035	3,079
13,000	3.04%, 12/01/2024 - 04/01/2030	13,395
14,150	3.08%, 04/01/2030 - 06/01/2030	14,506
8,815	3.10%, 05/01/2030	9,076
6,153	3.11%, 12/01/2024 - 12/01/2026	6,435
11,685	3.12%, 01/01/2022 - 06/01/2035	11,837
2,921	3.14%, 12/01/2026	3,044
2,578	3.16%, 02/01/2022	2,698
3,000	3.17%, 02/01/2030	3,101
9,171	3.23%, 11/01/2020	9,527
4,235	3.24%, 12/01/2026	4,447
13,752	3.25%, 07/01/2025 - 09/01/2026	14,459
3,957	3.26%, 12/01/2026	4,159
7,870	3.29%, 10/01/2020 - 11/01/2026	8,266
8,022	3.30%, 12/01/2026 - 07/01/2030	8,402
3,000	3.34%, 02/01/2027	3,202
1,937	3.35%, 09/01/2030	2,035

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

802	3.37%, 11/01/2020	836
2,000	3.38%, 12/01/2023	2,128
1,356	3.43%, 09/01/2020	1,417
7,819	3.50%, 12/01/2032 - 05/01/2033	8,203
1,825	3.52%, 01/01/2018	1,823
3,000	3.54%, 10/01/2020	3,145
2,000	3.55%, 02/01/2030	2,134
2,500	3.59%, 08/01/2023	2,689
2,682	3.60%, 09/01/2020	2,815
934	3.64%, 01/01/2025	1,006
1,500	3.69%, 11/01/2023	1,616
1,771	3.74%, 07/01/2020	1,857
4,886	3.76%, 10/01/2023 - 11/01/2023	5,274
3,000	3.77%, 09/01/2021	3,193
3,581	3.78%, 01/01/2026	3,884
1,504	3.87%, 01/01/2021	1,596
3,745	3.93%, 07/01/2020 - 01/01/2021	3,965
1,500	3.95%, 07/01/2020	1,585
1,795	3.97%, 12/01/2025	1,978
6,357	4.00%, 10/01/2032 - 07/01/2042	6,761
1,363	4.13%, 08/01/2021	1,464
4,380	4.25%, 04/01/2021	4,711
1,970	4.26%, 07/01/2021	2,124
1,050	4.28%, 01/01/2021	1,126
2,274	4.30%, 08/01/2020 - 04/01/2021	2,342
1,279	4.31%, 07/01/2021	1,376
2,002	4.33%, 04/01/2021	2,154
5,000	4.34%, 06/01/2021	5,437
1,834	4.37%, 02/01/2020	1,939
656	4.38%, 04/01/2020	694
1,896	4.39%, 05/01/2021	2,045
2,000	4.40%, 02/01/2020	2,113
2,732	4.48%, 02/01/2021	2,942
8,240	4.50%, 12/01/2043 - 03/01/2044	8,953
2,731	4.54%, 07/01/2026	3,083
1,784	5.24%, 07/01/2019	1,881
169	5.50%, 09/01/2017 - 09/01/2033	189
188	6.00%, 09/01/2037	206
151	6.50%, 01/01/2036 - 07/01/2036	166
8	10.50%, 04/15/2019	8
	GNMA I, 30 Year, Single Family,
189	6.50%, 03/15/2028 - 04/15/2033	209
126	7.00%, 02/15/2033 - 06/15/2033	147
24	7.50%, 11/15/2022 - 09/15/2028	25
5	8.00%, 08/15/2028	5
96	9.50%, 10/15/2024	103

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	GNMA II, 30 Year, Single Family,
1,860	4.25%, 03/20/2045	1,991
162	4.50%, 08/20/2033	173
1,305	6.00%, 09/20/2038	1,460
35	7.50%, 02/20/2028 - 09/20/2028	41
57	8.00%, 12/20/2025 - 09/20/2028	66
21	8.50%, 05/20/2025	23
	GNMA II, Other,
8,675	4.38%, 06/20/2063 (z)	9,109
9,220	4.46%, 05/20/2063 (z)	9,655
2,981	4.46%, 05/20/2063 (z)	3,115
1,841	4.49%, 04/20/2063 (z)	1,933

	Total Mortgage-Backed Securities (Cost $410,655)	418,899

Municipal Bonds — 0.5% (t)
	California — 0.1%
440	City of Los Angeles, Department of Airports, Series C, Rev., 6.58%, 05/15/2039	583
350	State of California, Various Purpose, GO, 7.30%, 10/01/2039	522

		1,105

	New York — 0.2%
360	New York State Dormitory Authority, Series D, Rev., 5.60%, 03/15/2040	464
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.65%, 11/01/2040	2,443
440	Series 165, Rev., 5.65%, 11/01/2040	589
2,060	Series 174, Rev., 4.46%, 10/01/2062	2,349

		5,845

	Ohio — 0.2%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,970
	Ohio State University, General Receipts,
200	Rev., 5.59%, 12/01/2114	232
325	Series A, Rev., 4.05%, 12/01/2056	341
1,563	Series A, Rev., 4.80%, 06/01/2111	1,671

		4,214

	Total Municipal Bonds (Cost $9,184)	11,164

Supranational — 0.1%
3,000	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $3,331)	3,411

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 1.7%
1,525	FHLB, 5.50%, 07/15/2036	2,092
4,260	FNMA, 1.80%, 10/09/2019 (n)	4,110
13,319	Government Trust Certificate, Series 1-Z, 2.75%, 10/01/2019 (n)	12,838

	Resolution Funding Corp. STRIPS,
8,040	1.72%, 10/15/2019 (n)	7,784
510	2.67%, 10/15/2027 (n)	393
580	2.85%, 01/15/2026 (n)	476
	Tennessee Valley Authority,
304	4.63%, 09/15/2060	376
4,196	5.25%, 09/15/2039	5,619
1,115	5.88%, 04/01/2036	1,558
	Tennessee Valley Authority STRIPS,
5,000	3.39%, 11/01/2025 (n)	4,025
800	4.42%, 06/15/2035 (n)	446
2,000	4.48%, 05/01/2019 (n)	1,941

	Total U.S. Government Agency Securities (Cost $40,476)	41,658

U.S. Treasury Obligations — 17.1%
	U.S. Treasury Bonds,
3,350	2.88%, 05/15/2043	3,462
3,000	3.63%, 08/15/2043	3,528
700	4.25%, 05/15/2039	896
5,295	4.38%, 11/15/2039	6,899
8,880	4.38%, 05/15/2040	11,587
300	6.13%, 08/15/2029	424
	U.S. Treasury Inflation Linked Bonds,
300	1.75%, 01/15/2028	397
300	2.50%, 01/15/2029	418
799	3.63%, 04/15/2028	1,604
	U.S. Treasury Inflation Linked Notes,
2,453	0.13%, 01/15/2022	2,670
630	1.38%, 07/15/2018	727
607	1.38%, 01/15/2020	713
	U.S. Treasury Notes,
1,100	2.00%, 10/31/2021	1,116
1,000	2.13%, 01/31/2021	1,020
23,000	2.13%, 08/15/2021	23,467
7,250	3.13%, 05/15/2021	7,659
	U.S. Treasury STRIPS Bonds,
23,265	1.93%, 05/15/2021 (n)	21,938
2,755	2.18%, 02/15/2020 (n)	2,663
12,570	2.23%, 08/15/2023 (n)	11,207
14,000	2.23%, 11/15/2023 (n)	12,404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
2,200	2.32%, 02/15/2024 (n)	1,937
18,545	2.36%, 05/15/2022 (n)	17,072
17,095	2.43%, 02/15/2021 (n)	16,193
14,400	2.62%, 11/15/2022 (n)	13,089
15,768	2.70%, 02/15/2022 (n)	14,607
15,400	2.88%, 05/15/2023 (n)	13,824
4,800	2.89%, 08/15/2022 (n)	4,390
14,395	2.93%, 08/15/2032 (n)	9,931
9,575	3.10%, 02/15/2032 (n)	6,702
38,462	3.27%, 02/15/2023 (n)	34,718
5,000	3.27%, 05/15/2031 (n)	3,576
9,980	3.31%, 11/15/2021 (n)	9,304
1,592	3.32%, 08/15/2026 (n)	1,309
6,650	3.36%, 11/15/2029 (n)	4,981
14,465	3.52%, 08/15/2020 (n)	13,851
18,050	3.53%, 05/15/2032 (n)	12,534
10,650	3.60%, 11/15/2031 (n)	7,509
6,600	3.65%, 05/15/2034 (n)	4,309
9,500	3.66%, 02/15/2034 (n)	6,267
1,650	3.70%, 08/15/2034 (n)	1,070
5,500	3.73%, 02/15/2033 (n)	3,739
9,700	3.88%, 08/15/2031 (n)	6,895
10,140	3.96%, 11/15/2032 (n)	6,943
21,059	4.14%, 05/15/2020 (n)	20,275
16,500	4.16%, 05/15/2033 (n)	11,133
8,000	4.18%, 02/15/2031 (n)	5,775
6,400	4.54%, 05/15/2030 (n)	4,719
10,577	4.77%, 05/15/2019 (n)	10,339
12,800	4.81%, 08/15/2030 (n)	9,373
600	4.82%, 08/15/2024 (n)	521
4,750	5.03%, 11/15/2033 (n)	3,154
9,925	5.12%, 11/15/2030 (n)	7,217
5,190	5.30%, 08/15/2019 (n)	5,055
1,200	5.47%, 02/15/2035 (n)	765
6,100	5.51%, 08/15/2021 (n)	5,722
3,050	5.70%, 08/15/2033 (n)	2,041
1,500	6.27%, 05/15/2026 (n)	1,242
2,550	6.38%, 05/15/2027 (n)	2,054
200	6.41%, 05/15/2024 (n)	175

	Total U.S. Treasury Obligations (Cost $393,821)	419,109

Loan Assignment — 0.2% (cc)
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
4,362	Lila Mexican Holdings LLC, Tranche B, (1 Month LIBOR + 3.00%), 4.23%, 08/11/2022 (aa) (bb) (Cost $4,249)	4,303

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.2%
	Investment Company — 3.2%
78,458	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $78,482)	78,482

	Total Investments — 102.7% (Cost $2,414,812)	2,520,173
	Liabilities in Excess of Other Assets — (2.7)%	(65,689)

	NET ASSETS — 100.0%	$2,454,484

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 12.1%
20	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.03%, 12/27/2022 (e) (z)	20
	American Airlines Pass-Through Trust,
146	Series 2013-2, Class A, 4.95%, 01/15/2023	156
82	Series 2017-2, Class AA, 3.35%, 10/15/2029	83
245	American Credit Acceptance Receivables Trust, Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	249
91	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A3, 1.90%, 03/18/2022	91
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	750
49	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	49
	B2R Mortgage Trust,
112	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	112
236	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	239
84	BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	84
16	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	16
	CarFinance Capital Auto Trust,
46	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	46
33	Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	33
40	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	40
	Citi Held For Asset Issuance,
196	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	198
400	Series 2016-MF1, Class B, 6.64%, 08/15/2022 (e)	415
85	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	86
455	Colony American Homes, Series 2014-2A, Class A, 2.18%, 07/17/2031 (e) (z)	456
14	Continental Airlines Pass-Through Trust, Series 1999-2, Class A-1, 7.26%, 03/15/2020	14
	CPS Auto Receivables Trust,
9	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	9
32	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	32

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

208	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	208
425	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	432
310	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	317
83	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	83
100	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	100
250	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	253
48	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	56
33	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.95%, 05/23/2019	34
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	181
320	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	326
220	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	227
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	307
61	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	61
	Exeter Automobile Receivables Trust,
21	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	21
366	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	367
16	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	16
51	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	51
310	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	322
370	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	374
413	Federal Express Corp. Pass-Through Trust, Series 981A, 6.72%, 01/15/2022	453
	First Investors Auto Owner Trust,
47	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	47
17	Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	17
100	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	FirstKey Lending Trust,
278	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	278
144	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	146
	Flagship Credit Auto Trust,
11	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	11
89	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	89
44	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	45
50	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	51
267	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	267
114	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	116
113	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	117
400	Series 2016-1, Class C, 6.22%, 06/15/2022 (e)	427
36	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.70%, 04/25/2029 (z) (bb)	31
	GLS Auto Receivables Trust,
63	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	63
261	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	261
67	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	67
	GO Financial Auto Securitization Trust,
51	Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	50
249	Series 2015-2, Class B, 4.80%, 08/17/2020 (e)	252
82	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	82
3	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	3
200	Hyundai Auto Receivables Trust, Series 2017-B, Class A3, 1.77%, 01/18/2022	200
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	350
1,479	LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	1,481
35	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 05/15/2019	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	NRPL Trust,
220	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	220
502	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	503
200	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	200
	Ocwen Master Advance Receivables Trust,
661	Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (e)	660
295	Series 2015-T3, Class BT3, 3.70%, 11/15/2047 (e) (bb)	295
	OneMain Financial Issuance Trust,
159	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	159
403	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	408
642	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	643
233	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	233
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	491
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	481
	Progress Residential Trust,
856	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	864
351	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	355
784	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	800
200	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	209
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	853
1	RAMP Trust, Series 2006-RZ1, Class A3, 1.53%, 03/25/2036 (z) (bb)	1
34	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.42%, 01/25/2036 (bb)	30
11	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	11
461	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	465
375	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, 03/16/2020	374
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, 2.18%, 10/15/2018 (e) (z) (bb)	266

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
111	Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.48%, 05/17/2032 (e) (z)	111
120	United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/2028	119
10	VML LLC, Series 2014-NPL1, Class A1, SUB, 3.88%, 04/27/2054 (e)	10
137	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	138
557	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	558
	Westlake Automobile Receivables Trust,
200	Series 2015-3A, Class D, 4.40%, 05/17/2021 (e)	203
55	Series 2016-1A, Class A2A, 1.82%, 01/15/2019 (e)	55
	World Omni Auto Receivables Trust,
78	Series 2013-B, Class A4, 1.32%, 01/15/2020	78
39	Series 2015-A, Class A3, 1.34%, 05/15/2020	39
104	Series 2017-B, Class A3, 1.95%, 02/15/2023	105

	Total Asset-Backed Securities (Cost $21,621)	21,892

Collateralized Mortgage Obligations — 21.2%
214	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	214
155	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.88%, 07/25/2060 (e)	155
	Alternative Loan Trust,
1,145	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,142
183	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	171
58	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	58
56	ASG Resecuritization Trust, Series 2009-3, Class A65, 2.81%, 03/26/2037 (e) (z)	56
19	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/2034 (bb)	16
169	BCAP LLC Trust, Series 2010-RR7, Class 2A1, 3.21%, 07/26/2045 (e) (z)	167
55	Bear Stearns ARM Trust, Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	56
	CHL Mortgage Pass-Through Trust,
37	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	37
20	Series 2004-HYB3, Class 2A, 3.22%, 06/20/2034 (z)	19

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

179		Series 2005-22, Class 2A1, 3.22%, 11/25/2035 (z)	160
		Citigroup Global Markets Mortgage Securities VII, Inc.,
30		Series 2003-HYB1, Class A, 3.24%, 09/25/2033 (z)	31
—	(h)	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	—	(h)
		Citigroup Mortgage Loan Trust, Inc.,
8		Series 2003-UP3, Class A3, 7.00%, 09/25/2033	8
8		Series 2003-UST1, Class A1, 5.50%, 12/25/2018	8
1		Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	1
—	(h)	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	—	(h)
4		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.00%, 10/25/2018	4
69		CSMC, Series 2010-11R, Class A6, 2.23%, 06/28/2047 (e) (z)	69
63		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, 3.52%, 06/25/2020 (z)	60
2		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	2
23		FHLMC — GNMA, Series 24, Class ZE, 6.25%, 11/25/2023	25
		FHLMC REMIC,
—	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
—	(h)	Series 99, Class Z, 9.50%, 01/15/2021	—	(h)
3		Series 114, Class H, 6.95%, 01/15/2021	3
—	(h)	Series 1079, Class S, HB, IF, 29.83%, 05/15/2021 (z)	—	(h)
—	(h)	Series 1084, Class F, 2.18%, 05/15/2021 (z)	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 39.71%, 05/15/2021 (z)	—	(h)
3		Series 1144, Class KB, 8.50%, 09/15/2021	4
—	(h)	Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.54%, 01/15/2022 (z)	—	(h)
2		Series 1206, Class IA, 7.00%, 03/15/2022	2
1		Series 1250, Class J, 7.00%, 05/15/2022	1
7		Series 1343, Class LA, 8.00%, 08/15/2022	8
31		Series 1466, Class PZ, 7.50%, 02/15/2023	34

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
—	(h)	Series 1470, Class F, 1.66%, 02/15/2023 (z)	—	(h)
11		Series 1491, Class I, 7.50%, 04/15/2023	12
10		Series 1518, Class G, IF, 7.84%, 05/15/2023 (z)	12
10		Series 1541, Class O, 1.57%, 07/15/2023 (z)	10
3		Series 1602, Class SA, IF, 18.76%, 10/15/2023 (z)	4
33		Series 1608, Class L, 6.50%, 09/15/2023	37
4		Series 1671, Class L, 7.00%, 02/15/2024	5
5		Series 1700, Class GA, PO, 02/15/2024	5
57		Series 1706, Class K, 7.00%, 03/15/2024	63
189		Series 1720, Class PL, 7.50%, 04/15/2024	208
8		Series 1745, Class D, 7.50%, 08/15/2024	9
11		Series 1798, Class F, 5.00%, 05/15/2023	12
—	(h)	Series 1807, Class G, 9.00%, 10/15/2020	—	(h)
67		Series 1927, Class PH, 7.50%, 01/15/2027	77
29		Series 1981, Class Z, 6.00%, 05/15/2027	32
9		Series 1987, Class PE, 7.50%, 09/15/2027	11
4		Series 2033, Class SN, HB, IF, 28.48%, 03/15/2024 (z)	1
11		Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
61		Series 2040, Class PE, 7.50%, 03/15/2028	71
1		Series 2056, Class TD, 6.50%, 05/15/2018	1
64		Series 2063, Class PG, 6.50%, 06/15/2028	71
8		Series 2064, Class TE, 7.00%, 06/15/2028	9
43		Series 2075, Class PH, 6.50%, 08/15/2028	49
42		Series 2075, Class PM, 6.25%, 08/15/2028	46
13		Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2
26		Series 2125, Class JZ, 6.00%, 02/15/2029	29
7		Series 2163, Class PC, IO, 7.50%, 06/15/2029	1
123		Series 2169, Class TB, 7.00%, 06/15/2029	141
46		Series 2172, Class QC, 7.00%, 07/15/2029	53
—	(h)	Series 2196, Class TL, 7.50%, 11/15/2029	—	(h)
22		Series 2201, Class C, 8.00%, 11/15/2029	25
58		Series 2210, Class Z, 8.00%, 01/15/2030	69
15		Series 2224, Class CB, 8.00%, 03/15/2030	18
32		Series 2256, Class MC, 7.25%, 09/15/2030	38
31		Series 2259, Class ZM, 7.00%, 10/15/2030	36
29		Series 2271, Class PC, 7.25%, 12/15/2030	33
17		Series 2283, Class K, 6.50%, 12/15/2023	19
15		Series 2296, Class PD, 7.00%, 03/15/2031	17
7		Series 2306, Class K, PO, 05/15/2024	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16	Series 2306, Class SE, IF, IO, 8.33%, 05/15/2024 (z)	3
27	Series 2333, Class HC, 6.00%, 07/15/2031	30
276	Series 2344, Class ZD, 6.50%, 08/15/2031	322
31	Series 2344, Class ZJ, 6.50%, 08/15/2031	35
23	Series 2345, Class NE, 6.50%, 08/15/2031	26
7	Series 2347, Class VP, 6.50%, 03/15/2020	7
26	Series 2351, Class PZ, 6.50%, 08/15/2031	29
23	Series 2410, Class NG, 6.50%, 02/15/2032	26
33	Series 2410, Class OE, 6.38%, 02/15/2032	36
15	Series 2410, Class QX, IF, IO, 7.42%, 02/15/2032 (z)	4
59	Series 2412, Class SP, IF, 13.65%, 02/15/2032 (z)	76
18	Series 2423, Class MC, 7.00%, 03/15/2032	21
35	Series 2423, Class MT, 7.00%, 03/15/2032	41
124	Series 2435, Class CJ, 6.50%, 04/15/2032	142
38	Series 2441, Class GF, 6.50%, 04/15/2032	43
37	Series 2444, Class ES, IF, IO, 6.72%, 03/15/2032 (z)	9
48	Series 2450, Class GZ, 7.00%, 05/15/2032	57
15	Series 2450, Class SW, IF, IO, 6.77%, 03/15/2032 (z)	3
57	Series 2455, Class GK, 6.50%, 05/15/2032	65
85	Series 2466, Class DH, 6.50%, 06/15/2032	95
38	Series 2474, Class NR, 6.50%, 07/15/2032	42
73	Series 2484, Class LZ, 6.50%, 07/15/2032	83
68	Series 2500, Class MC, 6.00%, 09/15/2032	77
107	Series 2512, Class PG, 5.50%, 10/15/2022	113
19	Series 2535, Class BK, 5.50%, 12/15/2022	20
3	Series 2537, Class TE, 5.50%, 12/15/2017	3
137	Series 2543, Class YX, 6.00%, 12/15/2032	154
158	Series 2568, Class KG, 5.50%, 02/15/2023	169
255	Series 2575, Class ME, 6.00%, 02/15/2033	287
22	Series 2586, Class WI, IO, 6.50%, 03/15/2033	4
6	Series 2622, Class PE, 4.50%, 05/15/2018	6
4	Series 2631, Class LC, 4.50%, 06/15/2018	4
7	Series 2651, Class VZ, 4.50%, 07/15/2018	7
27	Series 2934, Class EC, PO, 02/15/2020	26
53	Series 2990, Class SL, HB, IF, 20.00%, 06/15/2034 (z)	69
754	Series 2990, Class UZ, 5.75%, 06/15/2035	857
77	Series 2999, Class ND, 4.50%, 07/15/2020	79
2	Series 3068, Class AO, PO, 01/15/2035	2
81	Series 3117, Class EO, PO, 02/15/2036	72
9	Series 3117, Class OK, PO, 02/15/2036	7

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
101	Series 3122, Class OH, PO, 03/15/2036	92
124	Series 3137, Class XP, 6.00%, 04/15/2036	141
6	Series 3149, Class SO, PO, 05/15/2036	5
186	Series 3152, Class MO, PO, 03/15/2036	165
65	Series 3171, Class MO, PO, 06/15/2036	61
28	Series 3179, Class OA, PO, 07/15/2036	26
263	Series 3202, Class HI, IF, IO, 5.42%, 08/15/2036 (z)	47
42	Series 3232, Class ST, IF, IO, 5.47%, 10/15/2036 (z)	6
9	Series 3253, Class PO, PO, 12/15/2021	9
10	Series 3316, Class JO, PO, 05/15/2037	10
473	Series 3417, Class EO, PO, 11/15/2036	444
141	Series 3481, Class SJ, IF, IO, 4.62%, 08/15/2038 (z)	22
50	Series 3607, Class AO, PO, 04/15/2036	45
216	Series 3607, Class OP, PO, 07/15/2037	186
33	Series 3611, Class PO, PO, 07/15/2034	29
352	Series 3680, Class MA, 4.50%, 07/15/2039	377
44	Series 3804, Class FN, 1.68%, 03/15/2039 (z)	44
325	Series 3819, Class ZQ, 6.00%, 04/15/2036	368
104	Series 3997, Class PF, 1.68%, 11/15/2039 (z)	105
580	Series 4219, Class JA, 3.50%, 08/15/2039	605
747	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	771
	FHLMC STRIPS,
8	Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(h)
643	Series 262, Class 35, 3.50%, 07/15/2042	673
	FHLMC, Structured Pass-Through Securities Certificates,
29	Series T-41, Class 3A, 5.70%, 07/25/2032 (z)	32
26	Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	32
252	Series T-54, Class 2A, 6.50%, 02/25/2043	300
84	Series T-54, Class 3A, 7.00%, 02/25/2043	99
646	Series T-56, Class A5, 5.23%, 05/25/2043	734
20	Series T-58, Class APO, PO, 09/25/2043	17
170	Series T-76, Class 2A, 1.98%, 10/25/2037 (z)	176
	First Horizon Mortgage Pass-Through Trust,
72	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	72
62	Series 2005-AR1, Class 2A2, 3.17%, 04/25/2035 (z)	63

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
1		Series 1989-83, Class H, 8.50%, 11/25/2019	1
—	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
—	(h)	Series 1990-1, Class D, 8.80%, 01/25/2020	—	(h)
—	(h)	Series 1990-7, Class B, 8.50%, 01/25/2020	—	(h)
—	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
—	(h)	Series 1990-63, Class H, 9.50%, 06/25/2020	—	(h)
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/2020	—	(h)
3		Series 1990-102, Class J, 6.50%, 08/25/2020	3
1		Series 1990-120, Class H, 9.00%, 10/25/2020	1
—	(h)	Series 1990-134, Class SC, IF, 19.75%, 11/25/2020 (z)	—	(h)
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(h)
1		Series 1991-42, Class S, IF, 15.52%, 05/25/2021 (z)	1
15		Series 1992-107, Class SB, HB, IF, 26.43%, 06/25/2022 (z)	21
1		Series 1992-143, Class MA, 5.50%, 09/25/2022	1
10		Series 1993-25, Class J, 7.50%, 03/25/2023	11
60		Series 1993-37, Class PX, 7.00%, 03/25/2023	65
21		Series 1993-54, Class Z, 7.00%, 04/25/2023	23
4		Series 1993-62, Class SA, IF, 19.00%, 04/25/2023 (z)	6
6		Series 1993-122, Class M, 6.50%, 07/25/2023	6
2		Series 1993-165, Class SD, IF, 13.46%, 09/25/2023 (z)	3
10		Series 1993-178, Class PK, 6.50%, 09/25/2023	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
148	Series 1993-183, Class KA, 6.50%, 10/25/2023	164
64	Series 1993-189, Class PL, 6.50%, 10/25/2023	70
15	Series 1993-247, Class SA, HB, IF, 28.10%, 12/25/2023 (z)	22
1	Series 1994-9, Class E, PO, 11/25/2023	1
42	Series 1996-14, Class SE, IF, IO, 8.48%, 08/25/2023 (z)	7
4	Series 1996-59, Class J, 6.50%, 08/25/2022	5
17	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	1
15	Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	—	(h)
13	Series 1997-27, Class J, 7.50%, 04/18/2027	15
16	Series 1997-29, Class J, 7.50%, 04/20/2027	18
35	Series 1997-39, Class PD, 7.50%, 05/20/2027	41
9	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
1	Series 1998-4, Class C, PO, 04/25/2023	1
7	Series 1998-36, Class ZB, 6.00%, 07/18/2028	8
95	Series 1998-43, Class EA, PO, 04/25/2023	91
70	Series 2000-2, Class ZE, 7.50%, 02/25/2030	81
15	Series 2001-4, Class PC, 7.00%, 03/25/2021	15
43	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	9
52	Series 2001-36, Class DE, 7.00%, 08/25/2031	60
10	Series 2001-44, Class PD, 7.00%, 09/25/2031	12
52	Series 2001-48, Class Z, 6.50%, 09/25/2021	55
9	Series 2001-49, Class Z, 6.50%, 09/25/2031	10
8	Series 2001-81, Class LO, PO, 01/25/2032	7
20	Series 2002-1, Class HC, 6.50%, 02/25/2022	21
6	Series 2002-1, Class SA, HB, IF, 21.18%, 02/25/2032 (z)	11
31	Series 2002-21, Class PE, 6.50%, 04/25/2032	35
31	Series 2002-28, Class PK, 6.50%, 05/25/2032	36

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

36	Series 2002-37, Class Z, 6.50%, 06/25/2032	40
131	Series 2003-22, Class UD, 4.00%, 04/25/2033	139
21	Series 2003-34, Class GB, 6.00%, 03/25/2033	21
304	Series 2003-34, Class GE, 6.00%, 05/25/2033	339
7	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	2
125	Series 2003-47, Class PE, 5.75%, 06/25/2033	140
15	Series 2003-52, Class SX, IF, 19.25%, 10/25/2031 (z)	20
16	Series 2003-64, Class SX, IF, 10.67%, 07/25/2033 (z)	19
96	Series 2003-71, Class DS, IF, 5.83%, 08/25/2033 (z)	105
22	Series 2003-83, Class PG, 5.00%, 06/25/2023	22
11	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	13
111	Series 2003-116, Class SB, IF, IO, 6.37%, 11/25/2033 (z)	23
8	Series 2003-130, Class SX, IF, 9.67%, 01/25/2034 (z)	9
44	Series 2004-25, Class PC, 5.50%, 01/25/2034	45
64	Series 2004-25, Class SA, IF, 16.13%, 04/25/2034 (z)	89
30	Series 2004-36, Class PC, 5.50%, 02/25/2034	30
76	Series 2004-36, Class SA, IF, 16.13%, 05/25/2034 (z)	103
45	Series 2004-46, Class SK, IF, 13.11%, 05/25/2034 (z)	57
471	Series 2004-50, Class VZ, 5.50%, 07/25/2034	519
41	Series 2004-61, Class SH, IF, 19.05%, 11/25/2032 (z)	59
35	Series 2004-74, Class SW, IF, 13.04%, 11/25/2031 (z)	48
10	Series 2004-76, Class CL, 4.00%, 10/25/2019	10
76	Series 2005-45, Class DC, IF, 19.78%, 06/25/2035 (z)	109
4	Series 2005-52, Class PA, 6.50%, 06/25/2035	4
54	Series 2005-56, Class S, IF, IO, 5.48%, 07/25/2035 (z)	10

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
94	Series 2005-56, Class TP, IF, 14.45%, 08/25/2033 (z)	118
318	Series 2005-68, Class PG, 5.50%, 08/25/2035	353
141	Series 2005-73, Class PS, IF, 13.61%, 08/25/2035 (z)	185
56	Series 2005-74, Class CS, IF, 16.63%, 05/25/2035 (z)	74
107	Series 2005-106, Class US, HB, IF, 20.04%, 11/25/2035 (z)	157
357	Series 2005-121, Class DX, 5.50%, 01/25/2026	381
98	Series 2006-27, Class OH, PO, 04/25/2036	90
38	Series 2006-44, Class P, PO, 12/25/2033	35
241	Series 2006-56, Class FC, 1.52%, 07/25/2036 (z)	241
12	Series 2006-59, Class QO, PO, 01/25/2033	12
37	Series 2006-65, Class QO, PO, 07/25/2036	33
56	Series 2006-72, Class GO, PO, 08/25/2036	51
107	Series 2006-77, Class PC, 6.50%, 08/25/2036	121
44	Series 2006-79, Class DO, PO, 08/25/2036	40
70	Series 2006-110, Class PO, PO, 11/25/2036	63
96	Series 2006-124, Class HB, 3.21%, 11/25/2036 (z)	102
53	Series 2007-14, Class ES, IF, IO, 5.21%, 03/25/2037 (z)	9
45	Series 2007-79, Class SB, IF, 19.49%, 08/25/2037 (z)	69
213	Series 2007-81, Class GE, 6.00%, 08/25/2037	234
126	Series 2007-88, Class VI, IF, IO, 5.31%, 09/25/2037 (z)	25
367	Series 2007-91, Class ES, IF, IO, 5.23%, 10/25/2037 (z)	64
54	Series 2007-106, Class A7, 6.21%, 10/25/2037 (z)	60
97	Series 2007-116, Class HI, IO, 1.38%, 01/25/2038 (z)	6
27	Series 2008-10, Class XI, IF, IO, 5.00%, 03/25/2038 (z)	3
20	Series 2008-16, Class IS, IF, IO, 4.97%, 03/25/2038 (z)	3
43	Series 2008-28, Class QS, IF, 17.00%, 04/25/2038 (z)	58
110	Series 2008-46, Class HI, IO, 1.67%, 06/25/2038 (z)	6
63	Series 2009-69, Class PO, PO, 09/25/2039	59

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

758		Series 2009-71, Class BC, 4.50%, 09/25/2024	816
161		Series 2009-103, Class MB, 3.36%, 12/25/2039 (z)	172
891		Series 2010-47, Class MB, 5.00%, 09/25/2039	978
211		Series 2010-71, Class HJ, 5.50%, 07/25/2040	238
1,000		Series 2011-44, Class EB, 3.00%, 05/25/2026	1,037
286		Series 2011-118, Class MT, 7.00%, 11/25/2041	336
250		Series 2011-118, Class NT, 7.00%, 11/25/2041	288
171		Series 2012-47, Class HF, 1.63%, 05/25/2027 (z)	172
357		Series 2013-101, Class DO, PO, 10/25/2043	282
345		Series 2013-128, Class PO, PO, 12/25/2043	288
1		Series G-14, Class L, 8.50%, 06/25/2021	1
3		Series G-18, Class Z, 8.75%, 06/25/2021	3
3		Series G-35, Class M, 8.75%, 10/25/2021	3
15		Series G92-35, Class E, 7.50%, 07/25/2022	16
1		Series G92-42, Class Z, 7.00%, 07/25/2022	1
—	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
11		Series G92-54, Class ZQ, 7.50%, 09/25/2022	12
4		Series G93-5, Class Z, 6.50%, 02/25/2023	4
8		Series G95-1, Class C, 8.80%, 01/25/2025	9
		FNMA REMIC Trust,
104		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	114
21		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	25
12		Series 2007-W7, Class 1A4, HB, IF, 31.77%, 07/25/2037 (z)	17
		FNMA STRIPS,
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
1		Series 218, Class 2, IO, 7.50%, 04/25/2023	—	(h)
36		Series 300, Class 1, PO, 09/25/2024	34
7		Series 329, Class 1, PO, 01/25/2033	6
		FNMA Trust,
44		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	50
136		Series 2005-W3, Class 2AF, 1.45%, 03/25/2045 (z)	133
		GNMA,
94		Series 1994-7, Class PQ, 6.50%, 10/16/2024	102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
13	Series 1999-30, Class S, IF, IO, 7.37%, 08/16/2029 (z)	3
8	Series 2000-9, Class Z, 8.00%, 06/20/2030	9
141	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	164
21	Series 2002-31, Class S, IF, IO, 7.47%, 01/16/2031 (z)	5
58	Series 2002-47, Class PG, 6.50%, 07/16/2032	67
69	Series 2002-47, Class PY, 6.00%, 07/20/2032	78
71	Series 2002-47, Class ZA, 6.50%, 07/20/2032	83
11	Series 2003-24, Class PO, PO, 03/16/2033	10
253	Series 2003-40, Class TJ, 6.50%, 03/20/2033	286
61	Series 2003-52, Class AP, PO, 06/16/2033	53
17	Series 2004-28, Class S, IF, 16.29%, 04/16/2034 (z)	25
34	Series 2004-71, Class SB, HB, IF, 23.42%, 09/20/2034 (z)	54
22	Series 2004-73, Class AE, IF, 12.32%, 08/17/2034 (z)	26
189	Series 2004-90, Class SI, IF, IO, 4.87%, 10/20/2034 (z)	30
48	Series 2005-68, Class DP, IF, 13.48%, 06/17/2035 (z)	60
349	Series 2005-68, Class KI, IF, IO, 5.07%, 09/20/2035 (z)	57
556	Series 2006-38, Class ZK, 6.50%, 08/20/2036	646
35	Series 2006-59, Class SD, IF, IO, 5.47%, 10/20/2036 (z)	5
150	Series 2007-17, Class JI, IF, IO, 5.58%, 04/16/2037 (z)	29
173	Series 2007-27, Class SA, IF, IO, 4.97%, 05/20/2037 (z)	27
258	Series 2007-40, Class SB, IF, IO, 5.52%, 07/20/2037 (z)	42
154	Series 2007-45, Class QA, IF, IO, 5.41%, 07/20/2037 (z)	25
136	Series 2007-50, Class AI, IF, IO, 5.54%, 08/20/2037 (z)	25
36	Series 2007-53, Class ES, IF, IO, 5.32%, 09/20/2037 (z)	6
34	Series 2007-53, Class SW, IF, 16.51%, 09/20/2037 (z)	47
10	Series 2007-71, Class SB, IF, IO, 5.47%, 07/20/2036 (z)	—	(h)
78	Series 2007-72, Class US, IF, IO, 5.32%, 11/20/2037 (z)	13

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

78	Series 2007-76, Class SA, IF, IO, 5.30%, 11/20/2037 (z)	13
51	Series 2008-33, Class XS, IF, IO, 6.47%, 04/16/2038 (z)	10
155	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	27
195	Series 2008-50, Class KB, 6.00%, 06/20/2038	222
100	Series 2008-55, Class SA, IF, IO, 4.97%, 06/20/2038 (z)	15
104	Series 2008-93, Class AS, IF, IO, 4.47%, 12/20/2038 (z)	14
31	Series 2009-6, Class SA, IF, IO, 4.87%, 02/16/2039 (z)	4
48	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	13
150	Series 2009-22, Class SA, IF, IO, 5.04%, 04/20/2039 (z)	20
126	Series 2009-31, Class TS, IF, IO, 5.07%, 03/20/2039 (z)	13
137	Series 2009-79, Class OK, PO, 11/16/2037	126
879	Series 2009-92, Class ZC, 5.00%, 10/20/2039	996
267	Series 2009-106, Class ST, IF, IO, 4.77%, 02/20/2038 (z)	44
51	Series 2010-14, Class AO, PO, 12/20/2032	49
1,000	Series 2010-105, Class B, 5.00%, 08/20/2040	1,118
91	Series 2010-130, Class CP, 7.00%, 10/16/2040	106
320	Series 2011-137, Class WA, 5.55%, 07/20/2040 (z)	361
222	Series 2012-H21, Class DF, 1.87%, 05/20/2061 (z)	223
46	Series 2012-H24, Class FA, 1.67%, 03/20/2060 (z)	46
232	Series 2012-H26, Class MA, 1.77%, 07/20/2062 (z)	232
665	Series 2012-H29, Class FA, 1.74%, 10/20/2062 (z)	665
588	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	624
28	Series 2013-H03, Class FA, 1.52%, 08/20/2060 (z)	28
746	Series 2014-H15, Class FA, 1.72%, 07/20/2064 (z)	745
681	Series 2014-H17, Class FC, 1.72%, 07/20/2064 (z)	680
658	Series 2015-H15, Class FJ, 1.66%, 06/20/2065 (z)	655

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
609	Series 2015-H18, Class FA, 1.67%, 06/20/2065 (z)	607
643	Series 2015-H20, Class FA, 1.69%, 08/20/2065 (z)	641
745	Series 2015-H26, Class FG, 1.74%, 10/20/2065 (z)	744
108	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	104
41	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/2033 (bb)	28
	JP Morgan Mortgage Trust,
359	Series 2003-A1, Class 1A1, 2.99%, 10/25/2033 (z)	354
31	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	31
103	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	105
	MASTR Adjustable Rate Mortgages Trust,
32	Series 2004-3, Class 4A2, 3.07%, 04/25/2034 (z)	30
89	Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	91
	MASTR Alternative Loan Trust,
116	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	120
213	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	222
14	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	11
6	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	6
52	Series 2005-6, Class 3A1, 5.50%, 11/25/2020	51
2	MASTR Asset Securitization Trust, Series 2004-8, Class PO, PO, 08/25/2019 (bb)	2
16	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	12
	Merrill Lynch Mortgage Investors Trust,
165	Series 2003-E, Class A1, 1.85%, 10/25/2028 (z)	161
58	Series 2004-A, Class A1, 1.69%, 04/25/2029 (z)	56
26	MortgageIT Trust, Series 2005-1, Class 1A1, 1.87%, 02/25/2035 (z)	25
47	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	46
47	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	48

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nomura Asset Acceptance Corp. Alternative Loan Trust,
27	Series 2003-A1, Class A1, 5.50%, 05/25/2033	27
19	Series 2003-A1, Class A2, 6.00%, 05/25/2033	19
7	Series 2003-A1, Class A5, 7.00%, 04/25/2033	7
	RALI Trust,
1	Series 2002-QS16, Class A3, IF, 14.04%, 10/25/2017 (z)	1
2	Series 2003-QS3, Class A2, IF, 13.78%, 02/25/2018 (z)	2
13	Series 2003-QS9, Class A3, IF, IO, 6.32%, 05/25/2018 (z) (bb)	—	(h)
31	Series 2004-QS3, Class CB, 5.00%, 03/25/2019	31
69	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	61
3	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/2019	3
	Springleaf Mortgage Loan Trust,
66	Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	65
125	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	125
75	Series 2013-3A, Class A, 1.87%, 09/25/2057 (e) (z)	75
306	Series 2013-3A, Class M1, 3.79%, 09/25/2057 (e) (z) (bb)	307
65	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	67
	Vendee Mortgage Trust,
265	Series 1993-1, Class ZB, 7.25%, 02/15/2023	292
143	Series 1994-1, Class 1, 5.36%, 02/15/2024 (z)	152
212	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	239
70	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	79
286	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	328
68	Series 1998-1, Class 2E, 7.00%, 03/15/2028	78
	WaMu Mortgage Pass-Through Certificates Trust,
4	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
77	Series 2003-AR5, Class A7, 3.06%, 06/25/2033 (z)	78
41	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	42
168	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	158
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
13	Series 2003-MS2, Class 1A1, 5.75%, 02/25/2033	13
2	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	2
	Wells Fargo Mortgage-Backed Securities Trust,
28	Series 2003-K, Class 1A1, 2.96%, 11/25/2033 (z)	29
48	Series 2004-EE, Class 3A1, 3.64%, 12/25/2034 (z)	50
138	Series 2004-P, Class 2A1, 3.53%, 09/25/2034 (z)	141
223	Series 2005-AR3, Class 1A1, 3.38%, 03/25/2035 (z)	228

	Total Collateralized Mortgage Obligations (Cost $37,004)	38,490

Commercial Mortgage-Backed Securities — 4.1%
432	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.74%, 12/11/2049 (e) (z) (bb)	—	(h)
	Commercial Mortgage Trust,
132	Series 2014-PAT, Class A, 2.03%, 08/13/2027 (e) (z)	132
400	Series 2014-TWC, Class A, 2.08%, 02/13/2032 (e) (z)	401
281	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	300
	FHLMC, Multifamily Structured Pass-Through Certificates,
516	Series KF12, Class A, 1.93%, 09/25/2022 (z)	518
500	Series KSMC, Class A2, 2.62%, 01/25/2023	510
	FNMA ACES,
399	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	421
92	Series 2012-M11, Class FA, 1.77%, 08/25/2019 (z)	92
444	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	475
636	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	663

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	1,016
820	Series 2015-M7, Class A2, 2.59%, 12/25/2024	827
603	Series 2015-M17, Class FA, 2.16%, 11/25/2022 (z)	606
1	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	1
	PFP Ltd., (Cayman Islands),
179	Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	179
100	Series 2015-2, Class C, 4.48%, 07/14/2034 (e) (z) (bb)	100
100	Series 2015-2, Class D, 5.23%, 07/14/2034 (e) (z) (bb)	101
	RAIT Trust,
7	Series 2015-FL4, Class A, 2.58%, 12/15/2031 (e) (z)	7
250	Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	250
	Resource Capital Corp. Ltd., (Cayman Islands),
42	Series 2015-CRE4, Class A, 2.63%, 08/15/2032 (e) (z)	42
153	Series 2015-CRE4, Class B, 4.23%, 08/15/2032 (e) (z) (bb)	151
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	120
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063	109
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	527

	Total Commercial Mortgage-Backed Securities (Cost $7,423)	7,548

Corporate Bonds — 23.5%
	Consumer Discretionary — 2.1%
	Automobiles — 0.4%
150	Daimler Finance North America LLC, (Germany), 2.20%, 05/05/2020 (e)	150
600	General Motors Co., 4.20%, 10/01/2027	608

		758

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
100	3.80%, 12/05/2024	108
200	3.88%, 08/22/2037 (e)	205

		313

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Media — 1.1%
100	21st Century Fox America, Inc., 7.70%, 10/30/2025	130
208	CBS Corp., 4.00%, 01/15/2026	218
160	Charter Communications Operating LLC, 4.91%, 07/23/2025	171
80	Comcast Corp., 3.38%, 08/15/2025	82
154	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	152
78	Discovery Communications LLC, 4.38%, 06/15/2021	83
200	NBCUniversal Media LLC, 2.88%, 01/15/2023	205
35	Time Warner Cable LLC, 8.75%, 02/14/2019	38
100	Time Warner Cos., Inc., 7.57%, 02/01/2024	126
300	Time Warner, Inc., 3.60%, 07/15/2025	303
	Viacom, Inc.,
11	3.25%, 03/15/2023	11
180	3.88%, 04/01/2024	182
250	Walt Disney Co. (The), 2.95%, 06/15/2027	253

		1,954

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
49	4.38%, 09/01/2023	49
62	6.90%, 04/01/2029	68
35	Nordstrom, Inc., 4.00%, 10/15/2021	36

		153

	Specialty Retail — 0.3%
200	Advance Auto Parts, Inc., 4.50%, 12/01/2023	212
200	Lowe’s Cos., Inc., 3.38%, 09/15/2025	208
	O’Reilly Automotive, Inc.,
100	3.55%, 03/15/2026	102
62	3.60%, 09/01/2027	62

		584

	Total Consumer Discretionary	3,762

	Consumer Staples — 1.1%
	Beverages — 0.4%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
300	3.30%, 02/01/2023	311
150	3.70%, 02/01/2024	159
200	Coca-Cola Co. (The), 2.90%, 05/25/2027	202
70	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	76

		748

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
90	4.00%, 02/01/2024	94
30	6.15%, 01/15/2020	33
100	Sysco Corp., 3.75%, 10/01/2025	105

		232

	Food Products — 0.3%
100	Cargill, Inc., 3.30%, 03/01/2022 (e)	104
	Kraft Heinz Foods Co.,
15	3.50%, 06/06/2022	16
15	3.95%, 07/15/2025	15
66	5.00%, 07/15/2035	72
22	5.38%, 02/10/2020	24
45	McCormick & Co., Inc., 3.15%, 08/15/2024	46
92	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	100
73	Tyson Foods, Inc., 3.95%, 08/15/2024	78

		455

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.40%, 03/01/2022	20
37	Procter & Gamble — ESOP, Series A, 9.36%, 01/01/2021	43

		63

	Tobacco — 0.3%
200	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	202
250	Philip Morris International, Inc., 3.13%, 08/17/2027	251

		453

	Total Consumer Staples	1,951

	Energy — 2.5%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.50%, 08/01/2023	111
	Nabors Industries, Inc.,
30	4.63%, 09/15/2021	29
30	5.00%, 09/15/2020	30
15	National Oilwell Varco, Inc., 1.35%, 12/01/2017	15
47	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	49

		234

	Oil, Gas & Consumable Fuels — 2.4%
	Apache Corp.,
42	3.25%, 04/15/2022	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
25	6.90%, 09/15/2018	26
29	Boardwalk Pipelines LP, 4.95%, 12/15/2024	31
	BP Capital Markets plc, (United Kingdom),
20	1.38%, 11/06/2017	20
60	3.51%, 03/17/2025	62
166	3.81%, 02/10/2024	177
	Buckeye Partners LP,
30	4.35%, 10/15/2024	31
40	4.88%, 02/01/2021	43
25	5.85%, 11/15/2043	27
25	Canadian Natural Resources Ltd., (Canada), 3.90%, 02/01/2025	26
17	Carlyle Promissory Note, 3.06%, 07/15/2019 (bb)	16
21	Cenovus Energy, Inc., (Canada), 3.00%, 08/15/2022	20
40	Chevron Corp., 2.36%, 12/05/2022	40
200	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	214
58	Ecopetrol SA, (Colombia), 4.13%, 01/16/2025	58
	Energy Transfer LP,
28	3.60%, 02/01/2023	28
91	4.05%, 03/15/2025	92
61	4.90%, 02/01/2024	66
200	Eni SpA, (Italy), 4.15%, 10/01/2020 (e)	209
174	EnLink Midstream Partners LP, 4.15%, 06/01/2025	175
	Enterprise Products Operating LLC,
37	3.75%, 02/15/2025	39
49	3.90%, 02/15/2024	51
	EOG Resources, Inc.,
23	2.63%, 03/15/2023	23
100	4.10%, 02/01/2021	106
300	4.15%, 01/15/2026	320
50	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	51
50	Magellan Midstream Partners LP, 6.55%, 07/15/2019	54
67	Marathon Petroleum Corp., 3.63%, 09/15/2024	69
	Noble Energy, Inc.,
100	3.85%, 01/15/2028	100
36	5.63%, 05/01/2021	37
91	Occidental Petroleum Corp., 3.50%, 06/15/2025	94
	ONEOK Partners LP,
40	3.20%, 09/15/2018	41
12	3.38%, 10/01/2022	12
200	4.90%, 03/15/2025	217

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
28	5.00%, 09/15/2023	30
	Petroleos Mexicanos, (Mexico),
69	4.88%, 01/18/2024	72
149	6.38%, 02/04/2021	164
51	6.88%, 08/04/2026	59
	Plains All American Pipeline LP,
100	3.60%, 11/01/2024	99
250	4.65%, 10/15/2025	259
200	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	216
150	Spectra Energy Capital LLC, 5.65%, 03/01/2020	161
63	Spectra Energy Partners LP, 3.50%, 03/15/2025	64
180	Sunoco Logistics Partners Operations LP, 4.65%, 02/15/2022	192
42	TC PipeLines LP, 3.90%, 05/25/2027	43
	TransCanada PipeLines Ltd., (Canada),
172	3.75%, 10/16/2023	183
100	6.50%, 08/15/2018	104
30	7.13%, 01/15/2019	32
86	Williams Partners LP, 3.90%, 01/15/2025	88

		4,384

	Total Energy	4,618

	Financials — 9.5%
	Banks — 4.3%
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.60%, 09/23/2019 (e)	203
	Bank of America Corp.,
250	3.25%, 10/21/2027	247
150	3.30%, 01/11/2023	154
485	3.88%, 08/01/2025	510
42	4.13%, 01/22/2024	45
100	5.00%, 05/13/2021	109
154	Series L, 3.95%, 04/21/2025	159
300	Bank of Nova Scotia (The), (Canada), 2.15%, 07/14/2020	302
317	Barclays plc, (United Kingdom), 3.20%, 08/10/2021	324
300	Capital One Bank USA NA, 3.38%, 02/15/2023	306
	Citigroup, Inc.,
82	2.15%, 07/30/2018	82
750	4.13%, 07/25/2028	774
115	5.50%, 09/13/2025	130
16	Comerica, Inc., 3.80%, 07/22/2026	16

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
201	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	212
	Cooperatieve Rabobank UA, (Netherlands),
118	3.88%, 02/08/2022	126
250	4.38%, 08/04/2025	265
250	Discover Bank, 3.10%, 06/04/2020	256
	HSBC Holdings plc, (United Kingdom),
200	2.65%, 01/05/2022	202
200	4.25%, 08/18/2025	209
300	4.88%, 01/14/2022	329
250	Huntington National Bank (The), 2.88%, 08/20/2020	256
50	KeyCorp, 5.10%, 03/24/2021	55
250	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	255
225	Mitsubishi UFJ Financial Group, Inc., (Japan), 3.29%, 07/25/2027	227
200	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	202
36	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	36
133	PNC Financial Services Group, Inc. (The), 4.38%, 08/11/2020	142
107	Regions Financial Corp., 3.20%, 02/08/2021	110
200	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	217
	Wells Fargo & Co.,
450	2.63%, 07/22/2022	453
99	3.00%, 02/19/2025	99
400	(USD 3 Month LIBOR + 1.31%), 3.58%, 05/22/2028 (aa)	410
21	4.10%, 06/03/2026	22
30	4.30%, 07/22/2027	32
300	Westpac Banking Corp., (Australia), 2.50%, 06/28/2022	301

		7,777

	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
150	3.25%, 09/11/2024	155
75	4.60%, 01/15/2020	80
150	Blackstone Holdings Finance Co. LLC, 5.88%, 03/15/2021 (e)	168
40	Charles Schwab Corp. (The), 3.23%, 09/01/2022	41
	Deutsche Bank AG, (Germany),
319	1.88%, 02/13/2018	319
38	3.13%, 01/13/2021	39

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
62	3.38%, 05/12/2021	63
	Goldman Sachs Group, Inc. (The),
349	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	355
137	3.75%, 05/22/2025	141
120	4.00%, 03/03/2024	127
80	5.75%, 01/24/2022	91
	Intercontinental Exchange, Inc.,
47	2.50%, 10/15/2018	47
88	4.00%, 10/15/2023	95
	Invesco Finance plc,
125	3.75%, 01/15/2026	132
71	4.00%, 01/30/2024	76
125	Jefferies Group LLC, 6.88%, 04/15/2021	143
	Macquarie Bank Ltd., (Australia),
100	2.85%, 07/29/2020 (e)	102
300	3.90%, 01/15/2026 (e)	315
100	4.00%, 07/29/2025 (e)	105
40	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	45
	Morgan Stanley,
300	2.75%, 05/19/2022	303
83	3.70%, 10/23/2024	86
330	4.00%, 07/23/2025	348
155	5.00%, 11/24/2025	171
166	5.50%, 07/24/2020	181
100	5.50%, 07/28/2021	112
100	5.75%, 01/25/2021	111
100	6.63%, 04/01/2018	103
84	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	93
17	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	17
36	State Street Corp., 3.10%, 05/15/2023	37
34	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	35

		4,236

	Consumer Finance — 0.9%
169	AerCap Ireland Capital DAC, (Netherlands), 3.65%, 07/21/2027	170
200	American Honda Finance Corp., 1.95%, 07/20/2020	200
235	Capital One Financial Corp., 3.20%, 02/05/2025	235
58	Caterpillar Financial Services Corp., 2.85%, 06/01/2022	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
250	2.98%, 08/03/2022	250
250	3.16%, 08/04/2020	255
200	3.81%, 01/09/2024	204
100	General Motors Financial Co., Inc., 4.35%, 01/17/2027	103
	John Deere Capital Corp.,
33	3.15%, 10/15/2021	34
50	Series 14, 2.45%, 09/11/2020	51
100	Synchrony Financial, 4.25%, 08/15/2024	105

		1,667

	Diversified Financial Services — 1.2%
150	AIG Global Funding, 2.15%, 07/02/2020 (e)	150
349	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	353
	GTP Acquisition Partners I LLC,
174	2.35%, 06/15/2020 (e)	174
202	3.48%, 06/16/2025 (e)	204
200	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/2022	200
81	ORIX Corp., (Japan), 2.90%, 07/18/2022	82
	Private Export Funding Corp.,
500	Series EE, 2.80%, 05/15/2022	521
200	Series KK, 3.55%, 01/15/2024	218
200	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	201
100	Shell International Finance BV, (Netherlands), 3.25%, 05/11/2025	104

		2,207

	Insurance — 0.8%
61	Allstate Corp. (The), 3.15%, 06/15/2023	63
161	American International Group, Inc., 3.75%, 07/10/2025	167
143	Aon plc, 3.88%, 12/15/2025	152
130	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	134
	CNA Financial Corp.,
52	3.95%, 05/15/2024	55
38	4.50%, 03/01/2026	41
125	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	126
35	Lincoln National Corp., 4.20%, 03/15/2022	37
300	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	323
50	Marsh & McLennan Cos., Inc., 3.30%, 03/14/2023	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	199

		1,349

	Total Financials	17,236

	Health Care — 1.5%
	Biotechnology — 0.5%
	AbbVie, Inc.,
214	2.85%, 05/14/2023	216
35	3.20%, 11/06/2022	36
	Amgen, Inc.,
44	3.63%, 05/15/2022	46
40	5.70%, 02/01/2019	43
75	Baxalta, Inc., 3.60%, 06/23/2022	78
184	Biogen, Inc., 3.63%, 09/15/2022	193
	Celgene Corp.,
98	3.25%, 08/15/2022	102
161	3.63%, 05/15/2024	168
	Gilead Sciences, Inc.,
13	2.50%, 09/01/2023	13
25	3.50%, 02/01/2025	26
57	3.65%, 03/01/2026	60
21	3.70%, 04/01/2024	22

		1,003

	Health Care Equipment & Supplies — 0.3%
300	Abbott Laboratories, 3.25%, 04/15/2023	308
200	Medtronic, Inc., 3.50%, 03/15/2025	211

		519

	Health Care Providers & Services — 0.5%
200	Aetna, Inc., 2.80%, 06/15/2023	203
115	Anthem, Inc., 3.13%, 05/15/2022	119
	Cardinal Health, Inc.,
45	2.40%, 11/15/2019	45
49	3.75%, 09/15/2025	52
72	Express Scripts Holding Co., 3.50%, 06/15/2024	74
214	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	220
112	UnitedHealth Group, Inc., 3.38%, 11/15/2021	117

		830

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
57	3.15%, 01/15/2023	58
100	3.20%, 08/15/2027	100
34	4.15%, 02/01/2024	37

		195

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Pharmaceuticals — 0.1%
69	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	76
30	Merck & Co., Inc., 3.70%, 02/10/2045	30

		106

	Total Health Care	2,653

	Industrials — 1.3%
	Aerospace & Defense — 0.2%
43	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	44
68	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	72
174	Lockheed Martin Corp., 3.10%, 01/15/2023	180

		296

	Building Products — 0.2%
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	204
	Johnson Controls International plc,
99	3.75%, 12/01/2021	104
32	3.90%, 02/14/2026	34

		342

	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.60%, 03/15/2018	51

	Construction & Engineering — 0.1%
41	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	42
70	Fluor Corp., 3.38%, 09/15/2021	73

		115

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.50%, 11/02/2017	27
50	5.60%, 05/15/2018	52

		79

	Industrial Conglomerates — 0.1%
34	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	37
152	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	161
49	Pentair Finance SA, (United Kingdom), 2.90%, 09/15/2018	49

		247

	Machinery — 0.2%
31	Caterpillar, Inc., 2.60%, 06/26/2022	31
89	Deere & Co., 2.60%, 06/08/2022	91

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
175	Illinois Tool Works, Inc., 3.50%, 03/01/2024	186
25	Parker-Hannifin Corp., 5.50%, 05/15/2018	26

		334

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
43	3.05%, 03/15/2022	45
32	3.45%, 09/15/2021	33
19	3.60%, 09/01/2020	20
55	Canadian Pacific Railway Co., (Canada), 4.50%, 01/15/2022	59
162	CSX Corp., 3.25%, 06/01/2027	162
	ERAC USA Finance LLC,
27	4.50%, 08/16/2021 (e)	29
48	5.25%, 10/01/2020 (e)	52
	Penske Truck Leasing Co. LP,
53	2.88%, 07/17/2018 (e)	54
200	3.38%, 02/01/2022 (e)	207
	Ryder System, Inc.,
25	2.50%, 03/01/2018	25
28	2.50%, 05/11/2020	28
86	2.88%, 09/01/2020	88
	Union Pacific Corp.,
21	2.95%, 01/15/2023	22
75	3.65%, 02/15/2024	80

		904

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.60%, 06/15/2045	60

	Total Industrials	2,428

	Information Technology — 0.5%
	Communications Equipment — 0.0% (g)
44	Cisco Systems, Inc., 2.95%, 02/28/2026	45

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.00%, 03/01/2018	32
100	3.88%, 01/12/2028	101
16	4.50%, 03/01/2023	17

		150

	IT Services — 0.1%
200	Western Union Co. (The), 3.60%, 03/15/2022	205

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.70%, 07/29/2025	139
94	QUALCOMM, Inc., 3.25%, 05/20/2027	95

		234

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Software — 0.1%
	Microsoft Corp.,
23	0.88%, 11/15/2017	23
34	2.38%, 05/01/2023	34

		57

	Technology Hardware, Storage & Peripherals — 0.1%
	HP, Inc.,
118	4.38%, 09/15/2021	126
45	4.65%, 12/09/2021	49

		175

	Total Information Technology	866

	Materials — 0.9%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
45	3.38%, 03/15/2025	46
100	4.13%, 03/15/2035	101
	Dow Chemical Co. (The),
59	3.00%, 11/15/2022	61
100	3.50%, 10/01/2024	104
60	4.13%, 11/15/2021	64
20	8.55%, 05/15/2019	22
88	Ecolab, Inc., 3.25%, 01/14/2023	92
246	Mosaic Co. (The), 4.25%, 11/15/2023	258
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.25%, 12/01/2017	25
41	Praxair, Inc., 2.65%, 02/05/2025	41
51	Sherwin-Williams Co. (The), 3.45%, 06/01/2027	51
150	Union Carbide Corp., 7.50%, 06/01/2025	185

		1,050

	Construction Materials — 0.2%
200	CRH America, Inc., (Ireland), 3.88%, 05/18/2025 (e)	211
78	Martin Marietta Materials, Inc., Series 10YR, 3.45%, 06/01/2027	79

		290

	Containers & Packaging — 0.0% (g)
80	WestRock Co., 3.00%, 09/15/2024 (e)	80

	Metals & Mining — 0.1%
95	BHP Billiton Finance USA Ltd., (Australia), 3.85%, 09/30/2023	103
27	Nucor Corp., 4.00%, 08/01/2023	29

		132

	Total Materials	1,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
	American Tower Corp.,
80	3.50%, 01/31/2023	83
38	5.00%, 02/15/2024	42
45	American Tower Trust #1, 1.55%, 03/15/2018 (e)	45
100	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	100
121	DDR Corp., 3.90%, 08/15/2024	123
62	EPR Properties, 4.50%, 06/01/2027	63
125	Equity Commonwealth, 5.88%, 09/15/2020	134
255	ERP Operating LP, 4.63%, 12/15/2021	278
	HCP, Inc.,
38	3.40%, 02/01/2025	38
205	3.88%, 08/15/2024	214
17	4.20%, 03/01/2024	18
	Prologis LP,
38	3.75%, 11/01/2025	40
53	4.25%, 08/15/2023	58
50	Realty Income Corp., 3.88%, 07/15/2024	52
150	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	153
	Simon Property Group LP,
62	3.38%, 10/01/2024	64
38	3.75%, 02/01/2024	40
81	4.13%, 12/01/2021	87
75	Tanger Properties LP, 3.75%, 12/01/2024	76
	Ventas Realty LP,
27	3.50%, 02/01/2025	27
44	3.75%, 05/01/2024	46
62	4.13%, 01/15/2026	65
	VEREIT Operating Partnership LP,
100	3.95%, 08/15/2027	100
100	4.60%, 02/06/2024	106
73	Welltower, Inc., 4.50%, 01/15/2024	80

	Total Real Estate	2,132

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
25	3.00%, 06/30/2022	25
141	3.40%, 05/15/2025	140
227	3.60%, 02/17/2023	234
52	3.95%, 01/15/2025	54
34	4.45%, 04/01/2024	36
150	4.60%, 02/15/2021	160
350	Bellsouth Capital Funding Corp., 7.88%, 02/15/2030	468

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
148	Qwest Corp., 6.75%, 12/01/2021	162
31	Telefonica Emisiones SAU, (Spain), 5.13%, 04/27/2020	33
	Verizon Communications, Inc.,
300	2.95%, 03/15/2022	306
156	4.15%, 03/15/2024	165
208	4.50%, 08/10/2033	212
448	4.81%, 03/15/2039	454

		2,449

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.10%, 10/01/2023	172

	Total Telecommunication Services	2,621

	Utilities — 1.5%
	Electric Utilities — 0.9%
27	American Electric Power Co., Inc., Series E, 1.65%, 12/15/2017	27
27	Arizona Public Service Co., 2.20%, 01/15/2020	27
43	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	44
200	Commonwealth Edison Co., Series 122, 2.95%, 08/15/2027	201
30	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	31
20	DTE Electric Co., 2.65%, 06/15/2022	20
60	Duke Energy Indiana LLC, 3.75%, 07/15/2020	63
40	Duke Energy Progress LLC, 2.80%, 05/15/2022	41
60	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	60
200	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	202
186	Entergy Mississippi, Inc., 2.85%, 06/01/2028	184
25	Jersey Central Power & Light Co., 7.35%, 02/01/2019	27
47	Kansas City Power & Light Co., 3.15%, 03/15/2023	48
60	Nevada Power Co., 7.13%, 03/15/2019	65
	NextEra Energy Capital Holdings, Inc.,
27	2.40%, 09/15/2019	27
89	3.55%, 05/01/2027	93
	Niagara Mohawk Power Corp.,
28	3.51%, 10/01/2024 (e)	30
40	4.88%, 08/15/2019 (e)	42
25	Ohio Power Co., 6.05%, 05/01/2018	26
50	Oncor Electric Delivery Co. LLC, 6.80%, 09/01/2018	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Pacific Gas & Electric Co.,
68	2.45%, 08/15/2022	68
50	3.25%, 06/15/2023	52
51	Public Service Co. of Colorado, 3.20%, 11/15/2020	53
74	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	79
37	Southern California Edison Co., 1.85%, 02/01/2022	37
	Virginia Electric & Power Co.,
21	3.45%, 02/15/2024	22
40	Series A, 6.00%, 05/15/2037	53

		1,674

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.50%, 03/15/2019	33

	Independent Power and Renewable Electricity Producers — 0.3%
	Exelon Generation Co. LLC,
45	2.95%, 01/15/2020	46
72	4.25%, 06/15/2022	76
317	Southern Power Co., 4.15%, 12/01/2025	336

		458

	Multi-Utilities — 0.3%
50	Consumers Energy Co., 5.65%, 04/15/2020	55
79	DTE Energy Co., Series B, 3.30%, 06/15/2022	81
200	NiSource Finance Corp., 3.85%, 02/15/2023	210
48	Sempra Energy, 4.05%, 12/01/2023	51
94	Southern Co. Gas Capital Corp., 3.50%, 09/15/2021	98
87	WEC Energy Group, Inc., 3.55%, 06/15/2025	91

		586

	Total Utilities	2,751

	Total Corporate Bonds (Cost $41,138)	42,570

Foreign Government Securities — 0.6%
150	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	198
	Republic of Poland, (Poland),
125	3.25%, 04/06/2026	129
92	4.00%, 01/22/2024	100
	United Mexican States, (Mexico),
250	3.60%, 01/30/2025	257
244	3.63%, 03/15/2022	256
116	4.00%, 10/02/2023	123

	Total Foreign Government Securities (Cost $1,021)	1,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage-Backed Securities — 11.3%
		FHLMC,
19		ARM, 2.82%, 01/01/2027 (z)	19
39		ARM, 3.04%, 01/01/2037 (z)	41
135		ARM, 3.06%, 08/01/2036 (z)	141
10		ARM, 3.13%, 07/01/2026 (z)	10
48		ARM, 3.14%, 11/01/2036 (z)	51
86		ARM, 3.27%, 03/01/2037 (z)	90
118		ARM, 3.29%, 12/01/2034 (z)	125
57		ARM, 3.40%, 09/01/2036 (z)	60
80		ARM, 3.61%, 09/01/2036 (z)	85
140		ARM, 3.69%, 06/01/2036 (z)	149
80		ARM, 3.77%, 04/01/2038 (z)	85
58		ARM, 3.94%, 02/01/2037 (z)	62
		FHLMC Gold Pools, 15 Year, Single Family,
16		4.00%, 06/01/2019	17
1		4.50%, 10/01/2018	1
1		6.00%, 04/01/2018	1
18		6.50%, 02/01/2019 - 03/01/2022	19
		FHLMC Gold Pools, 20 Year, Single Family,
4		6.00%, 12/01/2022	4
15		6.50%, 08/01/2026	16
		FHLMC Gold Pools, 30 Year, Single Family,
39		6.00%, 01/01/2034	45
34		7.00%, 04/01/2026 - 02/01/2037	40
3		7.50%, 08/01/2025	4
3		8.00%, 07/01/2020 - 11/01/2024	4
10		8.50%, 07/01/2028	12
69		FHLMC Gold Pools, FHA/VA, 10.00%, 10/01/2030	74
		FHLMC Gold Pools, Other,
1,995		3.50%, 05/01/2033 - 05/01/2043	2,081
324		4.00%, 06/01/2042	345
51		6.00%, 02/01/2033	56
		FNMA,
977		ARM, 2.01%, 12/01/2025 (z)	976
4		ARM, 2.40%, 09/01/2027 (z)	4
—	(h)	ARM, 2.55%, 03/01/2019 (z)	—	(h)
36		ARM, 2.84%, 02/01/2037 (z)	38
107		ARM, 2.84%, 09/01/2034 (z)	113
97		ARM, 2.86%, 09/01/2035 (z)	101
—	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
70		ARM, 2.89%, 01/01/2035 (z)	72
62		ARM, 2.90%, 09/01/2036 (z)	65
93		ARM, 2.91%, 02/01/2035 (z)	96
197		ARM, 2.91%, 08/01/2034 - 09/01/2035 (z)	206
61		ARM, 2.98%, 11/01/2033 (z)	64

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

74	ARM, 3.00%, 04/01/2033 (z)	78
108	ARM, 3.02%, 01/01/2035 (z)	114
98	ARM, 3.10%, 09/01/2033 (z)	103
41	ARM, 3.13%, 08/01/2036 (z)	43
35	ARM, 3.14%, 08/01/2035 (z)	37
66	ARM, 3.16%, 04/01/2035 (z)	69
60	ARM, 3.20%, 02/01/2035 (z)	63
78	ARM, 3.23%, 10/01/2034 (z)	82
105	ARM, 3.41%, 02/01/2037 (z)	110
82	ARM, 3.63%, 07/01/2046 (z)	87
114	ARM, 3.88%, 02/01/2036 (z)	121
3	ARM, 3.95%, 03/01/2029 (z)	3
	FNMA, 15 Year, Single Family,
8	4.00%, 05/01/2019	8
36	4.50%, 05/01/2018 - 05/01/2019	37
51	5.00%, 06/01/2018 - 04/01/2019	52
18	5.50%, 01/01/2020 - 06/01/2020	18
97	6.00%, 03/01/2021 - 01/01/2024	104
5	6.50%, 08/01/2020	5
42	FNMA, 20 Year, Single Family, 6.50%, 05/01/2022	46
	FNMA, 30 Year, FHA/VA,
12	6.00%, 09/01/2033	13
16	6.50%, 03/01/2029	18
1	9.50%, 12/01/2018	1
	FNMA, 30 Year, Single Family,
37	4.50%, 08/01/2033	40
533	5.00%, 07/01/2033 - 08/01/2040	587
62	5.50%, 12/01/2033	71
252	6.00%, 12/01/2032 - 09/01/2037	288
22	6.50%, 08/01/2031	25
3	7.00%, 09/01/2027 - 08/01/2032	4
6	7.50%, 11/01/2022 - 10/01/2024	6
233	8.00%, 03/01/2021 - 11/01/2032	277
4	8.50%, 07/01/2024 - 05/01/2025	4
1	10.00%, 02/01/2024	1
	FNMA, Other,
949	2.22%, 12/01/2022	959
475	2.24%, 12/01/2022	481
630	2.40%, 01/01/2022	639
1,000	2.79%, 05/01/2027	1,018
1,000	3.03%, 04/01/2027	1,034
1,500	3.10%, 09/01/2025	1,567
1,000	3.24%, 12/01/2026	1,050
1,000	3.29%, 08/01/2026	1,054
500	3.34%, 02/01/2027	534
481	3.76%, 10/01/2023	519

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage-Backed Securities — continued
585	4.00%, 07/01/2042	623
328	4.26%, 06/01/2021	351
751	4.30%, 04/01/2021	807
474	4.39%, 05/01/2021	511
29	5.50%, 04/01/2038	31
50	6.00%, 03/01/2037	55
	GNMA I, 30 Year, Single Family,
186	6.00%, 11/15/2028 - 12/15/2038	210
163	6.50%, 01/15/2024 - 12/15/2035	185
165	7.00%, 08/15/2023 - 06/15/2035	189
12	7.50%, 11/15/2022 - 09/15/2028	13
2	8.00%, 08/15/2028	2
2	9.00%, 02/15/2020 - 11/15/2024	2
24	9.50%, 09/15/2018 - 12/15/2025	26
	GNMA II, 30 Year, Single Family,
141	6.00%, 03/20/2028 - 09/20/2038	159
7	7.50%, 02/20/2028 - 09/20/2028	8
20	8.00%, 12/20/2025 - 08/20/2028	22
11	8.50%, 03/20/2025 - 05/20/2025	13
501	GNMA II, Other, 3.50%, 11/20/2033	528

	Total Mortgage-Backed Securities (Cost $19,806)	20,477

U.S. Government Agency Securities — 1.5%
1,440	Financing Corp. STRIPS, Series 1P, 1.58%, 05/11/2018 (n)	1,427
85	FNMA, 1.80%, 10/09/2019 (n)	82
	Resolution Funding Corp. STRIPS,
330	1.21%, 01/15/2021 (n)	312
165	1.59%, 10/15/2019 (n)	160
250	1.71%, 07/15/2020 (n)	238
80	2.67%, 10/15/2027 (n)	62
90	2.85%, 01/15/2026 (n)	74
333	Tennessee Valley Authority STRIPS, 4.48%, 05/01/2019 (n)	323

	Total U.S. Government Agency Securities (Cost $2,667)	2,678

U.S. Treasury Obligations — 24.1%
516	U.S. Treasury Bonds, 6.00%, 02/15/2026	676
	U.S. Treasury Notes,
5,000	1.38%, 08/31/2020	4,990
4,000	1.38%, 01/31/2021	3,981
3,000	1.88%, 10/31/2017	3,004
1,000	1.88%, 01/31/2022	1,009
3,000	2.00%, 02/28/2021	3,048
9,000	2.00%, 08/15/2025	8,979
3,000	3.50%, 02/15/2018	3,032

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury STRIPS Bonds,
3,825	2.09%, 08/15/2023 (n)	3,410
200	2.12%, 05/15/2024 (n)	175
2,150	2.21%, 11/15/2023 (n)	1,905
200	2.25%, 05/15/2026 (n)	166
3,000	2.36%, 02/15/2024 (n)	2,641
10	2.36%, 05/15/2028 (n)	8
750	2.54%, 05/15/2023 (n)	673
300	2.57%, 02/15/2027 (n)	243
2,400	2.65%, 02/15/2022 (n)	2,223
1,300	2.68%, 11/15/2022 (n)	1,182
200	2.76%, 05/15/2025 (n)	170
53	2.91%, 02/15/2028 (n)	42
200	3.06%, 08/15/2028 (n)	155
47	3.31%, 08/15/2026 (n)	39
300	3.44%, 11/15/2026 (n)	245
100	3.66%, 08/15/2027 (n)	80
140	3.69%, 11/15/2027 (n)	111
1,525	3.75%, 11/15/2021 (n)	1,422

	Total U.S. Treasury Obligations (Cost $43,499)	43,609

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,456	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $2,456)	2,456

	Total Investments — 99.8% (Cost $176,635)	180,783
	Other Assets in Excess of Liabilities — 0.2%	405

	NET ASSETS — 100.0%	$181,188

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2017.
CMBS	— Commercial Mortgage Backed Security
CSMC	— Credit Suisse Mortgage Trust
ESOP	— Employee Stock Ownership Program
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2017.
USD	— United States Dollar
VA	— Veterans Administration

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of August 31, 2017.
(n)	— The rate shown is the effective yield as of August 31, 2017.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2017.

(y)	— Preferred Security.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,441,691		$178,327
Investments in affiliates, at value	78,482		2,456
Cash	74		14
Receivables:
Investment securities sold	15,841		29
Interest from non-affiliates	11,542		647
Dividends from affiliates	46		2
Prepaid expenses	35		—

Total Assets	2,547,711		181,475

LIABILITIES:
Payables:
Excise tax	35		—
Investment securities purchased	473		214
Fund shares redeemed	92,299		—
Accrued liabilities:
Investment advisory fees	283		5
Custodian and accounting fees	70		29
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—
Audit fees	43		36
Other	24		3

Total Liabilities	93,227		287

Net Assets	$2,454,484		$181,188

Paid-in-Capital	$2,326,158		$176,805
Accumulated undistributed (distributions in excess of) net investment income	12		—	(a)
Accumulated net realized gains (losses)	22,953		235
Net unrealized appreciation (depreciation)	105,361		4,148

Total Net Assets	$2,454,484		$181,188

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	234,000		18,190
Net asset value, offering and redemption price per share (b)	$10.49		$9.96

Cost of investments in non-affiliates	$2,336,330		$174,179
Cost of investments in affiliates	78,482		2,456

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$50,834	$2,761
Dividend income from affiliates	249	12

Total investment income	51,083	2,773

EXPENSES:
Investment advisory fees	4,420	267
Administration fees	1,473	89
Custodian and accounting fees	154	62
Professional fees	105	33
Trustees’ and Chief Compliance Officer’s fees	16	13
Printing and mailing costs	12	1
Transfer agency fees	14	1
Other	74	8

Total expenses	6,268	474

Less fees waived	(4,100)	(344)

Net expenses	2,168	130

Net investment income (loss)	48,915	2,643

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	13,306	(337)
Investments in affiliates	(13)	— (a)

Net realized gain (loss)	13,293	(337)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	29,677	1,965
Investments in affiliates	— (a)	— (a)

Change in net unrealized appreciation/depreciation	29,677	1,965

Net realized/unrealized gains (losses)	42,970	1,628

Change in net assets resulting from operations	$91,885	$4,271

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Intermediate Bond Trust
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,915	$119,900	$2,643	$9,109
Net realized gain (loss)	13,293	38,262	(337)	7,529
Change in net unrealized appreciation/depreciation	29,677	(73,971)	1,965	(9,329)

Change in net assets resulting from operations	91,885	84,191	4,271	7,309

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,662)	(120,356)	(2,666)	(9,134)
From net realized gains	—	(31,700)	—	(7,402)

Total distributions to shareholders	(49,662)	(152,056)	(2,666)	(16,536)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	65,932	479,291	7,894	21,400
Distributions reinvested	46,523	143,201	2,243	14,746
Cost of shares redeemed	(859,426)	(1,606,001)	(11,903)	(298,583)

Change in net assets resulting from capital transactions	(746,971)	(983,509)	(1,766)	(262,437)

NET ASSETS:
Change in net assets	(704,748)	(1,051,374)	(161)	(271,664)
Beginning of period	3,159,232	4,210,606	181,349	453,013

End of period	$2,454,484	$3,159,232	$181,188	$181,349

Accumulated undistributed (distributions in excess of) net investment income	$12	$759	$— (a)	$23

SHARE TRANSACTIONS:
Issued	6,374	45,410	799	2,159
Reinvested	4,477	13,622	226	1,461
Redeemed	(82,657)	(151,360)	(1,209)	(28,949)

Change in Shares	(71,806)	(92,328)	(184)	(25,329)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Six Months Ended August 31, 2017 (Unaudited)	$10.33	$0.17	(e)	$0.17	$0.34	$(0.18)	$—	$(0.18)
Year Ended February 28, 2017	10.58	0.33	(e)	(0.14)	0.19	(0.34)	(0.10)	(0.44)
Year Ended February 29, 2016	10.69	0.32	(e)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2013	10.82	0.43		0.08	0.51	(0.43)	(0.01)	(0.44)

Intermediate Bond Trust
Six Months Ended August 31, 2017 (Unaudited)	9.87	0.15	(e)	0.09	0.24	(0.15)	—	(0.15)
Year Ended February 28, 2017	10.37	0.29	(e)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(e)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	10.63	0.36		0.04	0.40	(0.35)	—	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.49	3.30%	$2,454,484	0.15%	3.32%	0.43%	7%
10.33	1.78	3,159,232	0.15	3.15	0.42	16
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16

9.96	2.44	181,188	0.15	2.97	0.53	16
9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Two separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at August 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$ —	$ 194,131	$117,318	$ 311,449
Collateralized Mortgage Obligations	—	372,193	14,503	386,696
Commercial Mortgage-Backed Securities	—	113,372	8,804	122,176
Corporate Bonds
Consumer Discretionary	—	40,507	—	40,507
Consumer Staples	—	29,902	—	29,902
Energy	—	80,951	211	81,162
Financials	—	263,878	—	263,878
Health Care	—	34,308	—	34,308
Industrials	—	42,618	—	42,618
Information Technology	—	41,232	—	41,232
Materials	—	16,106	—	16,106
Real Estate	—	21,643	—	21,643
Telecommunication Services	—	46,769	—	46,769
Utilities	—	57,741	—	57,741

Total Corporate Bonds	—	675,655	211	675,866

Foreign Government Securities	—	46,960	—	46,960
Mortgage-Backed Securities	—	418,899	—	418,899
Municipal Bonds	—	11,164	—	11,164
Supranational	—	3,411	—	3,411
U.S. Government Agency Securities	—	41,658	—	41,658
U.S. Treasury Obligations	—	419,109	—	419,109
Loan Assignment
Consumer Discretionary	—	—	4,303	4,303
Short-Term Investment
Investment Company	78,482	—	—	78,482

Total Investments in Securities	$78,482	$2,296,552	$145,139	$2,520,173

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$ —	$ 15,824	$6,068	$ 21,892
Collateralized Mortgage Obligations	—	37,832	658	38,490
Commercial Mortgage-Backed Securities	—	6,946	602	7,548
Corporate Bonds
Consumer Discretionary	—	3,762	—	3,762
Consumer Staples	—	1,951	—	1,951
Energy	—	4,602	16	4,618
Financials	—	17,236	—	17,236
Health Care	—	2,653	—	2,653
Industrials	—	2,428	—	2,428
Information Technology	—	866	—	866
Materials	—	1,552	—	1,552
Real Estate	—	2,132	—	2,132
Telecommunication Services	—	2,621	—	2,621
Utilities	—	2,751	—	2,751

Total Corporate Bonds	—	42,554	16	42,570

Foreign Government Securities	—	1,063	—	1,063
Mortgage-Backed Securities	—	20,477	—	20,477
U.S. Government Agency Securities	—	2,678	—	2,678
U.S. Treasury Obligations	—	43,609	—	43,609
Short-Term Investment
Investment Company	2,456	—	—	2,456

Total Investments in Securities	$2,456	$170,983	$7,344	$180,783

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

For each of the Funds, there were no transfers between levels 1 and 2 during the six months ended August 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$131,541	$(460)	$1,872		$(159)	$12,535	$(46,531)	$21,677	$(3,157)	$117,318
Collateralized Mortgage Obligations	16,382	13	322		(158)	—	(2,056)	—	—	14,503
Commercial Mortgage-Backed Securities	8,819	— (a)	239		(68)	—	(1,430)	1,244	—	8,804
Corporate Bond — Energy	—	—	—	(a)	— (a)	211	—	—	—	211
Loan Assignment — Consumer Discretionary	—	—	2		10	—	(412)	4,703	—	4,303

	$156,742	$(447)	$2,435		$(375)	$12,746	$(50,429)	$27,624	$(3,157)	$145,139

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

Intermediate Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$7,994	$(36)	$111		$—	(a)	$—	$(2,379)	$996	$(618)	$6,068
Collateralized Mortgage Obligations	764	2	14		1		—	(123)	—	—	658
Commercial Mortgage-Backed Securities	594	—	8		—		—	—	—	—	602
Corporate Bonds — Energy	—	—	—	(a)	—	(a)	16	—	—	—	16

	$9,352	$(34)	$133		$1		$16	$(2,502)	$996	$(618)	$7,344

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2017, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$1,752
Intermediate Bond Trust	82

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71,270	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (7.14%)
			Constant Default Rate	0.00% - 30.00% (0.59%)
			Yield (Discount Rate of Cash Flows)	1.67% - 7.65% (3.24%)

Asset-Backed Securities	71,270

	12,891	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.01%)
			PSA Prepayment Model	324.00% - 324.00% (324.00%)
			Constant Default Rate	0.00% - 9.64% (3.34%)
			Yield (Discount Rate of Cash Flows)	0.37% - 199.00% (6.09%)

Collateralized Mortgage Obligations	12,891

	4,013	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.59%)
			Yield (Discount Rate of Cash Flows)	1.55% - 5.73% (4.37%)

Commercial Mortgage-Backed Securities	4,013

	211	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% (3.23%)
			Liquidity Discount	1.00% (1.00%)

Corporate Bonds	211

Total	$88,384

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $56,755,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,075	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.26%)
			Constant Default Rate	0.00% - 30.00% (0.76%)
			Yield (Discount Rate of Cash Flows)	1.67% - 7.04% (3.03%)

Asset-Backed Securities	3,075

	646	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 28.08% (10.35%)
			Constant Default Rate	0.00% - 7.31% (1.49%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 10.12% (3.44%)

Collateralized Mortgage Obligations	646

	200	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	2.41% - 5.06% (4.71%)

Commercial Mortgage-Backed Securities	200

	16	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% (3.23%)

Corporate Bonds	16

Total	$3,938

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $3,406,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of August 31, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

The Funds did not have forward commitments nor delayed delivery securities outstanding as of August 31, 2017.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2017, the Fund did not have any outstanding unfunded loan commitments.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statements of Operations.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2017, and are in place until at least until June 30, 2018.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total
Core Bond Trust	$2,584	$1,473	$4,057
Intermediate Bond Trust	251	89	340

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows (amounts in thousands):

Core Bond Trust	$43
Intermediate Bond Trust	4

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$197,673	$801,429	$10,115	$120,027
Intermediate Bond Trust	15,294	19,606	11,959	12,215

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,414,812	$114,195	$8,834	$105,361
Intermediate Bond Trust	176,635	4,722	574	4,148

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 28, 2017, the following Fund deferred to March 1, 2017 post-October capital losses of:

Net Capital Losses Short-Term
Intermediate Bond Trust	$124

6. Borrowings

Effective August 16, 2016, Core Bond Trust and Intermediate Bond Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

As of August 31, 2017, Intermediate Bond Trust had three individual shareholder accounts which collectively represented 36.2% of the Fund’s net assets. Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to Funds’ August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Class A
Actual	$1,000.00	$1,033.00	$0.77	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Intermediate Bond Trust
Class A
Actual	1,000.00	1,024.40	0.77	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense analyses compiled by Broadridge using data from Lipper Inc. , independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMIM earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”)

which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/

AUGUST 31, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe ”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For Core Bond Trust, the Trustees and Adviser determined that the Peer Group and/or Universe is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the fourth, third and fifth quintiles based upon the Peer Group, and in the third, first and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the fixed income committee at each of their regularly scheduled meetings over the course of the next year. The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable. The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2017

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 2017.	SAN-INSTT-817

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 1, 2017